     As filed with the Securities and Exchange Commission on April 5, 2012



                                           REGISTRATION STATEMENT NOS. 333-96519
                                                                       811-03927


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 18


                                     And/Or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 111


                                   -----------
                MetLife of CT Fund UL for Variable Life Insurance
                           (Exact name of Registrant)
                    MetLife Insurance Company of Connecticut
                               (Name of Depositor)

            1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)


[X]   on April 30, 2012 pursuant to paragraph (b)


[ ]   ___ days after filing pursuant to paragraph (a)(1)

[ ]   on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

__    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies

================================================================================

                             METLIFE VARIABLE LIFE

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                     APRIL 30, 2012 PROSPECTUS SUPPLEMENT


                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY OF CONNECTICUT -- METLIFE OF CT FUND UL FOR VARIABLE
                                LIFE INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for MetLife Variable Life, a flexible premium variable life insurance policy issued by MetLife Insurance Company of Connecticut (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE FUNDS, listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):




AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  Contrafund(R) Portfolio -- Service Class
  Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Templeton Foreign Securities Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
  Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class I
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I Legg Mason ClearBridge Variable Large Cap Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable High Income Portfolio
MET INVESTORS SERIES TRUST
  Clarion Global Real Estate Portfolio -- Class A
  Invesco Small Cap Growth Portfolio -- Class A
  Janus Forty Portfolio -- Class A
  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Aggressive Strategy Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A


  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B
  Van Kampen Comstock Portfolio -- Class B
METROPOLITAN SERIES FUND
  BlackRock Aggressive Growth Portfolio -- Class D
  BlackRock Diversified Portfolio -- Class A
  BlackRock Legacy Large Cap Growth Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A
  Davis Venture Value Portfolio -- Class A
  FI Value Leaders Portfolio -- Class D
  MetLife Conservative Allocation Portfolio -- Class B
  MetLife Conservative to Moderate Allocation Portfolio -- Class B MetLife Moderate Allocation Portfolio -- Class B
  MetLife Moderate to Aggressive Allocation Portfolio -- Class B
  MetLife Stock Index Portfolio -- Class A
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Russell 2000(R) Index Portfolio -- Class A
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
  Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL
VANGUARD VARIABLE INSURANCE FUND
  Mid-Cap Index Portfolio
  Total Stock Market Index Portfolio



Certain Funds may have been subject to a merger. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES


The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2011. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2011, unless otherwise noted. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                            MINIMUM   MAXIMUM
                                                                          --------- ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)............   0.18%     3.46%



FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- --------------- ---------
AMERICAN FUNDS INSURANCE SERIES(R)
  -- CLASS 2
 American Funds Global Growth
   Fund.............................    0.53%       0.25%      0.02%           --          0.80%          --         0.80%
 American Funds Growth Fund.........    0.32%       0.25%      0.02%           --          0.59%          --         0.59%
 American Funds Growth-Income
   Fund.............................    0.27%       0.25%      0.01%           --          0.53%          --         0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service
   Class............................    0.56%       0.10%      0.09%           --          0.75%          --         0.75%
 Equity-Income Portfolio -- Initial
   Class+...........................    0.46%         --       0.10%           --          0.56%          --         0.56%
 High Income Portfolio -- Initial
   Class+...........................    0.57%         --       0.12%           --          0.69%          --         0.69%
 Mid Cap Portfolio -- Service
   Class 2..........................    0.56%       0.25%      0.10%           --          0.91%          --         0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth
   Securities Fund+.................    0.50%       0.25%      0.29%         0.01%         1.05%        0.00%        1.05%
 Templeton Foreign Securities
   Fund.............................    0.64%       0.25%      0.15%         0.01%         1.05%        0.00%        1.05%
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth
   Fund.............................    0.75%         --       0.10%           --          0.85%        0.02%        0.83%

                                              DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                 AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                   MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
FUND                                  FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
----                               ---------- ------------ -------- ------------------ --------- --------------- ---------
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Enterprise Portfolio.............    0.64%       0.25%      0.05%           --          0.94%          --         0.94%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 Legg Mason ClearBridge Variable
   Aggressive Growth Portfolio --
   Class I........................    0.75%         --       0.05%           --          0.80%        0.00%        0.80%
 Legg Mason ClearBridge Variable
   Equity Income Builder
   Portfolio -- Class II..........    0.75%       0.25%      0.07%           --          1.07%          --         1.07%
 Legg Mason ClearBridge Variable
   Fundamental All Cap Value
   Portfolio -- Class I...........    0.75%         --       0.06%           --          0.81%        0.00%        0.81%
 Legg Mason ClearBridge Variable
   Large Cap Growth Portfolio --
   Class I........................    0.75%         --       0.11%           --          0.86%        0.00%        0.86%
 Legg Mason ClearBridge Variable
   Large Cap Value Portfolio --
   Class I+.......................    0.65%         --       0.08%           --          0.73%        0.00%        0.73%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Legg Mason Western Asset
   Variable High Income
   Portfolio......................    0.60%         --       0.08%           --          0.68%        0.00%        0.68%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate
   Portfolio -- Class A...........    0.61%         --       0.06%           --          0.67%          --         0.67%
 Invesco Small Cap Growth
   Portfolio -- Class A...........    0.85%         --       0.03%           --          0.88%        0.02%        0.86%
 Janus Forty Portfolio -- Class A.    0.63%         --       0.03%           --          0.66%        0.01%        0.65%
 Lord Abbett Bond Debenture
   Portfolio -- Class A...........    0.50%         --       0.04%           --          0.54%          --         0.54%
 MetLife Aggressive Strategy
   Portfolio -- Class B...........    0.09%       0.25%      0.01%         0.75%         1.10%        0.00%        1.10%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class A+..........    0.92%         --       0.17%           --          1.09%          --         1.09%
 MFS(R) Emerging Markets Equity
   Portfolio -- Class B...........    0.92%       0.25%      0.17%           --          1.34%          --         1.34%
 MFS(R) Research International
   Portfolio -- Class B+..........    0.68%       0.25%      0.09%           --          1.02%        0.06%        0.96%
 Morgan Stanley Mid Cap Growth
   Portfolio -- Class B+..........    0.65%       0.25%      0.07%           --          0.97%        0.01%        0.96%
 PIMCO Inflation Protected Bond
   Portfolio -- Class A...........    0.47%         --       0.04%           --          0.51%          --         0.51%
 PIMCO Total Return Portfolio --
   Class B........................    0.48%       0.25%      0.03%           --          0.76%          --         0.76%
 Pioneer Fund Portfolio --
   Class A........................    0.64%         --       0.05%           --          0.69%        0.01%        0.68%

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- --------------- ---------
 Pioneer Strategic Income
   Portfolio -- Class A.............    0.58%         --       0.06%           --          0.64%          --         0.64%
 RCM Technology Portfolio --
   Class B+.........................    0.88%       0.25%      0.07%           --          1.20%          --         1.20%
 T. Rowe Price Large Cap Value
   Portfolio -- Class B.............    0.57%       0.25%      0.02%           --          0.84%          --         0.84%
 Third Avenue Small Cap Value
   Portfolio -- Class B.............    0.74%       0.25%      0.03%           --          1.02%        0.01%        1.01%
 Van Kampen Comstock
   Portfolio -- Class B.............    0.58%       0.25%      0.03%           --          0.86%        0.01%        0.85%
METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth
   Portfolio -- Class D.............    0.73%       0.10%      0.04%           --          0.87%          --         0.87%
 BlackRock Diversified Portfolio --
   Class A..........................    0.46%         --       0.05%           --          0.51%          --         0.51%
 BlackRock Legacy Large Cap
   Growth Portfolio -- Class A......    0.71%         --       0.02%           --          0.73%        0.01%        0.72%
 BlackRock Money Market
   Portfolio -- Class A.............    0.33%         --       0.02%           --          0.35%        0.01%        0.34%
 Davis Venture Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.05%        0.68%
 FI Value Leaders Portfolio --
   Class D..........................    0.67%       0.10%      0.07%           --          0.84%          --         0.84%
 Jennison Growth Portfolio --
   Class A+.........................    0.62%         --       0.02%           --          0.64%        0.07%        0.57%
 MetLife Conservative Allocation
   Portfolio -- Class B.............    0.09%       0.25%      0.02%         0.53%         0.89%        0.01%        0.88%
 MetLife Conservative to Moderate
   Allocation Portfolio --
   Class B..........................    0.07%       0.25%      0.01%         0.58%         0.91%        0.00%        0.91%
 MetLife Moderate Allocation
   Portfolio -- Class B.............    0.06%       0.25%        --          0.64%         0.95%        0.00%        0.95%
 MetLife Moderate to Aggressive
   Allocation Portfolio --
   Class B..........................    0.06%       0.25%      0.01%         0.69%         1.01%        0.00%        1.01%
 MetLife Stock Index Portfolio --
   Class A..........................    0.25%         --       0.02%           --          0.27%        0.01%        0.26%
 MFS(R) Total Return Portfolio --
   Class F..........................    0.54%       0.20%      0.05%           --          0.79%          --         0.79%
 MFS(R) Value Portfolio --
   Class A..........................    0.70%         --       0.03%           --          0.73%        0.13%        0.60%
 Oppenheimer Global Equity
   Portfolio -- Class A+............    0.52%         --       0.10%           --          0.62%          --         0.62%
 Oppenheimer Global Equity
   Portfolio -- Class B+............    0.52%       0.25%      0.10%           --          0.87%          --         0.87%
 Russell 2000(R) Index Portfolio --
   Class A..........................    0.25%         --       0.06%         0.01%         0.32%        0.00%        0.32%
 T. Rowe Price Large Cap Growth
   Portfolio -- Class B.............    0.60%       0.25%      0.04%           --          0.89%        0.01%        0.88%

                                                DISTRIBUTION                               TOTAL   CONTRACTUAL FEE NET TOTAL
                                                   AND/OR                                 ANNUAL       WAIVER       ANNUAL
                                     MANAGEMENT   SERVICE     OTHER   ACQUIRED FUND FEES OPERATING AND/OR EXPENSE  OPERATING
FUND                                    FEE     (12B-1) FEES EXPENSES    AND EXPENSES    EXPENSES   REIMBURSEMENT  EXPENSES
----                                 ---------- ------------ -------- ------------------ --------- --------------- ---------
 T. Rowe Price Small Cap Growth
   Portfolio -- Class B.............    0.49%       0.25%      0.06%           --          0.80%          --         0.80%
 Western Asset Management U.S.
   Government Portfolio --
   Class A..........................    0.47%         --       0.02%           --          0.49%        0.01%        0.48%
PIONEER VARIABLE CONTRACTS TRUST --
  CLASS II
 Pioneer Mid Cap Value VCT
   Portfolio........................    0.65%       0.25%      0.07%           --          0.97%          --         0.97%
THE MERGER FUND VL..................    1.25%         --       2.19%         0.02%         3.46%        1.25%        2.21%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio............    0.22%         --       0.04%           --          0.26%          --         0.26%
 Total Stock Market Index
   Portfolio........................      --          --         --          0.18%         0.18%          --         0.18%

--------------

+   Not available under all Policies. Availability depends on Policy issue date.

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Funds have agreed to waive fees and/or pay expenses of the Funds until at least April 30, 2013 (April 27, 2013 for the Goldman Sachs Strategic Growth Fund). In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Fund, but the expenses of the Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013 (except as noted above). The Funds provided the information on their expenses, and we have not independently verified the information.

Certain Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Fund invests in other underlying portfolios, the Fund will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.



                                                  INVESTMENT                          INVESTMENT
          FUNDING OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
------------------------------------ -------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
 American Funds Global Growth        Seeks long-term growth of capital.     Capital Research and Management
   Fund                                                                     Company
 American Funds Growth Fund          Seeks growth of capital.               Capital Research and Management
                                                                            Company
 American Funds Growth-Income        Seeks long-term growth of capital and  Capital Research and Management
   Fund                              income.                                Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
 Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.  Fidelity Management & Research
   Class                                                                    Company
                                                                            Subadviser: FMR Co., Inc.
 Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund      Fidelity Management & Research
   Class+                            will also consider the potential for   Company
                                     capital appreciation. The fund's goal  Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.

                                                 INVESTMENT                             INVESTMENT
         FUNDING OPTION                          OBJECTIVE                          ADVISER/SUBADVISER
---------------------------------- --------------------------------------- --------------------------------------
 High Income Portfolio -- Initial  Seeks a high level of current income,   Fidelity Management & Research
   Class+                          while also considering growth of        Company
                                   capital.                                Subadviser: FMR Co., Inc.
 Mid Cap Portfolio -- Service      Seeks long-term growth of capital.      Fidelity Management & Research
   Class 2                                                                 Company
                                                                           Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST --
  CLASS 2
 Franklin Small-Mid Cap Growth     Seeks long-term capital growth.         Franklin Advisers, Inc.
   Securities Fund+
 Templeton Foreign Securities      Seeks long-term capital growth.         Templeton Investment Counsel, LLC
   Fund
GOLDMAN SACHS VARIABLE INSURANCE
  TRUST -- INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth    Seeks long-term growth of capital.      Goldman Sachs Asset Management,
   Fund                                                                    L.P.
JANUS ASPEN SERIES -- SERVICE
  SHARES
 Enterprise Portfolio              Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
 Legg Mason ClearBridge            Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
   Variable Aggressive Growth                                              LLC
   Portfolio -- Class I                                                    Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge            Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
   Variable Equity Income          Long-term capital appreciation is a     LLC
   Builder Portfolio -- Class II   secondary objective.                    Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge            Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
   Variable Fundamental All Cap    Current income is a secondary           LLC
   Value Portfolio -- Class I      consideration.                          Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
   Variable Large Cap Growth                                               LLC
   Portfolio -- Class I                                                    Subadviser: ClearBridge Advisors, LLC
 Legg Mason ClearBridge            Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
   Variable Large Cap Value        Current income is a secondary           LLC
   Portfolio -- Class I+           objective.                              Subadviser: ClearBridge Advisors, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
 Legg Mason Western Asset          Seeks high current income as its        Legg Mason Partners Fund Advisor,
   Variable High Income            primary objective and capital           LLC
   Portfolio                       appreciation as its secondary           Subadvisers: Western Asset
                                   objective.                              Management Company; Western
                                                                           Asset Management Company Limited
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate        Seeks total return through investment   MetLife Advisers, LLC
   Portfolio -- Class A            in real estate securities, emphasizing  Subadviser: CBRE Clarion Securities
                                   both capital appreciation and current   LLC
                                   income.

                                                 INVESTMENT                              INVESTMENT
         FUNDING OPTION                           OBJECTIVE                          ADVISER/SUBADVISER
---------------------------------- ---------------------------------------- --------------------------------------
 Invesco Small Cap Growth          Seeks long-term growth of capital.       MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Invesco Advisers, Inc.
 Janus Forty Portfolio -- Class A  Seeks capital appreciation.              MetLife Advisers, LLC
                                                                            Subadviser: Janus Capital
                                                                            Management LLC
 Lord Abbett Bond Debenture        Seeks high current income and the        MetLife Advisers, LLC
   Portfolio -- Class A            opportunity for capital appreciation to  Subadviser: Lord, Abbett & Co. LLC produce a high total return.
 MetLife Aggressive Strategy       Seeks growth of capital.                 MetLife Advisers, LLC
   Portfolio -- Class B
 MFS(R) Emerging Markets Equity    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class A+                                                    Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Emerging Markets Equity    Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Massachusetts Financial
                                                                            Services Company
 MFS(R) Research International     Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: Massachusetts Financial
                                                                            Services Company
 Morgan Stanley Mid Cap Growth     Seeks capital appreciation.              MetLife Advisers, LLC
   Portfolio -- Class B+                                                    Subadviser: Morgan Stanley
                                                                            Investment Management Inc.
 PIMCO Inflation Protected Bond    Seeks maximum real return,               MetLife Advisers, LLC
   Portfolio -- Class A            consistent with preservation of capital  Subadviser: Pacific Investment
                                   and prudent investment management.       Management Company LLC
 PIMCO Total Return Portfolio --   Seeks maximum total return,              MetLife Advisers, LLC
   Class B                         consistent with the preservation of      Subadviser: Pacific Investment
                                   capital and prudent investment           Management Company LLC
                                   management.
 Pioneer Fund Portfolio --         Seeks reasonable income and capital      MetLife Advisers, LLC
   Class A                         growth.                                  Subadviser: Pioneer Investment
                                                                            Management, Inc.
 Pioneer Strategic Income          Seeks a high level of current income.    MetLife Advisers, LLC
   Portfolio -- Class A                                                     Subadviser: Pioneer Investment
                                                                            Management, Inc.
 RCM Technology Portfolio --       Seeks capital appreciation; no           MetLife Advisers, LLC
   Class B+                        consideration is given to income.        Subadviser: RCM Capital
                                                                            Management LLC
 T. Rowe Price Large Cap Value     Seeks long-term capital appreciation     MetLife Advisers, LLC
   Portfolio -- Class B            by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                   believed to be undervalued. Income       Inc.
                                   is a secondary objective.
 Third Avenue Small Cap Value      Seeks long-term capital appreciation.    MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Third Avenue
                                                                            Management LLC
 Van Kampen Comstock               Seeks capital growth and income.         MetLife Advisers, LLC
   Portfolio -- Class B                                                     Subadviser: Invesco Advisers, Inc.
METROPOLITAN SERIES FUND
 BlackRock Aggressive Growth       Seeks maximum capital appreciation.      MetLife Advisers, LLC
   Portfolio -- Class D                                                     Subadviser: BlackRock Advisors, LLC

                                                   INVESTMENT                             INVESTMENT
          FUNDING OPTION                           OBJECTIVE                          ADVISER/SUBADVISER
------------------------------------ --------------------------------------- --------------------------------------
 BlackRock Diversified               Seeks high total return while           MetLife Advisers, LLC
   Portfolio -- Class A              attempting to limit investment risk     Subadviser: BlackRock Advisors, LLC
                                     and preserve capital.
 BlackRock Legacy Large Cap          Seeks long-term growth of capital.      MetLife Advisers, LLC
   Growth Portfolio -- Class A                                               Subadviser: BlackRock Advisors, LLC
 BlackRock Money Market              Seeks a high level of current income    MetLife Advisers, LLC
   Portfolio -- Class A              consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                     capital.
 Davis Venture Value Portfolio --    Seeks growth of capital.                MetLife Advisers, LLC
   Class A                                                                   Subadviser: Davis Selected Advisers,
                                                                             L.P.
 FI Value Leaders Portfolio --       Seeks long-term growth of capital.      MetLife Advisers, LLC
   Class D                                                                   Subadviser: Pyramis Global Advisors,
                                                                             LLC
 Jennison Growth Portfolio --        Seeks long-term growth of capital.      MetLife Advisers, LLC
   Class A+                                                                  Subadviser: Jennison Associates LLC
 MetLife Conservative Allocation     Seeks a high level of current income,   MetLife Advisers, LLC
   Portfolio -- Class B              with growth of capital as a secondary
                                     objective.
 MetLife Conservative to             Seeks high total return in the form of  MetLife Advisers, LLC
   Moderate Allocation               income and growth of capital, with a
   Portfolio -- Class B              greater emphasis on income.
 MetLife Moderate Allocation         Seeks a balance between a high level    MetLife Advisers, LLC
   Portfolio -- Class B              of current income and growth of
                                     capital, with a greater emphasis on
                                     growth of capital.
 MetLife Moderate to Aggressive      Seeks growth of capital.                MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Stock Index Portfolio --    Seeks to track the performance of the   MetLife Advisers, LLC
   Class A                           Standard & Poor's 500(R) Composite      Subadviser: MetLife Investment
                                     Stock Price Index.                      Advisors Company, LLC
 MFS(R) Total Return Portfolio --    Seeks a favorable total return through  MetLife Advisers, LLC
   Class F                           investment in a diversified portfolio.  Subadviser: Massachusetts Financial
                                                                             Services Company
 MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.             MetLife Advisers, LLC
                                                                             Subadviser: Massachusetts Financial
                                                                             Services Company
 Oppenheimer Global Equity           Seeks capital appreciation.             MetLife Advisers, LLC
   Portfolio -- Class A+                                                     Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity           Seeks capital appreciation.             MetLife Advisers, LLC
   Portfolio -- Class B+                                                     Subadviser: OppenheimerFunds, Inc.
 Russell 2000(R) Index Portfolio --  Seeks to track the performance of the   MetLife Advisers, LLC
   Class A                           Russell 2000(R) Index.                  Subadviser: MetLife Investment
                                                                             Advisors Company, LLC
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital       MetLife Advisers, LLC
   Portfolio -- Class B              and, secondarily, dividend income.      Subadviser: T. Rowe Price Associates,
                                                                             Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.         MetLife Advisers, LLC
   Portfolio -- Class B                                                      Subadviser: T. Rowe Price Associates,
                                                                             Inc.

                                                INVESTMENT                             INVESTMENT
         FUNDING OPTION                          OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------- ---------------------------------------- ------------------------------------
 Western Asset Management U.S.    Seeks to maximize total return           MetLife Advisers, LLC
   Government Portfolio --        consistent with preservation of capital  Subadviser: Western Asset
   Class A                        and maintenance of liquidity.            Management Company
PIONEER VARIABLE CONTRACTS
  TRUST -- CLASS II
 Pioneer Mid Cap Value VCT        Seeks capital appreciation by            Pioneer Investment Management, Inc.
   Portfolio                      investing in a diversified portfolio of
                                  securities consisting primarily of
                                  common stocks.
THE MERGER FUND VL                Seeks to achieve capital growth by       Westchester Capital Management,
                                  engaging in merger arbitrage.            LLC
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio          Seeks to track the performance of a      The Vanguard Group, Inc.
                                  benchmark index that measures the
                                  investment return of mid-
                                  capitalization stocks.
 Total Stock Market Index         Seeks to track the performance of a      The Vanguard Group, Inc.
   Portfolio                      benchmark index that measures the
                                  investment return of the overall stock
                                  market.

--------------

+   Not available under all Policies. Availability depends on Policy issue date.


ADDITIONAL INFORMATION REGARDING FUNDS


The following Former Fund was merged with and into the New Fund, and was reorganized into a new trust.

FUND MERGER



           FORMER FUND/TRUST                       NEW FUND/TRUST
 -------------------------------------  --------------------------------------
 MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
   Oppenheimer Capital Appreciation       Jennison Growth Portfolio -- Class A
    Portfolio -- Class A





                     CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Third Avenue Small Cap Value Portfolio (Class B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Oppenheimer Capital Appreciation Portfolio (Class A), 0.90% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Van Kampen Comstock Portfolio -- (Class B), and 1.22% for the RCM Technology Portfolio (Class B).


                                   TRANSFERS
--------------------------------------------------------------------------------


WE HAVE MODIFIED THE FOLLOWING PARAGRAPHS IN THE "MARKET TIMING/EXCESSIVE TRADING" SECTION:

MARKET TIMING/EXCESSIVE TRADING

The Funds may have adopted their own policies and procedures with respect to market timing transactions in their respective shares and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares as a result of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single policy owner.

You should read the Fund prospectuses for more details.

THE FOLLOWING PARAGRAPH IN THE TRANSFER SECTION HAS BEEN REVISED AS FOLLOWS:

TRANSFER OF CASH VALUE FROM THE FIXED ACCOUNT TO THE INVESTMENT OPTIONS

You may only transfer amounts from the Fixed Account to any of the Investment Options twice each Policy Year. The amount of each transfer may not exceed the greater of: (a) $500 or (b) 12.5% of the Fixed Account value as of the date we receive your transfer request. We are currently not enforcing these restrictions although we reserve the right to do so in the future. It is important to note that if we begin enforcing the restriction on transfers and withdrawals from the Fixed Account, it could take 10 years or more to fully transfer or withdraw a current balance in the Fixed Account. You should keep this in mind when considering whether an allocation of Cash Value to the Fixed Account is consistent with your risk tolerance and time horizon. The Fixed Account is not available for transfers to the Investment Options through the Dollar Cost Averaging program. In addition, the Fixed Account is excluded from all Portfolio Rebalancing programs.


                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.


IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX, FOREIGN OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

IRS Circular 230 Notice: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. You should seek tax advice based on your particular circumstances from an independent tax adviser.

                     POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

    . INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

    . INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

    . INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

    .  A definition of a life insurance contract

    .  Diversification requirements for separate account assets

    . Limitations on policy owner's control over the assets in a separate account

    . Guidelines to determine the maximum amount of premium that may be paid into a policy

    .  Limitations on withdrawals from a policy

    . Qualification testing for all life insurance policies that have cash value features.

                           TAX STATUS OF THE POLICY

DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under
SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.

                       TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."

MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO

SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.


LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to corporate Policy owners.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 59 1/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.

DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS DISTRIBUTING TAXABLE INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.

TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.

INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has issued new guidelines on split dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax or legal adviser.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.

                           OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Under previous law, the estate tax applicable exclusion gradually rose to $3.5 million per person in 2009 and the estate tax was repealed in 2010 with a modified carryover basis for heirs.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the 2010 Act) has reinstated the estate and generation-skipping taxes through the end of 2012 with lower top rates and larger exemptions.

The 2010 Act raises the applicable exclusion amount to $5,000,000. The top tax rate is set at 35%. A special irrevocable election was provided for estates of decedents who died in 2010. These estates may generally choose between the reinstated estate tax and the carryover basis rules which were in effect in 2010.


It is not known if Congress will make the temporary changes of the 2010 Act permanent, enact permanent repeal of the estate and generation-skipping transfer taxes or otherwise modify the estate tax or generation-skipping transfer tax rules for years after 2012. Absent Congressional action, the law governing the estate, gift and generation-skipping transfer taxes will revert on January 1, 2013 to the law that was in place on June 7, 2001.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

                              INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.

                          THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Options of MetLife of CT Fund UL for Variable Life Insurance included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


 Book 47                                                       April 30, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policy Owners of
MetLife of CT Fund UL for Variable Life Insurance and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Investment Options listed in Note 2 as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                        AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      FIDELITY VIP
                                         GLOBAL GROWTH            GROWTH     GROWTH-INCOME        CONTRAFUND
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 16,869,004      $ 40,430,215      $ 21,329,537      $ 19,162,393
  Due from MetLife Insurance Company
     of Connecticut                                 --                13                 3                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                         16,869,004        40,430,228        21,329,540        19,162,393
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      49                38                73                32
  Due to MetLife Insurance Company
     of Connecticut                                  2                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            51                38                73                32
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                $ 16,868,953      $ 40,430,190      $ 21,329,467      $ 19,162,361
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                                             FTVIPT FRANKLIN
                                          FIDELITY VIP      FIDELITY VIP      FIDELITY VIP     SMALL-MID CAP
                                         EQUITY-INCOME       HIGH INCOME           MID CAP GROWTH SECURITIES
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value               $ 13,549,389       $ 3,357,955       $ 9,186,100       $ 5,671,226
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                 3                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                         13,549,389         3,357,955         9,186,103         5,671,226
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                      74                95                97                97
  Due to MetLife Insurance Company
     of Connecticut                                  2                 9                --                 3
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                            76               104                97               100
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                $ 13,549,313       $ 3,357,851       $ 9,186,006       $ 5,671,126
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                                         LMPVET
                    FTVIPT TEMPLETON                                                   LMPVET       CLEARBRIDGE
  FTVIPT TEMPLETON       GLOBAL BOND     GOLDMAN SACHS       JANUS ASPEN CLEARBRIDGE VARIABLE   VARIABLE EQUITY
FOREIGN SECURITIES        SECURITIES  STRATEGIC GROWTH        ENTERPRISE    AGGRESSIVE GROWTH    INCOME BUILDER
 INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
------------------ ----------------- ----------------- ----------------- -------------------- -----------------
      $ 17,310,017       $ 7,167,731       $ 3,184,244       $ 5,256,227         $ 11,450,126       $ 1,897,670
                --                --                --                 3                   --                --
------------------ ----------------- ----------------- ----------------- -------------------- -----------------
        17,310,017         7,167,731         3,184,244         5,256,230           11,450,126         1,897,670
------------------ ----------------- ----------------- ----------------- -------------------- -----------------
                55                83               108               125                   77                68
                 4                 6                 6                --                    4                 7
------------------ ----------------- ----------------- ----------------- -------------------- -----------------
                59                89               114               125                   81                75
------------------ ----------------- ----------------- ----------------- -------------------- -----------------
      $ 17,309,958       $ 7,167,642       $ 3,184,130       $ 5,256,105         $ 11,450,045       $ 1,897,595
================== ================= ================= ================= ==================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                   LMPVET
                                     CLEARBRIDGE VARIABLE               LMPVET               LMPVET             LMPVET
                                              FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE VARIABLE LIFESTYLE
                                            ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE     ALLOCATION 50%
                                        INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION  INVESTMENT OPTION
                                     -------------------- -------------------- -------------------- ------------------
ASSETS:
  Investments at fair value                  $ 24,068,290          $ 8,631,117          $ 9,140,551          $ 212,770
  Due from MetLife Insurance Company
     of Connecticut                                    --                   --                   --                 --
                                     -------------------- -------------------- -------------------- ------------------
       Total Assets                            24,068,290            8,631,117            9,140,551            212,770
                                     -------------------- -------------------- -------------------- ------------------
LIABILITIES:
  Accrued fees                                        119                   39                  173                 58
  Due to MetLife Insurance Company
     of Connecticut                                    11                    3                   12                  9
                                     -------------------- -------------------- -------------------- ------------------
       Total Liabilities                              130                   42                  185                 67
                                     -------------------- -------------------- -------------------- ------------------
NET ASSETS                                   $ 24,068,160          $ 8,631,075          $ 9,140,366          $ 212,703
                                     ==================== ==================== ==================== ==================

The accompanying notes are an integral part of these financial statements.

            LMPVET             LMPVET    LMPVIT WESTERN                                            MIST HARRIS
VARIABLE LIFESTYLE VARIABLE LIFESTYLE    ASSET VARIABLE    MIST BLACKROCK       MIST CLARION           OAKMARK
    ALLOCATION 70%     ALLOCATION 85%       HIGH INCOME        HIGH YIELD GLOBAL REAL ESTATE     INTERNATIONAL
 INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
------------------ ------------------ ----------------- ----------------- ------------------ -----------------
         $ 144,647          $ 214,507       $ 8,280,202         $ 112,290        $ 4,472,514          $ 10,947
                --                 --                --                --                 --                --
------------------ ------------------ ----------------- ----------------- ------------------ -----------------
           144,647            214,507         8,280,202           112,290          4,472,514            10,947
------------------ ------------------ ----------------- ----------------- ------------------ -----------------
                69                 57               179                50                 94                46
                 8                 10                17                10                  7                 5
------------------ ------------------ ----------------- ----------------- ------------------ -----------------
                77                 67               196                60                101                51
------------------ ------------------ ----------------- ----------------- ------------------ -----------------
         $ 144,570          $ 214,440       $ 8,280,006         $ 112,230        $ 4,472,413          $ 10,896
================== ================== ================= ================= ================== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST INVESCO                         MIST LAZARD MIST LOOMIS SAYLES
                                      SMALL CAP GROWTH  MIST JANUS FORTY           MID CAP     GLOBAL MARKETS
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- ------------------
ASSETS:
  Investments at fair value                $ 1,853,477      $ 23,777,077           $ 4,537        $ 5,967,029
  Due from MetLife Insurance Company
     of Connecticut                                 --                24                --                 --
                                     ----------------- ----------------- ----------------- ------------------
       Total Assets                          1,853,477        23,777,101             4,537          5,967,029
                                     ----------------- ----------------- ----------------- ------------------
LIABILITIES:
  Accrued fees                                     169               115                46                 39
  Due to MetLife Insurance Company
     of Connecticut                                 14                --                 4                  8
                                     ----------------- ----------------- ----------------- ------------------
       Total Liabilities                           183               115                50                 47
                                     ----------------- ----------------- ----------------- ------------------
NET ASSETS                                 $ 1,853,294      $ 23,776,986           $ 4,487        $ 5,966,982
                                     ================= ================= ================= ==================

The accompanying notes are an integral part of these financial statements.

                                               MIST MFS          MIST MFS              MIST
 MIST LORD ABBETT        MIST METLIFE          EMERGING          RESEARCH    MORGAN STANLEY     MIST OPPENHEIMER
   BOND DEBENTURE AGGRESSIVE STRATEGY    MARKETS EQUITY     INTERNATIONAL    MID CAP GROWTH CAPITAL APPRECIATION
INVESTMENT OPTION   INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION
----------------- ------------------- ----------------- ----------------- ----------------- --------------------
      $ 5,368,098         $ 2,256,901       $ 8,301,056       $ 6,799,343         $ 239,154         $ 15,312,978
               --                  --                --                --                --                   --
----------------- ------------------- ----------------- ----------------- ----------------- --------------------
        5,368,098           2,256,901         8,301,056         6,799,343           239,154           15,312,978
----------------- ------------------- ----------------- ----------------- ----------------- --------------------
               97                 157               177               180                24                   53
                5                   2                12                 8                 7                    8
----------------- ------------------- ----------------- ----------------- ----------------- --------------------
              102                 159               189               188                31                   61
----------------- ------------------- ----------------- ----------------- ----------------- --------------------
      $ 5,367,996         $ 2,256,742       $ 8,300,867       $ 6,799,155         $ 239,123         $ 15,312,917
================= =================== ================= ================= ================= ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                            MIST PIMCO
                                             INFLATION        MIST PIMCO              MIST      MIST PIONEER
                                        PROTECTED BOND      TOTAL RETURN      PIONEER FUND  STRATEGIC INCOME
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                $ 5,225,585      $ 36,343,763       $ 1,601,801      $ 12,890,093
  Due from MetLife Insurance Company
     of Connecticut                                 --                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                          5,225,585        36,343,763         1,601,801        12,890,093
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                     206                71               168               189
  Due to MetLife Insurance Company
     of Connecticut                                 14                 3                10                18
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                           220                74               178               207
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                 $ 5,225,365      $ 36,343,689       $ 1,601,623      $ 12,889,886
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                               MIST                                          MSF BARCLAYS
         MIST RCM     T. ROWE PRICE MIST THIRD AVENUE   MIST VAN KAMPEN CAPITAL AGGREGATE     MSF BLACKROCK
       TECHNOLOGY   LARGE CAP VALUE   SMALL CAP VALUE          COMSTOCK        BOND INDEX AGGRESSIVE GROWTH
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 1,884,266       $ 3,044,586       $ 8,433,292       $ 3,139,470          $ 32,659       $ 2,652,316
               --                --                --                --                --                --
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
        1,884,266         3,044,586         8,433,292         3,139,470            32,659         2,652,316
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               77               106                82                98                13               196
                1                 7                 5                 5                 5                14
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
               78               113                87               103                18               210
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
      $ 1,884,188       $ 3,044,473       $ 8,433,205       $ 3,139,367          $ 32,641       $ 2,652,106
================= ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                             MSF BLACKROCK
                                         MSF BLACKROCK     MSF BLACKROCK      LEGACY LARGE     MSF BLACKROCK
                                           BOND INCOME       DIVERSIFIED        CAP GROWTH      MONEY MARKET
                                     INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     ----------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                  $ 698,548      $ 10,199,739      $ 23,802,693      $ 35,041,694
  Due from MetLife Insurance Company
     of Connecticut                                  4                --                --                --
                                     ----------------- ----------------- ----------------- -----------------
       Total Assets                            698,552        10,199,739        23,802,693        35,041,694
                                     ----------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                     108               117               159               130
  Due to MetLife Insurance Company
     of Connecticut                                 --                 3                 3                49
                                     ----------------- ----------------- ----------------- -----------------
       Total Liabilities                           108               120               162               179
                                     ----------------- ----------------- ----------------- -----------------
NET ASSETS                                   $ 698,444      $ 10,199,619      $ 23,802,531      $ 35,041,515
                                     ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                            MSF METLIFE         MSF METLIFE
        MSF DAVIS            MSF FI      MSF JENNISON      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE
    VENTURE VALUE     VALUE LEADERS            GROWTH        ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION
INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION   INVESTMENT OPTION   INVESTMENT OPTION
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
      $ 3,014,238       $ 8,645,151       $ 1,703,069       $ 1,365,651         $ 1,443,301         $ 5,635,285
               --                22                --                --                  --                  --
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
        3,014,238         8,645,173         1,703,069         1,365,651           1,443,301           5,635,285
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
              108               127                61               175                 165                 151
                2                --                 6                15                  12                  17
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
              110               127                67               190                 177                 168
----------------- ----------------- ----------------- ----------------- ------------------- -------------------
      $ 3,014,128       $ 8,645,046       $ 1,703,002       $ 1,365,461         $ 1,443,124         $ 5,635,117
================= ================= ================= ================= =================== ===================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                               MSF METLIFE
                                               MODERATE TO       MSF METLIFE           MSF MFS
                                     AGGRESSIVE ALLOCATION       STOCK INDEX      TOTAL RETURN     MSF MFS VALUE
                                         INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
                                     --------------------- ----------------- ----------------- -----------------
ASSETS:
  Investments at fair value                    $ 5,356,654      $ 43,915,996      $ 27,482,737       $ 6,005,069
  Due from MetLife Insurance Company
     of Connecticut                                     --                 5                49                --
                                     --------------------- ----------------- ----------------- -----------------
       Total Assets                              5,356,654        43,916,001        27,482,786         6,005,069
                                     --------------------- ----------------- ----------------- -----------------
LIABILITIES:
  Accrued fees                                         155                64               209               199
  Due to MetLife Insurance Company
     of Connecticut                                      9                --                --                13
                                     --------------------- ----------------- ----------------- -----------------
       Total Liabilities                               164                64               209               212
                                     --------------------- ----------------- ----------------- -----------------
NET ASSETS                                     $ 5,356,490      $ 43,915,937      $ 27,482,577       $ 6,004,857
                                     ===================== ================= ================= =================

The accompanying notes are an integral part of these financial statements.

                                                                                           MSF WESTERN ASSET
MSF MORGAN STANLEY   MSF OPPENHEIMER  MSF RUSSELL 2000 MSF T. ROWE PRICE MSF T. ROWE PRICE        MANAGEMENT
        EAFE INDEX     GLOBAL EQUITY             INDEX  LARGE CAP GROWTH  SMALL CAP GROWTH   U.S. GOVERNMENT
 INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION INVESTMENT OPTION
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
         $ 162,654      $ 17,505,653      $ 14,193,894       $ 2,008,782       $ 7,754,109      $ 14,666,390
                --                --                --                --                --                --
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
           162,654        17,505,653        14,193,894         2,008,782         7,754,109        14,666,390
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
                80               113               102                84                80                93
                 9                 9                 5                 6                 4                 3
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
                89               122               107                90                84                96
------------------ ----------------- ----------------- ----------------- ----------------- -----------------
         $ 162,565      $ 17,505,531      $ 14,193,787       $ 2,008,692       $ 7,754,025      $ 14,666,294
================== ================= ================= ================= ================= =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                           PIONEER VCT                         VANGUARD VIF VANGUARD VIF TOTAL
                                         MID CAP VALUE THE MERGER FUND VL     MID-CAP INDEX STOCK MARKET INDEX
                                     INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION
                                     ----------------- ------------------ ----------------- ------------------
ASSETS:
  Investments at fair value                $ 4,275,275        $ 3,432,820       $ 3,238,406        $ 4,142,919
  Due from MetLife Insurance Company
     of Connecticut                                 --                 --                --                 --
                                     ----------------- ------------------ ----------------- ------------------
       Total Assets                          4,275,275          3,432,820         3,238,406          4,142,919
                                     ----------------- ------------------ ----------------- ------------------
LIABILITIES:
  Accrued fees                                     101                 59               177                180
  Due to MetLife Insurance Company
     of Connecticut                                  4                  7                11                  9
                                     ----------------- ------------------ ----------------- ------------------
       Total Liabilities                           105                 66               188                189
                                     ----------------- ------------------ ----------------- ------------------
NET ASSETS                                 $ 4,275,170        $ 3,432,754       $ 3,238,218        $ 4,142,730
                                     ================= ================== ================= ==================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS         FIDELITY VIP
                                                 GLOBAL GROWTH               GROWTH        GROWTH-INCOME           CONTRAFUND
                                             INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                       $ 243,663            $ 270,818            $ 343,870            $ 186,002
                                            --------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                        146,731              352,685              166,817              160,232
     Administrative charges                              6,404               20,015                5,832                8,790
                                             -------------------- -------------------- -------------------- --------------------
        Total expenses                                 153,135              372,700              172,649              169,022
                                             -------------------- -------------------- -------------------- --------------------
           Net investment income (loss)                 90,528             (101,882)             171,221               16,980
                                             -------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                   --                   --                   --
     Realized gains (losses) on sale of
        investments                                    292,700              689,840               65,284              (42,010)
                                             -------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)                 292,700              689,840               65,284              (42,010)
                                             -------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                              (2,203,556)          (2,732,963)            (740,571)            (542,433)
                                             -------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 (1,910,856)          (2,043,123)            (675,287)            (584,443)
                                             -------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (1,820,328)        $ (2,145,005)          $ (504,066)          $ (567,463)
                                             ==================== ==================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 FTVIPT FRANKLIN                           FTVIPT TEMPLETON
     FIDELITY VIP         FIDELITY VIP         FIDELITY VIP        SMALL-MID CAP      FTVIPT TEMPLETON          GLOBAL BOND
    EQUITY-INCOME          HIGH INCOME              MID CAP    GROWTH SECURITIES    FOREIGN SECURITIES           SECURITIES
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
        $ 352,552            $ 234,096              $ 2,251                 $ --             $ 322,008            $ 374,147
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          107,114               25,832               77,997               50,030               150,024               54,355
            9,554                2,062                3,011                2,810                 9,691                6,513
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          116,668               27,894               81,008               52,840               159,715               60,868
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          235,884              206,202              (78,757)             (52,840)              162,293              313,279
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
               --                   --               17,688                   --                    --               42,036
         (203,054)             (95,141)             176,976              290,958                (2,629)             113,852
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
         (203,054)             (95,141)             194,664              290,958                (2,629)             155,888
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
          (15,468)               5,856           (1,317,127)            (516,842)           (2,247,691)            (626,771)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
         (218,522)             (89,285)          (1,122,463)            (225,884)           (2,250,320)            (470,883)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
         $ 17,362            $ 116,917         $ (1,201,220)          $ (278,724)         $ (2,088,027)          $ (157,604)
==================== ==================== ==================== ==================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                    LMPVET               LMPVET
                                                                                               CLEARBRIDGE          CLEARBRIDGE
                                                 GOLDMAN SACHS          JANUS ASPEN    VARIABLE AGGRESSIVE      VARIABLE EQUITY
                                              STRATEGIC GROWTH           ENTERPRISE                 GROWTH       INCOME BUILDER
                                             INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------- -------------------- ---------------------- --------------------
INVESTMENT INCOME:
     Dividends                                        $ 15,131                 $ --               $ 22,658             $ 57,399
                                            --------------------- -------------------- ---------------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                         27,140               44,964                 92,176               13,255
     Administrative charges                              2,405                1,570                  3,925                   27
                                             -------------------- -------------------- ---------------------- --------------------
        Total expenses                                  29,545               46,534                 96,101               13,282
                                             -------------------- -------------------- ---------------------- --------------------
           Net investment income (loss)                (14,414)             (46,534)               (73,443)              44,117
                                             -------------------- -------------------- ---------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                   --                     --                   --
     Realized gains (losses) on sale of
        investments                                     60,942              318,734                364,067               (7,212)
                                             -------------------- -------------------- ---------------------- --------------------
           Net realized gains (losses)                  60,942              318,734                364,067               (7,212)
                                             -------------------- -------------------- ---------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                (166,402)            (403,418)               (53,712)              83,198
                                             -------------------- -------------------- ---------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   (105,460)             (84,684)               310,355               75,986
                                             -------------------- -------------------- ---------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (119,874)          $ (131,218)             $ 236,912            $ 120,103
                                             ==================== ==================== ====================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  LMPVET CLEARBRIDGE                LMPVET                LMPVET               LMPVET               LMPVET               LMPVET
VARIABLE FUNDAMENTAL  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
       ALL CAP VALUE      LARGE CAP GROWTH       LARGE CAP VALUE       ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%
   INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
           $ 348,220             $ 40,612             $ 210,494              $ 5,723              $ 2,997              $ 3,379
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
             209,863               73,501                77,959                2,085                1,363                1,876
              25,514                3,934                 9,652                1,004                  661                  942
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
             235,377               77,435                87,611                3,089                2,024                2,818
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
             112,843              (36,823)              122,883                2,634                  973                  561
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
                  --                   --                    --                   --                   --                   --
              94,348              189,938              (331,297)              10,446                2,336                  503
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
              94,348              189,938              (331,297)              10,446                2,336                  503
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
          (2,071,067)            (289,225)              574,751              (11,112)              (6,062)              (9,374)
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
          (1,976,719)             (99,287)              243,454                 (666)              (3,726)              (8,871)
-------------------- --------------------- --------------------- -------------------- -------------------- --------------------
        $ (1,863,876)          $ (136,110)            $ 366,337              $ 1,968             $ (2,753)            $ (8,310)
==================== ===================== ===================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                         LMPVIT
                                                  WESTERN ASSET                                            MIST HARRIS
                                                       VARIABLE    MIST BLACKROCK       MIST CLARION           OAKMARK
                                                    HIGH INCOME        HIGH YIELD GLOBAL REAL ESTATE     INTERNATIONAL
                                              INVESTMENT OPTION INVESTMENT OPTION  INVESTMENT OPTION INVESTMENT OPTION
                                             ------------------ ----------------- ------------------ -----------------
INVESTMENT INCOME:
     Dividends                                       $ 752,509         $ 8,761          $ 197,996               $ 4
                                            ------------------- ----------------- ------------------ -----------------
EXPENSES:
     Mortality and expense risk
        charges                                         62,193             634             37,961                94
     Administrative charges                              5,903              54              2,063                49
                                             ------------------ ----------------- ------------------ -----------------
        Total expenses                                  68,096             688             40,024               143
                                             ------------------ ----------------- ------------------ -----------------
           Net investment income (loss)                684,413           8,073            157,972              (139)
                                             ------------------ ----------------- ------------------ -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --              --                 --                --
     Realized gains (losses) on sale of
        investments                                    (53,088)          1,908           (146,657)             (186)
                                             ------------------ ----------------- ------------------ -----------------
           Net realized gains (losses)                 (53,088)          1,908           (146,657)             (186)
                                             ------------------ ----------------- ------------------ -----------------
     Change in unrealized gains (losses)
        on investments                                (492,730)         (6,794)          (289,959)           (1,648)
                                             ------------------ ----------------- ------------------ -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   (545,818)         (4,886)          (436,616)           (1,834)
                                             ------------------ ----------------- ------------------ -----------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 138,595         $ 3,187         $ (278,644)         $ (1,973)
                                             ================== ================= ================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                                 MIST METLIFE
     MIST INVESCO                               MIST LAZARD    MIST LOOMIS SAYLES     MIST LORD ABBETT    AGGRESSIVE STRATEGY
 SMALL CAP GROWTH     MIST JANUS FORTY              MID CAP        GLOBAL MARKETS       BOND DEBENTURE             INVESTMENT
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION             OPTION (a)
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
             $ --            $ 491,290                 $ 46             $ 165,118            $ 339,968                   $ --
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
           16,018              205,861                   35                46,823               42,343                 10,087
            1,241               17,084                   18                 3,957                1,822                    543
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
           17,259              222,945                   53                50,780               44,165                 10,630
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          (17,259)             268,345                   (7)              114,338              295,803                (10,630)
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
               --                   --                   --                    --                   --                     --
          159,756             (300,335)                  76                99,233               63,978                (10,403)
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          159,756             (300,335)                  76                99,233               63,978                (10,403)
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
         (185,683)          (2,133,290)                (373)             (329,535)            (141,692)              (258,076)
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
          (25,927)          (2,433,625)                (297)             (230,302)             (77,714)              (268,479)
-------------------- -------------------- -------------------- --------------------- -------------------- ----------------------
        $ (43,186)        $ (2,165,280)              $ (304)           $ (115,964)           $ 218,089             $ (279,109)
==================== ==================== ==================== ===================== ==================== ======================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                  MIST
                                           MIST MFS EMERGING    MIST MFS RESEARCH       MORGAN STANLEY        MIST OPPENHEIMER
                                              MARKETS EQUITY        INTERNATIONAL       MID CAP GROWTH    CAPITAL APPRECIATION
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION       INVESTMENT OPTION
                                           -------------------- -------------------- -------------------- -----------------------
INVESTMENT INCOME:
     Dividends                                     $ 158,390            $ 133,296              $ 1,316                $ 57,411
                                           -------------------- -------------------- -------------------- -----------------------
EXPENSES:
     Mortality and expense risk
        charges                                       76,071               61,073                2,262                 120,990
     Administrative charges                            2,459                5,987                    3                   9,947
                                           -------------------- -------------------- -------------------- -----------------------
        Total expenses                                78,530               67,060                2,265                 130,937
                                           -------------------- -------------------- -------------------- -----------------------
           Net investment income (loss)               79,860               66,236                 (949)                (73,526)
                                           -------------------- -------------------- -------------------- -----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                   --                5,964                      --
     Realized gains (losses) on sale of
        investments                                   35,881             (192,952)               8,796                (215,582)
                                           -------------------- -------------------- -------------------- -----------------------
     Net realized gains (losses)                      35,881             (192,952)              14,760                (215,582)
                                           -------------------- -------------------- -------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                            (2,182,131)            (912,788)             (36,610)                 30,603
                                           -------------------- -------------------- -------------------- -----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               (2,146,250)          (1,105,740)             (21,850)               (184,979)
                                           -------------------- -------------------- -------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (2,066,390)        $ (1,039,504)           $ (22,799)             $ (258,505)
                                           ==================== ==================== ==================== =======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

             MIST
  PIMCO INFLATION        MIST PIMCO                              MIST PIONEER                 MIST RCM    MIST T. ROWE PRICE
   PROTECTED BOND      TOTAL RETURN    MIST PIONEER FUND     STRATEGIC INCOME               TECHNOLOGY       LARGE CAP VALUE
INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION (a)     INVESTMENT OPTION
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
         $ 80,523       $ 1,020,144             $ 22,997            $ 624,012                     $ --              $ 20,927
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
           36,212           292,457               14,111              105,744                   10,864                24,202
            2,471            13,537                3,966               10,696                      325                   798
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
           38,683           305,994               18,077              116,440                   11,189                25,000
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
           41,840           714,150                4,920              507,572                  (11,189)               (4,073)
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
          206,839         1,180,779                   --               83,201                       --                    --
           91,559           484,873               82,721              341,557                  (29,162)             (111,686)
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
          298,398         1,665,652               82,721              424,758                  (29,162)             (111,686)
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
          123,198        (1,504,374)            (184,227)            (567,698)                (406,683)              (21,028)
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
          421,596           161,278             (101,506)            (142,940)                (435,845)             (132,714)
----------------- -------------------- -------------------- -------------------- ------------------------ ---------------------
        $ 463,436         $ 875,428            $ (96,586)           $ 364,632               $ (447,034)           $ (136,787)
================= ==================== ==================== ==================== ======================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          MSF BARCLAYS
                                           MIST THIRD AVENUE      MIST VAN KAMPEN    CAPITAL AGGREGATE     MSF BLACKROCK
                                             SMALL CAP VALUE             COMSTOCK           BOND INDEX AGGRESSIVE GROWTH
                                           INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION INVESTMENT OPTION
                                           -------------------- -------------------- ----------------- --------------------
INVESTMENT INCOME:
     Dividends                                     $ 102,693             $ 37,401              $ 1,193           $ 5,842
                                           -------------------- -------------------- ----------------- --------------------
EXPENSES:
     Mortality and expense risk
        charges                                       71,462               24,854                  192            21,881
     Administrative charges                            3,313                  949                   --             1,498
                                           -------------------- -------------------- ----------------- --------------------
        Total expenses                                74,775               25,803                  192            23,379
                                           -------------------- -------------------- ----------------- --------------------
           Net investment income (loss)               27,918               11,598                1,001           (17,537)
                                           -------------------- -------------------- ----------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                   --                   --                --
     Realized gains (losses) on sale of
        investments                                  (80,241)             362,556                  169            54,524
                                           -------------------- -------------------- ----------------- --------------------
           Net realized gains (losses)               (80,241)             362,556                  169            54,524
                                           -------------------- -------------------- ----------------- --------------------
     Change in unrealized gains (losses)
        on investments                              (842,637)            (400,665)               1,074          (132,672)
                                           -------------------- -------------------- ----------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 (922,878)             (38,109)               1,243           (78,148)
                                           -------------------- -------------------- ----------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (894,960)           $ (26,511)             $ 2,244         $ (95,685)
                                           ==================== ==================== ================= ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                           MSF BLACKROCK
    MSF BLACKROCK     MSF BLACKROCK     LEGACY LARGE CAP        MSF BLACKROCK    MSF DAVIS VENTURE         MSF FI VALUE
      BOND INCOME       DIVERSIFIED               GROWTH         MONEY MARKET                VALUE              LEADERS
INVESTMENT OPTION INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
         $ 28,982         $ 261,437             $ 53,974                 $ --             $ 18,521             $ 97,728
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            5,742            78,392              216,439              299,159               18,544               73,860
            2,929             3,438               29,427               23,439                  713                4,026
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            8,671            81,830              245,866              322,598               19,257               77,886
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
           20,311           179,607             (191,892)            (322,598)                (736)              19,842
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
               --                --                   --                   --                   --                   --
           11,138           183,035            1,499,644                   --                6,557             (266,188)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
           11,138           183,035            1,499,644                   --                6,557             (266,188)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
            6,505           (28,031)          (4,074,545)                  --             (218,810)            (439,492)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
           17,643           155,004           (2,574,901)                  --             (212,253)            (705,680)
----------------- -------------------- -------------------- -------------------- -------------------- --------------------
         $ 37,954         $ 334,611         $ (2,766,793)          $ (322,598)          $ (212,989)          $ (685,838)
================= ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                        MSF METLIFE            MSF METLIFE
                                                  MSF JENNISON         CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE
                                                        GROWTH           ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION
                                             INVESTMENT OPTION    INVESTMENT OPTION      INVESTMENT OPTION      INVESTMENT OPTION
                                             -------------------- -------------------- ---------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                         $ 4,701             $ 91,342               $ 26,711               $ 71,343
                                            --------------------- -------------------- ---------------------- ----------------------
EXPENSES:
     Mortality and expense risk
        charges                                         13,696               24,260                 10,426                 41,425
     Administrative charges                                477                1,767                  1,034                  2,790
                                             -------------------- -------------------- ---------------------- ----------------------
        Total expenses                                  14,173               26,027                 11,460                 44,215
                                             -------------------- -------------------- ---------------------- ----------------------
           Net investment income (loss)                 (9,472)              65,315                 15,251                 27,128
                                             -------------------- -------------------- ---------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                   --                     --                     --
     Realized gains (losses) on sale of
        investments                                     24,162              202,154                 23,700                 88,063
                                             -------------------- -------------------- ---------------------- ----------------------
           Net realized gains (losses)                  24,162              202,154                 23,700                 88,063
                                             -------------------- -------------------- ---------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                                  (7,986)            (188,968)               (35,131)              (234,540)
                                             -------------------- -------------------- ---------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     16,176               13,186                (11,431)              (146,477)
                                             -------------------- -------------------- ---------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                      $ 6,704             $ 78,501                $ 3,820             $ (119,349)
                                             ==================== ==================== ====================== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

      MSF METLIFE
      MODERATE TO
       AGGRESSIVE          MSF METLIFE              MSF MFS                         MSF MORGAN STANLEY      MSF OPPENHEIMER
       ALLOCATION          STOCK INDEX         TOTAL RETURN        MSF MFS VALUE            EAFE INDEX        GLOBAL EQUITY
INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
         $ 76,853            $ 777,214            $ 742,224            $ 110,877               $ 4,118            $ 414,477
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           42,948              369,370              222,118               51,737                 1,226              154,738
            1,873               25,567               26,609                4,553                    79               12,530
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           44,821              394,937              248,727               56,290                 1,305              167,268
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           32,032              382,277              493,497               54,587                 2,813              247,209
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
               --              286,015                   --                   --                    --                   --
           42,179              753,475             (287,911)             (69,326)               (1,866)            (148,132)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
           42,179            1,039,490             (287,911)             (69,326)               (1,866)            (148,132)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
         (349,591)            (950,869)             191,870              (19,180)              (25,641)          (1,920,991)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
         (307,412)              88,621              (96,041)             (88,506)              (27,507)          (2,069,123)
-------------------- -------------------- -------------------- -------------------- --------------------- --------------------
       $ (275,380)           $ 470,898            $ 397,456            $ (33,919)            $ (24,694)        $ (1,821,914)
==================== ==================== ==================== ==================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                            MSF WESTERN ASSET
                                              MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE           MANAGEMENT
                                                         INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH      U.S. GOVERNMENT
                                             INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------- -------------------- -------------------- -----------------
INVESTMENT INCOME:
     Dividends                                       $ 165,974                 $ --                 $ --            $ 232,706
                                            --------------------- -------------------- -------------------- -----------------
EXPENSES:
     Mortality and expense risk charges                121,613               15,198               63,735               96,783
     Administrative charges                              8,029                  222                3,664                9,715
                                             -------------------- -------------------- -------------------- -----------------
        Total expenses                                 129,642               15,420               67,399              106,498
                                             -------------------- -------------------- -------------------- -----------------
           Net investment income (loss)                 36,332              (15,420)             (67,399)             126,208
                                             -------------------- -------------------- -------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                            --                   --                   --              534,080
     Realized gains (losses) on sale of
        investments                                    (80,309)              23,034              187,083               38,925
                                             -------------------- -------------------- -------------------- -----------------
           Net realized gains (losses)                 (80,309)              23,034              187,083              573,005
                                             -------------------- -------------------- -------------------- -----------------
     Change in unrealized gains (losses)
        on investments                                (720,891)             (56,643)            (171,359)              17,820
                                             -------------------- -------------------- -------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   (801,200)             (33,609)              15,724              590,825
                                             -------------------- -------------------- -------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations                   $ (764,868)           $ (49,029)           $ (51,675)           $ 717,033
                                             ==================== ==================== ==================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

      PIONEER VCT                               VANGUARD VIF    VANGUARD VIF TOTAL
    MID CAP VALUE    THE MERGER FUND VL        MID-CAP INDEX    STOCK MARKET INDEX
INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
-------------------- --------------------- -------------------- ---------------------
         $ 29,640                  $ --             $ 35,077              $ 61,725
-------------------- --------------------- -------------------- ---------------------
           34,508                28,490               27,252                35,098
              990                 2,723                2,123                 3,746
-------------------- --------------------- -------------------- ---------------------
           35,498                31,213               29,375                38,844
-------------------- --------------------- -------------------- ---------------------
           (5,858)              (31,213)               5,702                22,881
-------------------- --------------------- -------------------- ---------------------
               --               211,750                   --               132,526
          (97,532)                6,199               67,941                (6,072)
-------------------- --------------------- -------------------- ---------------------
          (97,532)              217,949               67,941               126,454
-------------------- --------------------- -------------------- ---------------------
         (199,152)             (186,111)            (175,253)             (138,150)
-------------------- --------------------- -------------------- ---------------------
         (296,684)               31,838             (107,312)              (11,696)
-------------------- --------------------- -------------------- ---------------------
       $ (302,542)                $ 625           $ (101,610)             $ 11,185
==================== ===================== ==================== =====================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    AMERICAN FUNDS GLOBAL GROWTH           AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME
                                               INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                    ------------------------------- ------------------------------- -------------------------------
                                          2011            2010            2011            2010            2011            2010
                                    --------------- --------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ 90,528       $ 126,029      $ (101,882)      $ (45,308)      $ 171,221       $ 140,733
  Net realized gains (losses)            292,700         100,013         689,840            (256)         65,284        (137,887)
  Change in unrealized gains
     (losses) on investments          (2,203,556)      1,750,481      (2,732,963)      7,370,681        (740,571)      2,154,614
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (1,820,328)      1,976,523      (2,145,005)      7,325,117        (504,066)      2,157,460
                                    --------------- --------------- --------------- --------------- --------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                1,315,733       1,293,928       2,087,498       2,407,729       1,895,857       1,965,544
  Net transfers (including
     fixed account)                     (974,396)        (20,593)     (3,198,375)     (1,529,135)        240,622        (897,983)
  Policy charges                        (895,283)       (952,918)     (1,850,358)     (1,948,713)     (1,217,936)     (1,317,956)
  Transfers for policy benefits
     and terminations                   (780,567)       (518,582)     (1,922,463)     (1,457,222)     (1,233,588)       (826,493)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (1,334,513)       (198,165)     (4,883,698)     (2,527,341)       (315,045)     (1,076,888)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                  (3,154,841)      1,778,358      (7,028,703)      4,797,776        (819,111)      1,080,572
NET ASSETS:
  Beginning of year                   20,023,794      18,245,436      47,458,893      42,661,117      22,148,578      21,068,006
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  End of year                       $ 16,868,953    $ 20,023,794    $ 40,430,190    $ 47,458,893    $ 21,329,467    $ 22,148,578
                                    =============== =============== =============== =============== =============== ===============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

     FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME      FIDELITY VIP HIGH INCOME           FIDELITY VIP MID CAP
           INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
------------------------------- ------------------------------- ----------------------------- ------------------------------
        2011            2010            2011            2010           2011           2010           2011            2010
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
    $ 16,980        $ 55,866       $ 235,884       $ 135,354      $ 206,202      $ 255,916      $ (78,757)      $ (64,428)
     (42,010)       (368,597)       (203,054)       (446,361)       (95,141)       (74,815)       194,664          37,234
    (542,433)      3,388,515         (15,468)      2,177,479          5,856        246,795     (1,317,127)      2,447,480
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
    (567,463)      3,075,784          17,362       1,866,472        116,917        427,896     (1,201,220)      2,420,286
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
     898,179         967,725         821,973         853,955        336,804        387,234        650,034         756,963
  (1,605,278)       (479,805)       (339,272)        (50,123)      (119,399)       189,449       (143,191)        (10,560)
    (837,228)       (802,786)     (1,070,926)     (1,055,603)      (480,683)      (359,753)      (486,584)       (526,094)
    (478,770)       (272,740)       (620,458)       (898,004)      (310,989)      (173,933)      (637,352)       (347,142)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  (2,023,097)       (587,606)     (1,208,683)     (1,149,775)      (574,267)        42,997       (617,093)       (126,833)
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
  (2,590,560)      2,488,178      (1,191,321)        716,697       (457,350)       470,893     (1,818,313)      2,293,453
  21,752,921      19,264,743      14,740,634      14,023,937      3,815,201      3,344,308     11,004,319       8,710,866
--------------- --------------- --------------- --------------- -------------- -------------- -------------- ---------------
$ 19,162,361    $ 21,752,921    $ 13,549,313    $ 14,740,634    $ 3,357,851    $ 3,815,201    $ 9,186,006    $ 11,004,319
=============== =============== =============== =============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    FTVIPT FRANKLIN SMALL-MID CAP                FTVIPT TEMPLETON              FTVIPT TEMPLETON
                                                GROWTH SECURITIES              FOREIGN SECURITIES        GLOBAL BOND SECURITIES
                                                INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
                                    -------------------------------- ------------------------------- -----------------------------
                                           2011              2010            2011            2010           2011           2010
                                    -------------- ----------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (52,840)        $ (53,112)      $ 162,293       $ 201,865      $ 313,279       $ 46,406
  Net realized gains (losses)           290,958            12,012          (2,629)       (241,898)       155,888         79,651
  Change in unrealized gains
     (losses) on investments           (516,842)        1,612,468      (2,247,691)      1,467,918       (626,771)       693,454
                                    -------------- ----------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (278,724)        1,571,368      (2,088,027)      1,427,885       (157,604)       819,511
                                    -------------- ----------------- --------------- --------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received from
     policy owners                      199,246           259,501         830,321         894,973        114,791        116,153
  Net transfers (including
     fixed account)                  (1,044,425)         (437,485)       (706,341)       (455,719)     1,265,237         52,794
  Policy charges                       (225,317)         (242,158)       (623,765)       (679,940)      (345,820)      (317,720)
  Transfers for policy benefits
     and terminations                  (162,285)         (312,833)       (747,452)       (380,404)      (331,606)      (148,513)
                                    -------------- ----------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions           (1,232,781)         (732,975)     (1,247,237)       (621,090)       702,602       (297,286)
                                    -------------- ----------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (1,511,505)          838,393      (3,335,264)        806,795        544,998        522,225
NET ASSETS:
  Beginning of year                   7,182,631         6,344,238      20,645,222      19,838,427      6,622,644      6,100,419
                                    -------------- ----------------- --------------- --------------- -------------- --------------
  End of year                       $ 5,671,126       $ 7,182,631    $ 17,309,958    $ 20,645,222    $ 7,167,642    $ 6,622,644
                                    ============== ================= =============== =============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
GOLDMAN SACHS STRATEGIC GROWTH        JANUS ASPEN ENTERPRISE               AGGRESSIVE GROWTH          EQUITY INCOME BUILDER
             INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
--------------------------------- ----------------------------- ------------------------------- ------------------------------
       2011               2010           2011           2010            2011            2010           2011            2010
-------------- ------------------ -------------- -------------- --------------- --------------- -------------- ---------------
  $ (14,414)         $ (12,558)     $ (46,534)     $ (44,345)      $ (73,443)      $ (70,832)      $ 44,117        $ 44,881
     60,942             21,708        318,734        207,570         364,067         255,416         (7,212)        (41,117)
   (166,402)           289,013       (403,418)     1,047,660         (53,712)      2,188,106         83,198         141,866
-------------- ------------------ -------------- -------------- --------------- --------------- -------------- ---------------
   (119,874)           298,163       (131,218)     1,210,885         236,912       2,372,690        120,103         145,630
-------------- ------------------ -------------- -------------- --------------- --------------- -------------- ---------------
    103,447            119,258        317,310        369,250         557,326         678,322        163,052         161,670
   (192,200)           219,896       (289,069)      (423,417)       (214,743)       (634,429)        99,743         475,917
   (140,700)          (102,606)      (334,751)      (355,154)       (545,765)       (542,155)      (133,687)        (87,779)
    (16,925)           (45,296)      (354,724)      (164,832)       (388,399)       (502,174)       (15,987)        (40,123)
-------------- ------------------ -------------- -------------- --------------- --------------- -------------- ---------------
   (246,378)           191,252       (661,234)      (574,153)       (591,581)     (1,000,436)       113,121         509,685
-------------- ------------------ -------------- -------------- --------------- --------------- -------------- ---------------
   (366,252)           489,415       (792,452)       636,732        (354,669)      1,372,254        233,224         655,315
  3,550,382          3,060,967      6,048,557      5,411,825      11,804,714      10,432,460      1,664,371       1,009,056
-------------- ------------------ -------------- -------------- --------------- --------------- -------------- ---------------
$ 3,184,130        $ 3,550,382    $ 5,256,105    $ 6,048,557    $ 11,450,045    $ 11,804,714    $ 1,897,595     $ 1,664,371
============== ================== ============== ============== =============== =============== ============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                      FUNDAMENTAL ALL CAP VALUE               LARGE CAP GROWTH                LARGE CAP VALUE
                                              INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------- ------------------------------ ------------------------------
                                           2011            2010           2011            2010           2011            2010
                                   --------------- --------------- -------------- --------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 112,843       $ 217,313      $ (36,823)      $ (64,773)     $ 122,883       $ 209,733
  Net realized gains (losses)            94,348        (216,649)       189,938         126,377       (331,297)       (671,287)
  Change in unrealized gains
     (losses) on investments         (2,071,067)      3,965,451       (289,225)        691,791        574,751       1,312,947
                                   --------------- --------------- -------------- --------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations               (1,863,876)      3,966,115       (136,110)        753,395        366,337         851,393
                                   --------------- --------------- -------------- --------------- -------------- ---------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 992,132       1,233,416        540,343         748,663        439,833         606,347
  Net transfers (including
     fixed account)                  (1,384,732)       (634,200)      (257,483)       (306,601)      (167,095)       (304,799)
  Policy charges                     (1,311,072)     (1,361,051)      (629,632)       (729,789)      (749,587)       (799,288)
  Transfers for policy benefits
     and terminations                (1,349,380)     (1,169,086)      (348,080)       (344,249)      (766,956)     (1,349,840)
                                   --------------- --------------- -------------- --------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from policy transactions      (3,053,052)     (1,930,921)      (694,852)       (631,976)    (1,243,805)     (1,847,580)
                                   --------------- --------------- -------------- --------------- -------------- ---------------
     Net increase (decrease)
       in net assets                 (4,916,928)      2,035,194       (830,962)        121,419       (877,468)       (996,187)
NET ASSETS:
  Beginning of year                  28,985,088      26,949,894      9,462,037       9,340,618     10,017,834      11,014,021
                                   --------------- --------------- -------------- --------------- -------------- ---------------
  End of year                      $ 24,068,160    $ 28,985,088    $ 8,631,075     $ 9,462,037    $ 9,140,366    $ 10,017,834
                                   =============== =============== ============== =============== ============== ===============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE
           ALLOCATION 50%               ALLOCATION 70%               ALLOCATION 85%                      HIGH INCOME
        INVESTMENT OPTION            INVESTMENT OPTION            INVESTMENT OPTION                INVESTMENT OPTION
---------------------------- ---------------------------- ---------------------------- --------------------------------
     2011            2010         2011            2010         2011            2010           2011              2010
------------ --------------- ------------ --------------- ------------ --------------- -------------- -----------------
  $ 2,634         $ 5,105        $ 973         $ 1,269        $ 561           $ 903      $ 684,413         $ 691,772
   10,446             881        2,336              60          503            (972)       (53,088)         (154,558)
  (11,112)         31,192       (6,062)         23,394       (9,374)         30,736       (492,730)          623,738
------------ --------------- ------------ --------------- ------------ --------------- -------------- -----------------
    1,968          37,178       (2,753)         24,723       (8,310)         30,667        138,595         1,160,952
------------ --------------- ------------ --------------- ------------ --------------- -------------- -----------------
       36              --           --              --           --              --        343,497           352,022
      808            (198)      (2,189)           (234)        (686)           (100)       453,754          (441,618)
  (55,159)        (57,523)     (31,428)        (28,505)     (16,931)         (9,236)      (470,880)         (477,828)
  (38,562)         (2,174)          --         (28,908)      (2,621)         (1,041)      (327,250)         (589,977)
------------ --------------- ------------ --------------- ------------ --------------- -------------- -----------------
  (92,877)        (59,895)     (33,617)        (57,647)     (20,238)        (10,377)          (879)       (1,157,401)
------------ --------------- ------------ --------------- ------------ --------------- -------------- -----------------
  (90,909)        (22,717)     (36,370)        (32,924)     (28,548)         20,290        137,716             3,551
  303,612         326,329      180,940         213,864      242,988         222,698      8,142,290         8,138,739
------------ --------------- ------------ --------------- ------------ --------------- -------------- -----------------
$ 212,703       $ 303,612    $ 144,570       $ 180,940    $ 214,440       $ 242,988    $ 8,280,006       $ 8,142,290
============ =============== ============ =============== ============ =============== ============== =================

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                       MIST HARRIS OAKMARK
                                    MIST BLACKROCK HIGH YIELD    MIST CLARION GLOBAL REAL ESTATE             INTERNATIONAL
                                            INVESTMENT OPTION                  INVESTMENT OPTION         INVESTMENT OPTION
                                    ---------------------------- ---------------------------------- -----------------------
                                         2011            2010           2011                2010        2011          2010
                                    ------------ --------------- -------------- ------------------- ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 8,073         $ 7,711      $ 157,972           $ 272,049      $ (139)        $ 111
  Net realized gains (losses)           1,908             334       (146,657)           (126,362)       (186)         (214)
  Change in unrealized gains
     (losses) on investments           (6,794)         10,105       (289,959)            445,522      (1,648)        1,936
                                    ------------ --------------- -------------- ------------------- ----------- -----------
     Net increase (decrease)
       in net assets resulting
       from operations                  3,187          18,150       (278,644)            591,209      (1,973)        1,833
                                    ------------ --------------- -------------- ------------------- ----------- -----------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 3,920           4,955        268,806             264,719          --            --
  Net transfers (including
     fixed account)                       543             (75)       (76,635)            835,599          --            --
  Policy charges                       (8,134)         (8,768)      (240,959)           (185,304)       (721)         (658)
  Transfers for policy benefits
     and terminations                 (19,900)         (2,015)      (107,168)            (88,415)         --           (10)
                                    ------------ --------------- -------------- ------------------- ----------- -----------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (23,571)         (5,903)      (155,956)            826,599        (721)         (668)
                                    ------------ --------------- -------------- ------------------- ----------- -----------
     Net increase (decrease)
       in net assets                  (20,384)         12,247       (434,600)          1,417,808      (2,694)        1,165
NET ASSETS:
  Beginning of year                   132,614         120,367      4,907,013           3,489,205      13,590        12,425
                                    ------------ --------------- -------------- ------------------- ----------- -----------
  End of year                       $ 112,230       $ 132,614    $ 4,472,413         $ 4,907,013    $ 10,896      $ 13,590
                                    ============ =============== ============== =================== =========== ===========

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                                MIST LOOMIS SAYLES
MIST INVESCO SMALL CAP GROWTH                MIST JANUS FORTY    MIST LAZARD MID CAP                GLOBAL MARKETS
            INVESTMENT OPTION               INVESTMENT OPTION      INVESTMENT OPTION             INVESTMENT OPTION
-------------------------------- ------------------------------- ---------------------- -----------------------------
       2011              2010            2011            2010       2011        2010           2011           2010
-------------- ----------------- --------------- --------------- ---------- ----------- -------------- --------------
  $ (17,259)        $ (18,508)      $ 268,345       $ 260,363       $ (7)       $ (3)     $ 114,338      $ 160,069
    159,756            78,066        (300,335)       (479,169)        76         376         99,233        (27,444)
   (185,683)          469,859      (2,133,290)      2,613,873       (373)        784       (329,535)     1,085,851
-------------- ----------------- --------------- --------------- ---------- ----------- -------------- --------------
    (43,186)          529,417      (2,165,280)      2,395,067       (304)      1,157       (115,964)     1,218,476
-------------- ----------------- --------------- --------------- ---------- ----------- -------------- --------------
    110,185           125,248       1,911,447       2,304,197         --          --        219,312        233,656
   (203,818)          130,572      (1,308,163)       (597,347)        --          24       (216,817)       (50,120)
   (127,180)         (112,973)     (2,050,330)     (2,295,888)      (293)       (318)      (352,398)      (359,684)
    (92,574)         (448,225)     (2,364,144)     (1,860,901)        (7)     (1,594)      (417,893)      (289,321)
-------------- ----------------- --------------- --------------- ---------- ----------- -------------- --------------
   (313,387)         (305,378)     (3,811,190)     (2,449,939)      (300)     (1,888)      (767,796)      (465,469)
-------------- ----------------- --------------- --------------- ---------- ----------- -------------- --------------
   (356,573)          224,039      (5,976,470)        (54,872)      (604)       (731)      (883,760)       753,007
  2,209,867         1,985,828      29,753,456      29,808,328      5,091       5,822      6,850,742      6,097,735
-------------- ----------------- --------------- --------------- ---------- ----------- -------------- --------------
$ 1,853,294       $ 2,209,867    $ 23,776,986    $ 29,753,456    $ 4,487     $ 5,091    $ 5,966,982    $ 6,850,742
============== ================= =============== =============== ========== =========== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                              MIST LORD ABBETT           MIST METLIFE       MIST MFS EMERGING MARKETS
                                                BOND DEBENTURE    AGGRESSIVE STRATEGY                          EQUITY
                                             INVESTMENT OPTION      INVESTMENT OPTION               INVESTMENT OPTION
                                    ----------------------------- ---------------------- ----------------------------
                                         2011           2010                2011 (a)          2011           2010
                                    -------------- -------------- ---------------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 295,803      $ 295,213              $ (10,630)      $ 79,860         $ 36,958
  Net realized gains (losses)            63,978         95,181                (10,403)        35,881         (212,075)
  Change in unrealized gains
     (losses) on investments           (141,692)       257,863               (258,076)    (2,182,131)       2,143,846
                                    -------------- -------------- ---------------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting
       from operations                  218,089        648,257               (279,109)    (2,066,390)       1,968,729
                                    -------------- -------------- ---------------------- -------------- -------------
POLICY TRANSACTIONS:
  Premium payments received from
     policy owners                      276,019        340,157                221,195        589,704          648,119
  Net transfers (including
     fixed account)                    (186,228)       166,593              2,450,090       (380,195)         251,284
  Policy charges                       (320,247)      (341,580)               (97,426)      (527,508)        (564,856)
  Transfers for policy benefits
     and terminations                  (219,709)      (340,090)               (38,008)      (601,292)        (323,180)
                                    -------------- -------------- ---------------------- -------------- -------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (450,165)      (174,920)             2,535,851       (919,291)          11,367
                                    -------------- -------------- ---------------------- -------------- -------------
     Net increase (decrease)
       in net assets                   (232,076)       473,337              2,256,742     (2,985,681)       1,980,096
NET ASSETS:
  Beginning of year                   5,600,072      5,126,735                     --     11,286,548        9,306,452
                                    -------------- -------------- ---------------------- -------------- -------------
  End of year                       $ 5,367,996    $ 5,600,072            $ 2,256,742    $ 8,300,867     $ 11,286,548
                                    ============== ============== ====================== ============== =============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

         MIST MFS RESEARCH       MIST MORGAN STANLEY        MIST OPPENHEIMER CAPITAL          MIST PIMCO INFLATION
             INTERNATIONAL            MID CAP GROWTH                    APPRECIATION                PROTECTED BOND
         INVESTMENT OPTION         INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
----------------------------- ------------------------- ------------------------------- -----------------------------
       2011           2010         2011         2010            2011            2010           2011           2010
-------------- -------------- ------------ ------------ --------------- --------------- -------------- --------------
   $ 66,236       $ 50,653       $ (949)    $ (1,330)      $ (73,526)      $ (27,801)      $ 41,840       $ 86,573
   (192,952)      (182,548)      14,760          690        (215,582)       (476,430)       298,398        263,115
   (912,788)       810,668      (36,610)      48,889          30,603       1,857,449        123,198          3,017
-------------- -------------- ------------ ------------ --------------- --------------- -------------- --------------
 (1,039,504)       678,773      (22,799)      48,249        (258,505)      1,353,218        463,436        352,705
-------------- -------------- ------------ ------------ --------------- --------------- -------------- --------------
    329,111        280,124       14,281       13,565       1,307,184       1,389,392        251,713        309,844
  1,102,085        527,462       84,933       31,213        (386,071)       (485,746)        95,518        361,431
   (417,715)      (287,809)     (21,989)      (9,955)     (1,380,616)     (1,392,933)      (326,951)      (396,583)
   (323,523)       (76,532)     (29,345)     (20,569)     (1,119,318)     (1,103,702)      (346,455)      (464,178)
-------------- -------------- ------------ ------------ --------------- --------------- -------------- --------------
    689,958        443,245       47,880       14,254      (1,578,821)     (1,592,989)      (326,175)      (189,486)
-------------- -------------- ------------ ------------ --------------- --------------- -------------- --------------
   (349,546)     1,122,018       25,081       62,503      (1,837,326)       (239,771)       137,261        163,219
  7,148,701      6,026,683      214,042      151,539      17,150,243      17,390,014      5,088,104      4,924,885
-------------- -------------- ------------ ------------ --------------- --------------- -------------- --------------
$ 6,799,155    $ 7,148,701    $ 239,123    $ 214,042    $ 15,312,917    $ 17,150,243    $ 5,225,365    $ 5,088,104
============== ============== ============ ============ =============== =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                         MIST PIMCO TOTAL RETURN             MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME
                                               INVESTMENT OPTION             INVESTMENT OPTION                INVESTMENT OPTION
                                    ------------------------------- ----------------------------- --------------------------------
                                          2011            2010           2011           2010            2011            2010
                                    --------------- --------------- -------------- -------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 714,150     $ 1,022,378        $ 4,920       $ (2,000)      $ 507,572        $ 578,175
  Net realized gains (losses)          1,665,652         658,955         82,721         63,914         424,758          212,065
  Change in unrealized gains
     (losses) on investments          (1,504,374)        880,248       (184,227)       219,640        (567,698)         652,200
                                    --------------- --------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   875,428       2,561,581        (96,586)       281,554         364,632        1,442,440
                                    --------------- --------------- -------------- -------------- --------------- ----------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                1,433,668       1,670,559         63,983         69,517         547,028          578,515
  Net transfers (including
     fixed account)                     (778,632)        950,447         26,171         26,172         210,790          (95,088)
  Policy charges                      (1,670,811)     (1,735,383)      (207,132)      (247,268)       (795,363)        (813,330)
  Transfers for policy benefits
     and terminations                 (1,397,468)     (1,204,576)      (189,962)      (225,452)     (1,273,950)        (382,097)
                                    --------------- --------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (2,413,243)       (318,953)      (306,940)      (377,031)     (1,311,495)        (712,000)
                                    --------------- --------------- -------------- -------------- --------------- ----------------
     Net increase (decrease)
       in net assets                  (1,537,815)      2,242,628       (403,526)       (95,477)       (946,863)         730,440
NET ASSETS:
  Beginning of year                   37,881,504      35,638,876      2,005,149      2,100,626      13,836,749       13,106,309
                                    --------------- --------------- -------------- -------------- --------------- ----------------
  End of year                       $ 36,343,689    $ 37,881,504    $ 1,601,623    $ 2,005,149    $ 12,889,886     $ 13,836,749
                                    =============== =============== ============== ============== =============== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

         MIST RCM            MIST T. ROWE PRICE              MIST THIRD AVENUE
       TECHNOLOGY               LARGE CAP VALUE                SMALL CAP VALUE      MIST VAN KAMPEN COMSTOCK
INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
----------------- ----------------------------- ------------------------------ -----------------------------
       2011 (a)          2011           2010           2011            2010           2011           2010
----------------- -------------- -------------- -------------- --------------- -------------- --------------
     $ (11,189)      $ (4,073)       $ 8,342       $ 27,918        $ 35,125       $ 11,598       $ 29,119
       (29,162)      (111,686)       (79,431)       (80,241)       (206,690)       362,556        133,620
      (406,683)       (21,028)       545,455       (842,637)      1,797,557       (400,665)       328,592
----------------- -------------- -------------- -------------- --------------- -------------- --------------
      (447,034)      (136,787)       474,366       (894,960)      1,625,992        (26,511)       491,331
----------------- -------------- -------------- -------------- --------------- -------------- --------------
        96,248        300,904        333,648        525,434         611,618        251,410        288,263
     2,444,881       (176,305)       (97,501)      (422,918)       (354,410)      (633,486)      (317,517)
      (105,743)      (143,369)      (158,309)      (371,174)       (411,676)      (152,262)      (162,150)
      (104,164)      (239,791)       (85,636)      (444,722)       (387,588)      (263,144)       (90,947)
----------------- -------------- -------------- -------------- --------------- -------------- --------------
     2,331,222       (258,561)        (7,798)      (713,380)       (542,056)      (797,482)      (282,351)
----------------- -------------- -------------- -------------- --------------- -------------- --------------
     1,884,188       (395,348)       466,568     (1,608,340)      1,083,936       (823,993)       208,980
            --      3,439,821      2,973,253     10,041,545       8,957,609      3,963,360      3,754,380
----------------- -------------- -------------- -------------- --------------- -------------- --------------
   $ 1,884,188    $ 3,044,473    $ 3,439,821    $ 8,433,205    $ 10,041,545    $ 3,139,367    $ 3,963,360
================= ============== ============== ============== =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MSF BARCLAYS CAPITAL AGGREGATE    MSF BLACKROCK AGGRESSIVE
                                                        BOND INDEX                      GROWTH   MSF BLACKROCK BOND INCOME
                                                 INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                                    ------------------------------ --------------------------- -------------------------------
                                        2011           2010            2011            2010        2011            2010
                                    ----------- ------------------ -------------- ------------ ------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 1,001             $ 786        $ (17,537)    $ (24,055)    $ 20,311        $ 21,659
  Net realized gains (losses)            169                47           54,524         1,030       11,138          15,868
  Change in unrealized gains
     (losses) on investments           1,074               490         (132,672)      410,229        6,505          17,383
                                    ----------- ------------------ -------------- ------------ ------------ ------------------
     Net increase (decrease)
       in net assets resulting
       from operations                 2,244             1,323          (95,685)      387,204       37,954          54,910
                                    ----------- ------------------ -------------- ------------ ------------ ------------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  363               624          235,693       256,639           --           7,152
  Net transfers (including
     fixed account)                    4,824             1,790          (78,825)     (193,351)         767          20,169
  Policy charges                      (1,558)           (1,327)        (189,347)     (219,879)     (60,112)        (94,604)
  Transfers for policy benefits
     and terminations                     (8)               (2)        (116,455)     (524,048)     (37,814)        (32,972)
                                    ----------- ------------------ -------------- ------------ ------------ ------------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             3,621             1,085         (148,934)     (680,639)     (97,159)       (100,255)
                                    ----------- ------------------ -------------- ------------ ------------ ------------------
     Net increase (decrease)
       in net assets                   5,865             2,408         (244,619)     (293,435)     (59,205)        (45,345)
NET ASSETS:
  Beginning of year                   26,776            24,368        2,896,725     3,190,160      757,649         802,994
                                    ----------- ------------------ -------------- ------------ ------------ ------------------
  End of year                       $ 32,641          $ 26,776      $ 2,652,106   $ 2,896,725    $ 698,444       $ 757,649
                                    =========== ================== ============== ============ ============ ==================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                        MSF BLACKROCK LEGACY
   MSF BLACKROCK DIVERSIFIED                LARGE CAP GROWTH      MSF BLACKROCK MONEY MARKET       MSF DAVIS VENTURE VALUE
           INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION             INVESTMENT OPTION
------------------------------- ------------------------------- ------------------------------- -----------------------------
        2011            2010            2011            2010            2011            2010           2011           2010
--------------- --------------- --------------- --------------- --------------- --------------- -------------- --------------
   $ 179,607       $ 123,766      $ (191,892)     $ (183,775)     $ (322,598)     $ (339,578)        $ (736)       $ 2,251
     183,035          45,266       1,499,644       1,034,119              --              --          6,557        (10,614)
     (28,031)        735,658      (4,074,545)      3,886,701              --              --       (218,810)       160,837
--------------- --------------- --------------- --------------- --------------- --------------- -------------- --------------
     334,611         904,690      (2,766,793)      4,737,045        (322,598)       (339,578)      (212,989)       152,474
--------------- --------------- --------------- --------------- --------------- --------------- -------------- --------------
     849,043         832,383       2,017,546       2,171,803       3,129,509       3,824,281        179,723         94,563
     (84,129)        (98,564)       (677,592)       (507,133)     11,226,748       3,998,176      1,489,498        514,145
    (869,266)       (899,646)     (2,369,413)     (2,443,233)     (3,865,402)     (3,889,440)      (100,786)       (58,877)
    (986,811)       (747,341)     (1,949,232)     (2,103,057)    (14,006,078)     (6,289,228)       (80,086)       (15,647)
--------------- --------------- --------------- --------------- --------------- --------------- -------------- --------------
  (1,091,163)       (913,168)     (2,978,691)     (2,881,620)     (3,515,223)     (2,356,211)     1,488,349        534,184
--------------- --------------- --------------- --------------- --------------- --------------- -------------- --------------
    (756,552)         (8,478)     (5,745,484)      1,855,425      (3,837,821)     (2,695,789)     1,275,360        686,658
  10,956,171      10,964,649      29,548,015      27,692,590      38,879,336      41,575,125      1,738,768      1,052,110
--------------- --------------- --------------- --------------- --------------- --------------- -------------- --------------
$ 10,199,619    $ 10,956,171    $ 23,802,531    $ 29,548,015    $ 35,041,515    $ 38,879,336    $ 3,014,128    $ 1,738,768
=============== =============== =============== =============== =============== =============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                               MSF METLIFE
                                          MSF FI VALUE LEADERS           MSF JENNISON GROWTH       CONSERVATIVE ALLOCATION
                                             INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                    ----------------------------- ----------------------------- -----------------------------
                                          2011           2010           2011           2010           2011           2010
                                    -------------- -------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 19,842       $ 61,218       $ (9,472)      $ (2,853)      $ 65,315       $ 77,206
  Net realized gains (losses)          (266,188)      (373,444)        24,162           (960)       202,154         57,383
  Change in unrealized gains
     (losses) on investments           (439,492)     1,475,513         (7,986)       168,329       (188,968)       148,176
                                    -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (685,838)     1,163,287          6,704        164,516         78,501        282,765
                                    -------------- -------------- -------------- -------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                 540,358        573,590         90,102        122,379         71,890        119,335
  Net transfers (including
     fixed account)                    (232,056)       (16,178)        65,581        231,096       (941,702)       356,029
  Policy charges                       (426,241)      (447,759)      (101,297)      (108,273)      (161,068)      (179,940)
  Transfers for policy benefits
     and terminations                  (322,044)      (374,156)       (94,223)       (64,159)    (1,409,499)        (9,578)
                                    -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions             (439,983)      (264,503)       (39,837)       181,043     (2,440,379)       285,846
                                    -------------- -------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                 (1,125,821)       898,784        (33,133)       345,559     (2,361,878)       568,611
NET ASSETS:
  Beginning of year                   9,770,867      8,872,083      1,736,135      1,390,576      3,727,339      3,158,728
                                    -------------- -------------- -------------- -------------- -------------- --------------
  End of year                       $ 8,645,046    $ 9,770,867    $ 1,703,002    $ 1,736,135    $ 1,365,461    $ 3,727,339
                                    ============== ============== ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

MSF METLIFE CONSERVATIVE TO                                          MSF METLIFE MODERATE TO
        MODERATE ALLOCATION    MSF METLIFE MODERATE ALLOCATION         AGGRESSIVE ALLOCATION         MSF METLIFE STOCK INDEX
          INVESTMENT OPTION                  INVESTMENT OPTION             INVESTMENT OPTION               INVESTMENT OPTION
------------------------------ ---------------------------------- ----------------------------- -------------------------------
     2011            2010           2011              2010             2011           2010            2011            2010
-------------- --------------- -------------- ------------------- -------------- -------------- --------------- ---------------
   $ 15,251        $ 39,227       $ 27,128            $ 85,952       $ 32,032       $ 62,738       $ 382,277       $ 405,523
     23,700          28,980         88,063              (3,501)        42,179        (27,566)      1,039,490         213,192
    (35,131)         47,605       (234,540)            528,391       (349,591)       583,029        (950,869)      5,357,462
-------------- --------------- -------------- ------------------- -------------- -------------- --------------- ---------------
      3,820         115,812       (119,349)            610,842       (275,380)       618,201         470,898       5,976,177
-------------- --------------- -------------- ------------------- -------------- -------------- --------------- ---------------
    112,230         117,806        769,071             248,375        575,905        628,078       3,361,450       3,636,863
    163,463          76,206         (1,323)             36,856         70,170        169,345      (1,990,442)       (911,528)
   (105,960)        (95,809)      (323,856)           (310,836)      (386,034)      (408,357)     (3,339,627)     (3,289,680)
     (2,055)        (31,537)       (75,752)            (34,230)       (94,830)      (290,570)     (2,393,315)     (2,846,509)
-------------- --------------- -------------- ------------------- -------------- -------------- --------------- ---------------
    167,678          66,666        368,140             (59,835)       165,211         98,496      (4,361,934)     (3,410,854)
-------------- --------------- -------------- ------------------- -------------- -------------- --------------- ---------------
    171,498         182,478        248,791             551,007       (110,169)       716,697      (3,891,036)      2,565,323
  1,271,626       1,089,148      5,386,326           4,835,319      5,466,659      4,749,962      47,806,973      45,241,650
-------------- --------------- -------------- ------------------- -------------- -------------- --------------- ---------------
$ 1,443,124     $ 1,271,626    $ 5,635,117         $ 5,386,326    $ 5,356,490    $ 5,466,659    $ 43,915,937    $ 47,806,973
============== =============== ============== =================== ============== ============== =============== ===============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                        MSF MORGAN STANLEY
                                            MSF MFS TOTAL RETURN                 MSF MFS VALUE                  EAFE INDEX
                                               INVESTMENT OPTION             INVESTMENT OPTION           INVESTMENT OPTION
                                    ------------------------------- ----------------------------- -------------------------
                                            2011            2010           2011           2010         2011           2010
                                    --------------- --------------- -------------- -------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 493,497       $ 585,065       $ 54,587       $ 40,992      $ 2,813        $ 3,773
  Net realized gains (losses)           (287,911)       (614,065)       (69,326)      (129,197)      (1,866)        (8,848)
  Change in unrealized gains
     (losses) on investments             191,870       2,491,957        (19,180)       708,117      (25,641)        15,531
                                    --------------- --------------- -------------- -------------- ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from operations                   397,456       2,462,957        (33,919)       619,912      (24,694)        10,456
                                    --------------- --------------- -------------- -------------- ------------ ------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                1,731,007       1,879,890        299,780        295,762       24,372         17,745
  Net transfers (including
     fixed account)                      107,415        (858,002)      (142,350)       200,339       12,126         60,180
  Policy charges                      (1,977,679)     (2,153,791)      (313,908)      (322,873)     (25,442)       (23,886)
  Transfers for policy benefits
     and terminations                 (2,155,000)     (1,802,921)      (313,473)      (378,413)        (327)       (21,537)
                                    --------------- --------------- -------------- -------------- ------------ ------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (2,294,257)     (2,934,824)      (469,951)      (205,185)      10,729         32,502
                                    --------------- --------------- -------------- -------------- ------------ ------------
     Net increase (decrease)
       in net assets                  (1,896,801)       (471,867)      (503,870)       414,727      (13,965)        42,958
NET ASSETS:
  Beginning of year                   29,379,378      29,851,245      6,508,727      6,094,000      176,530        133,572
                                    --------------- --------------- -------------- -------------- ------------ ------------
  End of year                       $ 27,482,577    $ 29,379,378    $ 6,004,857    $ 6,508,727    $ 162,565      $ 176,530
                                    =============== =============== ============== ============== ============ ============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                 MSF T. ROWE PRICE LARGE CAP MSF T. ROWE PRICE SMALL CAP
MSF OPPENHEIMER GLOBAL EQUITY          MSF RUSSELL 2000 INDEX                         GROWTH                      GROWTH
            INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION           INVESTMENT OPTION
-------------------------------- ------------------------------- --------------------------- ---------------------------
      2011             2010            2011            2010           2011         2010           2011         2010
--------------- ---------------- --------------- --------------- -------------- ------------ -------------- ------------
   $ 247,209        $ 142,460        $ 36,332        $ 39,817      $ (15,420)      $ (13,633)    $ (67,399)   $ (54,199)
    (148,132)        (353,035)        (80,309)       (478,183)        23,034           3,071       187,083       45,544
  (1,920,991)       3,203,227        (720,891)      3,926,765        (56,643)        289,876      (171,359)   1,943,438
--------------- ---------------- --------------- --------------- -------------- ------------ -------------- ------------
  (1,821,914)       2,992,652        (764,868)      3,488,399        (49,029)        279,314       (51,675)   1,934,783
--------------- ---------------- --------------- --------------- -------------- ------------ -------------- ------------
   1,025,728        1,159,050         740,976         747,521        100,332         165,306       377,722      421,069
  (1,079,224)         (35,699)       (470,254)       (348,593)       169,995        (134,164)      353,244       (2,407)
  (1,429,017)      (1,417,473)       (755,925)       (817,982)      (100,505)       (117,252)     (343,986)    (314,781)
  (1,143,032)      (1,625,651)       (780,536)       (821,894)       (95,497)       (199,555)     (217,495)    (232,789)
--------------- ---------------- --------------- --------------- -------------- ------------ -------------- ------------
  (2,625,545)      (1,919,773)     (1,265,739)     (1,240,948)        74,325        (285,665)      169,485     (128,908)
--------------- ---------------- --------------- --------------- -------------- ------------ -------------- ------------
  (4,447,459)       1,072,879      (2,030,607)      2,247,451         25,296          (6,351)      117,810    1,805,875
  21,952,990       20,880,111      16,224,394      13,976,943      1,983,396       1,989,747     7,636,215    5,830,340
--------------- ---------------- --------------- --------------- -------------- ------------ -------------- ------------
$ 17,505,531     $ 21,952,990    $ 14,193,787    $ 16,224,394    $ 2,008,692     $ 1,983,396   $ 7,754,025  $ 7,636,215
=============== ================ =============== =============== ============== ============ ============== ============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    MSF WESTERN ASSET MANAGEMENT
                                                 U.S. GOVERNMENT     PIONEER VCT MID CAP VALUE            THE MERGER FUND VL
                                               INVESTMENT OPTION             INVESTMENT OPTION             INVESTMENT OPTION
                                    ------------------------------- ----------------------------- -----------------------------
                                          2011            2010           2011           2010           2011           2010
                                    --------------- --------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 126,208       $ 325,564       $ (5,858)       $ 6,025      $ (31,213)     $ (33,028)
  Net realized gains (losses)            573,005         114,825        (97,532)      (193,963)       217,949         72,422
  Change in unrealized gains
     (losses) on investments              17,820         364,319       (199,152)       931,451       (186,111)       119,951
                                    --------------- --------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   717,033         804,708       (302,542)       743,513            625        159,345
                                    --------------- --------------- -------------- -------------- -------------- --------------
POLICY TRANSACTIONS:
  Premium payments received
     from policy owners                  747,488         790,004        334,057        368,350         62,831         58,141
  Net transfers (including
     fixed account)                     (879,003)       (820,106)      (194,018)      (168,148)      (167,423)      (315,355)
  Policy charges                        (865,669)       (907,848)      (288,629)      (322,504)       (96,615)      (102,460)
  Transfers for policy benefits
     and terminations                   (629,024)       (844,146)      (293,260)      (300,371)        (8,522)       (25,268)
                                    --------------- --------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions            (1,626,208)     (1,782,096)      (441,850)      (422,673)      (209,729)      (384,942)
                                    --------------- --------------- -------------- -------------- -------------- --------------
     Net increase (decrease)
       in net assets                    (909,175)       (977,388)      (744,392)       320,840       (209,104)      (225,597)
NET ASSETS:
  Beginning of year                   15,575,469      16,552,857      5,019,562      4,698,722      3,641,858      3,867,455
                                    --------------- --------------- -------------- -------------- -------------- --------------
  End of year                       $ 14,666,294    $ 15,575,469    $ 4,275,170    $ 5,019,562    $ 3,432,754    $ 3,641,858
                                    =============== =============== ============== ============== ============== ==============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                VANGUARD VIF TOTAL STOCK
VANGUARD VIF MID-CAP INDEX                  MARKET INDEX
         INVESTMENT OPTION             INVESTMENT OPTION
----------------------------- -----------------------------
       2011           2010           2011           2010
-------------- -------------- -------------- --------------
    $ 5,702        $ 2,497       $ 22,881       $ 35,440
     67,941           (571)       126,454        (15,712)
   (175,253)       763,437       (138,150)       634,607
-------------- -------------- -------------- --------------
   (101,610)       765,363         11,185        654,335
-------------- -------------- -------------- --------------
    260,904        271,434        258,980        283,309
     40,300        367,391       (471,447)       312,525
   (211,839)      (198,165)      (205,491)      (209,192)
   (284,515)      (525,013)       (89,137)       (55,793)
-------------- -------------- -------------- --------------
   (195,150)       (84,353)      (507,095)       330,849
-------------- -------------- -------------- --------------
   (296,760)       681,010       (495,910)       985,184
  3,534,978      2,853,968      4,638,640      3,653,456
-------------- -------------- -------------- --------------
$ 3,238,218    $ 3,534,978    $ 4,142,730    $ 4,638,640
============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 10, 1983 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding portfolio or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Goldman Sachs Variable Insurance Trust ("Goldman Sachs")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc ("MSF")*
Pioneer Variable Contracts Trust ("Pioneer")
The Merger Fund VL
Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

2. LIST OF INVESTMENT OPTIONS

Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2011:

American Funds Global Growth Investment Option
American Funds Growth Investment Option
American Funds Growth-Income Investment Option
Fidelity VIP Contrafund Investment Option
Fidelity VIP Equity-Income Investment Option
Fidelity VIP High Income Investment Option
Fidelity VIP Mid Cap Investment Option
FTVIPT Franklin Small-Mid Cap Growth Securities Investment Option
FTVIPT Templeton Foreign Securities Investment Option
FTVIPT Templeton Global Bond Securities Investment Option
Goldman Sachs Strategic Growth Investment Option
Janus Aspen Enterprise Investment Option
LMPVET ClearBridge Variable Aggressive Growth Investment Option
LMPVET ClearBridge Variable Equity Income Builder Investment Option LMPVET ClearBridge Variable Fundamental All Cap Value Investment Option

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONTINUED)

LMPVET ClearBridge Variable Large Cap Growth Investment Option LMPVET ClearBridge Variable Large Cap Value Investment Option LMPVET Variable Lifestyle Allocation 50% Investment Option
LMPVET Variable Lifestyle Allocation 70% Investment Option
LMPVET Variable Lifestyle Allocation 85% Investment Option
LMPVIT Western Asset Variable High Income Investment Option
MIST BlackRock High Yield Investment Option
MIST Clarion Global Real Estate Investment Option
MIST Harris Oakmark International Investment Option
MIST Invesco Small Cap Growth Investment Option
MIST Janus Forty Investment Option
MIST Lazard Mid Cap Investment Option
MIST Loomis Sayles Global Markets Investment Option
MIST Lord Abbett Bond Debenture Investment Option
MIST MetLife Aggressive Strategy Investment Option**
MIST MFS Emerging Markets Equity Investment Option*
MIST MFS Research International Investment Option
MIST Morgan Stanley Mid Cap Growth Investment Option
MIST Oppenheimer Capital Appreciation Investment Option
MIST PIMCO Inflation Protected Bond Investment Option
MIST PIMCO Total Return Investment Option
MIST Pioneer Fund Investment Option
MIST Pioneer Strategic Income Investment Option
MIST RCM Technology Investment Option**
MIST T. Rowe Price Large Cap Value Investment Option
MIST Third Avenue Small Cap Value Investment Option
MIST Van Kampen Comstock Investment Option
MSF Barclays Capital Aggregate Bond Index Investment Option
MSF BlackRock Aggressive Growth Investment Option
MSF BlackRock Bond Income Investment Option
MSF BlackRock Diversified Investment Option
MSF BlackRock Legacy Large Cap Growth Investment Option
MSF BlackRock Money Market Investment Option
MSF Davis Venture Value Investment Option
MSF FI Value Leaders Investment Option
MSF Jennison Growth Investment Option
MSF MetLife Conservative Allocation Investment Option
MSF MetLife Conservative to Moderate Allocation Investment Option MSF MetLife Moderate Allocation Investment Option
MSF MetLife Moderate to Aggressive Allocation Investment Option MSF MetLife Stock Index Investment Option
MSF MFS Total Return Investment Option
MSF MFS Value Investment Option
MSF Morgan Stanley EAFE Index Investment Option
MSF Oppenheimer Global Equity Investment Option*
MSF Russell 2000 Index Investment Option
MSF T. Rowe Price Large Cap Growth Investment Option
MSF T. Rowe Price Small Cap Growth Investment Option
MSF Western Asset Management U.S. Government Investment Option

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)

Pioneer VCT Mid Cap Value Investment Option
The Merger Fund VL Investment Option
Vanguard VIF Mid-Cap Index Investment Option
Vanguard VIF Total Stock Market Index Investment Option

* This Investment Option invests in two or more share classes within the underlying portfolio or fund of the Trusts.
** This Investment Option began operations during the year ended December 31, 2011.

3. PORTFOLIO CHANGES

The following Investment Options ceased operations during the year ended December 31, 2011:

Janus Aspen Global Technology Investment Option
LMPVET ClearBridge Variable Capital Investment Option
LMPVET Global Currents Variable International All Cap Opportunity Investment Option
MSF MetLife Aggressive Allocation Investment Option

The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2011:


NAME CHANGE:

FORMER NAME                                                     NEW NAME
(MIST) Lord Abbett Growth and Income Portfolio                 (MIST) T. Rowe Price Large Cap Value Portfolio

MERGER:

FORMER NAME                                                     NEW NAME
(MSF) MetLife Aggressive Allocation Portfolio                  (MIST) MetLife Aggressive Strategy Portfolio

SUBSTITUTIONS:

FORMER PORTFOLIO                                                NEW PORTFOLIO
Legg Mason Global Currents Variable International All          (MIST) MFS Research International Portfolio
 Cap Opportunity Portfolio
Janus Aspen Global Technology Portfolio                        (MIST) RCM Technology Portfolio
Legg Mason ClearBridge Variable Capital Portfolio              (MSF) Davis Venture Value Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments computed on the basis of the average cost of the investment sold. Income from dividends and realized distributions are recorded on the ex-distribution date.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION
The Investment Options' investment in shares of the portfolio or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

PREMIUM PAYMENTS
The Company deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. The federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

ADMINISTRATIVE CHARGE -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each policy and the Separate Account.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk 0.20% - 0.90%
                           ---------------
Administrative Charge      0.00% - 0.40%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annually and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $1.63 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 policy years or 0% to 7.50% of premium payments made in the last 10 years, depending on the policy. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

Certain investments in the various portfolios of the MIST and MSF Trusts hold shares that are managed by MetLife Advisers, LLC, which acts in the capacity of investment advisor and is an affiliate of the Company.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                            ----------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                               SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                            --------- ------------- ------------- --------------
American Funds Global Growth Investment Option                874,495    16,471,590     1,584,376      2,828,332
American Funds Growth Investment Option                       782,319    38,464,280     1,793,253      6,778,823
American Funds Growth-Income Investment Option                644,982    21,544,745     2,789,097      2,932,860
Fidelity VIP Contrafund Investment Option                     834,963    20,772,760     1,097,924      3,104,026
Fidelity VIP Equity-Income Investment Option                  724,954    15,371,712       700,463      1,673,213
Fidelity VIP High Income Investment Option                    622,996     3,832,831       493,256        861,267
Fidelity VIP Mid Cap Investment Option                        321,417     9,062,098       950,209      1,628,318
FTVIPT Franklin Small-Mid Cap Growth Securities
  Investment Option                                           276,780     5,071,889       276,122      1,561,685
FTVIPT Templeton Foreign Securities Investment Option       1,378,186    19,706,737     2,053,887      3,138,817
FTVIPT Templeton Global Bond Securities Investment Option     385,155     6,781,956     1,868,733        810,770
Goldman Sachs Strategic Growth Investment Option              273,560     2,731,715       124,067        384,805
Janus Aspen Enterprise Investment Option                      142,407     3,639,009       286,702        994,434
LMPVET ClearBridge Variable Aggressive Growth
  Investment Option                                           685,636     8,608,790       715,434      1,380,400
LMPVET ClearBridge Variable Equity Income Builder
  Investment Option                                           181,075     1,944,645       325,575        168,333
LMPVET ClearBridge Variable Fundamental All Cap Value
  Investment Option                                         1,323,160    25,223,422     1,294,918      4,235,113
LMPVET ClearBridge Variable Large Cap Growth
  Investment Option                                           540,120     7,297,956       372,976      1,104,680
LMPVET ClearBridge Variable Large Cap Value
  Investment Option                                           675,077    10,923,736       510,851      1,631,737
LMPVET Variable Lifestyle Allocation 50%
  Investment Option                                            18,614       203,715         7,356         97,621
LMPVET Variable Lifestyle Allocation 70%
  Investment Option                                            13,815       137,982         3,688         36,351
LMPVET Variable Lifestyle Allocation 85%
  Investment Option                                            18,412       218,880         4,540         24,200
LMPVIT Western Asset Variable High Income
  Investment Option                                         1,494,618     9,349,278     1,908,084      1,224,487
MIST BlackRock High Yield Investment Option                    13,447       107,474        11,908         27,374
MIST Clarion Global Real Estate Investment Option             479,883     5,742,265       663,921        661,878
MIST Harris Oakmark International Investment Option               923        14,528            17            870
MIST Invesco Small Cap Growth Investment Option               131,732     1,660,977       743,903      1,074,532
MIST Janus Forty Investment Option                            373,560    26,913,594     1,333,926      4,876,794
MIST Lazard Mid Cap Investment Option                             422         3,655            54            344
MIST Loomis Sayles Global Markets Investment Option           522,506     5,718,882       496,846      1,150,275
MIST Lord Abbett Bond Debenture Investment Option             419,382     4,945,564       640,060        794,395
MIST MetLife Aggressive Strategy Investment Option (a)        251,046     2,514,977     2,668,300        142,920
MIST MFS Emerging Markets Equity Investment Option            889,495     9,334,532     1,594,992      2,434,373
MIST MFS Research International Investment Option             759,702     8,328,906     2,503,405      1,747,096
MIST Morgan Stanley Mid Cap Growth Investment Option           22,885       238,436       364,238        311,358
MIST Oppenheimer Capital Appreciation Investment Option     2,514,445    16,843,979       967,364      2,619,689
MIST PIMCO Inflation Protected Bond Investment Option         438,755     4,838,382     1,669,786      1,747,196
MIST PIMCO Total Return Investment Option                   3,038,776    33,085,447     4,606,433      5,124,706
MIST Pioneer Fund Investment Option                           119,984     1,414,764       109,498        411,470
MIST Pioneer Strategic Income Investment Option             1,177,176    11,497,445     2,020,367      2,741,008
MIST RCM Technology Investment Option (a)                     440,249     2,290,949     2,588,844        268,733
MIST T. Rowe Price Large Cap Value Investment Option          145,883     3,412,221       478,388        741,010
MIST Third Avenue Small Cap Value Investment Option           624,226     9,543,245       796,643      1,482,085
MIST Van Kampen Comstock Investment Option                    338,304     2,354,917       351,183      1,137,026
MSF Barclays Capital Aggregate Bond Index
  Investment Option                                             2,820        30,625         8,595          3,962
MSF BlackRock Aggressive Growth Investment Option             102,723     2,475,126       256,914        423,338

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                        ----------------------- ----------------------------
                                                                                      COST OF       PROCEEDS
                                                           SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                        --------- ------------- ------------- --------------
MSF BlackRock Bond Income Investment Option                 6,299       618,179        32,913        109,776
MSF BlackRock Diversified Investment Option               639,482     9,166,660       834,100      1,745,585
MSF BlackRock Legacy Large Cap Growth
  Investment Option                                       954,016    17,557,822     1,637,128      4,807,644
MSF BlackRock Money Market Investment Option              350,416    35,041,694    16,658,084     20,495,729
MSF Davis Venture Value Investment Option                 101,592     3,162,661     1,741,636        253,991
MSF FI Value Leaders Investment Option                     65,803    11,722,018       397,817        817,933
MSF Jennison Growth Investment Option                     140,285     1,575,705       199,083        248,415
MSF MetLife Conservative Allocation Investment Option     118,442     1,301,389     2,286,655      4,661,609
MSF MetLife Conservative to Moderate Allocation
  Investment Option                                       129,211     1,360,761       754,099        571,164
MSF MetLife Moderate Allocation Investment Option         522,268     5,589,694     2,112,943      1,717,587
MSF MetLife Moderate to Aggressive Allocation
  Investment Option                                       517,051     5,332,350     1,046,688        849,386
MSF MetLife Stock Index Investment Option               1,483,649    39,331,171     3,312,336      7,005,964
MSF MFS Total Return Investment Option                    213,641    29,549,491     2,125,404      3,926,094
MSF MFS Value Investment Option                           491,010     6,233,571     1,200,982      1,616,253
MSF Morgan Stanley EAFE Index Investment Option            15,914       194,201        42,500         28,918
MSF Oppenheimer Global Equity Investment Option         1,259,089    19,545,674     1,614,469      3,992,795
MSF Russell 2000 Index Investment Option                1,121,160    15,173,182       961,091      2,190,449
MSF T. Rowe Price Large Cap Growth Investment Option      135,912     1,850,178       305,213        246,288
MSF T. Rowe Price Small Cap Growth Investment Option      481,024     6,444,893     1,375,469      1,273,378
MSF Western Asset Management U.S. Government
  Investment Option                                     1,201,178    14,247,803     1,761,668      2,727,549
Pioneer VCT Mid Cap Value Investment Option               271,446     5,045,695       312,735        760,386
The Merger Fund VL Investment Option                      328,814     3,584,172       304,221        333,421
Vanguard VIF Mid-Cap Index Investment Option              223,492     3,130,582       765,010        954,424
Vanguard VIF Total Stock Market Index Investment Option   175,324     4,287,847       565,254        916,881

(a) For the period May 2, 2011 to December 31, 2011.

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                            AMERICAN FUNDS                                          AMERICAN FUNDS
                                             GLOBAL GROWTH       AMERICAN FUNDS GROWTH               GROWTH-INCOME
                                         INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                                  --------------------------- --------------------------- ---------------------------
                                        2011          2010          2011          2010          2011          2010
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           12,369,338    12,325,319    38,283,496    40,381,232    17,917,304    18,712,342
Units issued and transferred from
  other funding options            1,508,326     2,298,082     3,131,978     3,778,510     3,353,853     2,916,649
Units redeemed and transferred to
  other funding options           (2,310,637)   (2,254,063)   (6,988,414)   (5,876,246)   (3,503,327)   (3,711,687)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 11,567,027    12,369,338    34,427,060    38,283,496    17,767,830    17,917,304
                                  ============= ============= ============= ============= ============= =============

                                                             FTVIPT FRANKLIN SMALL-MID    FTVIPT TEMPLETON FOREIGN
                                     FIDELITY VIP MID CAP        CAP GROWTH SECURITIES                  SECURITIES
                                        INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                                  -------------------------- ---------------------------- ---------------------------
                                       2011          2010          2011           2010          2011          2010
                                  ------------ ------------- ------------- -------------- ------------- -------------
Units beginning of year           4,519,021     4,352,453     5,689,784      6,356,861    10,526,644    10,812,819
Units issued and transferred from
  other funding options             825,290     1,181,136       388,924        363,622     1,497,796     1,563,527
Units redeemed and transferred to
  other funding options            (988,893)   (1,014,568)   (1,316,655)    (1,030,699)   (1,964,178)   (1,849,702)
                                  ------------ ------------- ------------- -------------- ------------- -------------
Units end of year                 4,355,418     4,519,021     4,762,053      5,689,784    10,060,262    10,526,644
                                  ============ ============= ============= ============== ============= =============

                                                    LMPVET                    LMPVET                       LMPVET
                                      CLEARBRIDGE VARIABLE      CLEARBRIDGE VARIABLE         CLEARBRIDGE VARIABLE
                                         AGGRESSIVE GROWTH     EQUITY INCOME BUILDER    FUNDAMENTAL ALL CAP VALUE
                                         INVESTMENT OPTION         INVESTMENT OPTION            INVESTMENT OPTION
                                  --------------------------- ------------------------- ----------------------------
                                        2011          2010         2011         2010          2011           2010
                                  ------------- ------------- ------------ ------------ ------------- --------------
Units beginning of year           10,934,005    12,000,374    1,594,772    1,076,664    15,087,027     16,151,654
Units issued and transferred from
  other funding options            1,140,806     1,646,859      382,904      813,904     2,531,967      2,688,198
Units redeemed and transferred to
  other funding options           (1,644,488)   (2,713,228)    (266,490)    (295,796)   (3,740,457)    (3,752,825)
                                  ------------- ------------- ------------ ------------ ------------- --------------
Units end of year                 10,430,323    10,934,005    1,711,186    1,594,772    13,878,537     15,087,027
                                  ============= ============= ============ ============ ============= ==============

                                  LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE        LMPVIT WESTERN ASSET
                                             ALLOCATION 70%               ALLOCATION 85%        VARIABLE HIGH INCOME
                                          INVESTMENT OPTION            INVESTMENT OPTION           INVESTMENT OPTION
                                  ---------------------------- ---------------------------- ---------------------------
                                     2011              2010        2011             2010          2011          2010
                                  ---------- ----------------- ----------- ---------------- ------------- -------------
Units beginning of year           131,355           177,803     247,806          261,013     4,604,668     5,269,953
Units issued and transferred from
  other funding options            54,858           283,000     486,645          103,029     1,106,161     1,437,399
Units redeemed and transferred to
  other funding options           (79,139)         (329,448)   (508,855)        (116,236)   (1,038,146)   (2,102,684)
                                  ---------- ----------------- ----------- ---------------- ------------- -------------
Units end of year                 107,074           131,355     225,596          247,806     4,672,683     4,604,668
                                  ========== ================= =========== ================ ============= =============

(a) For the period May 2, 2011 to December 31, 2011.

 FIDELITY VIP CONTRAFUND    FIDELITY VIP EQUITY-INCOME    FIDELITY VIP HIGH INCOME
       INVESTMENT OPTION             INVESTMENT OPTION           INVESTMENT OPTION
--------------------------- ----------------------------- ---------------------------
      2011          2010          2011            2010         2011           2010
------------- ------------- ------------- --------------- ------------ --------------
13,411,697    13,735,333     6,016,042       6,300,007    2,046,523      2,007,536
 1,336,396     1,671,928     1,863,121         858,990      632,597        426,276
(2,372,422)   (1,995,564)   (1,511,439)     (1,142,955)    (801,018)      (387,289)
------------- ------------- ------------- --------------- ------------ --------------
12,375,671    13,411,697     6,367,724       6,016,042    1,878,102      2,046,523
============= ============= ============= =============== ============ ==============

FTVIPT TEMPLETON GLOBAL             GOLDMAN SACHS                 JANUS ASPEN
        BOND SECURITIES          STRATEGIC GROWTH                  ENTERPRISE
      INVESTMENT OPTION         INVESTMENT OPTION           INVESTMENT OPTION
-------------------------- ------------------------- ---------------------------
     2011          2010         2011         2010          2011          2010
------------ ------------- ------------ ------------ ------------- -------------
1,909,984     1,981,051    2,894,423    2,733,482     8,840,778     9,862,812
  570,811        92,049      117,901      418,783       831,811     1,114,017
 (336,546)     (163,116)    (319,872)    (257,842)   (1,812,110)   (2,136,051)
------------ ------------- ------------ ------------ ------------- -------------
2,144,249     1,909,984    2,692,452    2,894,423     7,860,479     8,840,778
============ ============= ============ ============ ============= =============

                  LMPVET                      LMPVET
    CLEARBRIDGE VARIABLE        CLEARBRIDGE VARIABLE    LMPVET VARIABLE LIFESTYLE
        LARGE CAP GROWTH             LARGE CAP VALUE               ALLOCATION 50%
       INVESTMENT OPTION           INVESTMENT OPTION            INVESTMENT OPTION
--------------------------- --------------------------- ----------------------------
      2011          2010          2011          2010        2011             2010
------------- ------------- ------------- ------------- ----------- ----------------
10,572,298    11,372,908     6,897,359     7,987,973     196,068          239,622
   851,935     1,400,980       924,469     1,533,420      60,047          296,424
(1,647,007)   (2,201,590)   (1,643,553)   (2,624,034)   (117,958)        (339,978)
------------- ------------- ------------- ------------- ----------- ----------------
 9,777,226    10,572,298     6,178,275     6,897,359     138,157          196,068
============= ============= ============= ============= =========== ================

                                       MIST CLARION    MIST HARRIS OAKMARK
MIST BLACKROCK HIGH YIELD        GLOBAL REAL ESTATE          INTERNATIONAL
        INVESTMENT OPTION         INVESTMENT OPTION      INVESTMENT OPTION
---------------------------- ------------------------- ----------------------
   2011              2010         2011         2010      2011         2010
---------- ----------------- ------------ ------------ --------- ------------
 27,077            28,673    3,516,745    2,861,567    10,253       11,000
  6,224             9,626      479,722    1,093,328        --       10,615
(10,157)          (11,222)    (574,783)    (438,150)     (582)     (11,362)
---------- ----------------- ------------ ------------ --------- ------------
 23,144            27,077    3,421,684    3,516,745     9,671       10,253
========== ================= ============ ============ ========= ============

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                            MIST INVESCO
                                        SMALL CAP GROWTH            MIST JANUS FORTY    MIST LAZARD MID CAP
                                       INVESTMENT OPTION           INVESTMENT OPTION      INVESTMENT OPTION
                                  ------------------------- --------------------------- ----------------------
                                       2011         2010          2011          2010     2011          2010
                                  ------------ ------------ ------------- ------------- -------- -------------
Units beginning of year           1,503,164    1,689,549    13,291,990    13,816,471    2,063         2,926
Units issued and transferred from
  other funding options             573,132      469,479     3,851,813     2,532,719       --         2,833
Units redeemed and transferred to
  other funding options            (780,022)    (655,864)   (4,293,527)   (3,057,200)    (123)       (3,696)
                                  ------------ ------------ ------------- ------------- -------- -------------
Units end of year                 1,296,274    1,503,164    12,850,276    13,291,990    1,940         2,063
                                  ============ ============ ============= ============= ======== =============

                                         MIST MFS EMERGING          MIST MFS RESEARCH    MIST MORGAN STANLEY
                                            MARKETS EQUITY              INTERNATIONAL         MID CAP GROWTH
                                         INVESTMENT OPTION          INVESTMENT OPTION      INVESTMENT OPTION
                                  --------------------------- -------------------------- ----------------------
                                        2011          2010          2011         2010        2011       2010
                                  ------------- ------------- ------------- ------------ ----------- ----------
Units beginning of year            5,354,229     5,253,950     5,130,797    4,764,271     195,390    181,637
Units issued and transferred from
  other funding options            1,266,121     1,567,972     2,410,674    1,048,028     340,590     74,578
Units redeemed and transferred to
  other funding options           (1,481,572)   (1,467,693)   (1,880,642)    (681,502)   (299,586)   (60,825)
                                  ------------- ------------- ------------- ------------ ----------- ----------
Units end of year                  5,138,778     5,354,229     5,660,829    5,130,797     236,394    195,390
                                  ============= ============= ============= ============ =========== ==========

                                                               MIST PIONEER STRATEGIC             MIST RCM
                                        MIST PIONEER FUND                      INCOME           TECHNOLOGY
                                        INVESTMENT OPTION           INVESTMENT OPTION    INVESTMENT OPTION
                                  -------------------------- --------------------------- --------------------
                                       2011          2010          2011          2010              2011 (a)
                                  ------------ ------------- ------------- ------------- --------------------
Units beginning of year           1,295,365     1,580,312     6,709,262     7,104,529                   --
Units issued and transferred from
  other funding options             413,445     1,035,023     1,142,564     1,462,748            4,616,495
Units redeemed and transferred to
  other funding options            (612,837)   (1,319,970)   (1,746,845)   (1,858,015)            (617,110)
                                  ------------ ------------- ------------- ------------- --------------------
Units end of year                 1,095,973     1,295,365     6,104,981     6,709,262            3,999,385
                                  ============ ============= ============= ============= ====================

                                  MSF BARCLAYS CAPITAL    MSF BLACKROCK AGGRESSIVE           MSF BLACKROCK
                                  AGGREGATE BOND INDEX                      GROWTH             BOND INCOME
                                     INVESTMENT OPTION           INVESTMENT OPTION       INVESTMENT OPTION
                                  ----------------------- --------------------------- -----------------------
                                    2011          2010         2011           2010        2011        2010
                                  --------- ------------- ------------ -------------- ----------- -----------
Units beginning of year           10,374         9,952    3,842,197      4,865,468     450,860     520,260
Units issued and transferred from
  other funding options            3,023         1,056      583,663        791,515     211,918     542,043
Units redeemed and transferred to
  other funding options           (1,562)         (634)    (751,745)    (1,814,786)   (265,773)   (611,443)
                                  --------- ------------- ------------ -------------- ----------- -----------
Units end of year                 11,835        10,374    3,674,115      3,842,197     397,005     450,860
                                  ========= ============= ============ ============== =========== ===========

(a) For the period May 2, 2011 to December 31, 2011.

MIST LOOMIS SAYLES GLOBAL     MIST LORD ABBETT BOND           MIST METLIFE
                  MARKETS                 DEBENTURE    AGGRESSIVE STRATEGY
        INVESTMENT OPTION         INVESTMENT OPTION      INVESTMENT OPTION
---------------------------- ------------------------- ----------------------
     2011            2010         2011         2010                2011 (a)
------------ --------------- ------------ ------------ ----------------------
1,713,769       1,781,476    3,331,243    3,406,092                     --
  600,333         250,875      354,176      775,069              2,416,607
 (465,406)       (318,582)    (593,160)    (849,918)              (274,352)
------------ --------------- ------------ ------------ ----------------------
1,848,696       1,713,769    3,092,259    3,331,243              2,142,255
============ =============== ============ ============ ======================

MIST OPPENHEIMER CAPITAL        MIST PIMCO INFLATION
            APPRECIATION              PROTECTED BOND     MIST PIMCO TOTAL RETURN
       INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
--------------------------- --------------------------- ---------------------------
      2011          2010          2011          2010          2011          2010
------------- ------------- ------------- ------------- ------------- -------------
 9,096,443     9,417,040     4,010,553     4,140,461    21,352,541    21,404,620
 2,903,944     1,642,852     1,240,973     2,140,122     2,233,087     3,369,983
(2,514,411)   (1,963,449)   (1,503,264)   (2,270,030)   (3,554,312)   (3,422,062)
------------- ------------- ------------- ------------- ------------- -------------
 9,485,976     9,096,443     3,748,262     4,010,553    20,031,316    21,352,541
============= ============= ============= ============= ============= =============

    MIST T. ROWE PRICE           MIST THIRD AVENUE
       LARGE CAP VALUE             SMALL CAP VALUE    MIST VAN KAMPEN COMSTOCK
     INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
------------------------- --------------------------- ---------------------------
     2011         2010          2011          2010         2011           2010
------------ ------------ ------------- ------------- ------------ --------------
2,378,561    2,376,377     5,859,031     6,053,255    2,651,603      2,845,457
  424,265      453,878       767,848     1,101,843      315,229        410,600
 (601,279)    (451,694)   (1,183,825)   (1,296,067)    (812,451)      (604,454)
------------ ------------ ------------- ------------- ------------ --------------
2,201,547    2,378,561     5,443,054     5,859,031    2,154,381      2,651,603
============ ============ ============= ============= ============ ==============

                                 MSF BLACKROCK LEGACY             MSF BLACKROCK
MSF BLACKROCK DIVERSIFIED            LARGE CAP GROWTH              MONEY MARKET
        INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
---------------------------- ------------------------ ---------------------------
      2011           2010          2011          2010         2011           2010
------------- -------------- ------------- ---------- ------------ --------------
 7,175,927      7,684,049    24,227,249    26,600,272   27,241,884     28,685,314
 1,066,797      1,102,309     5,704,797     5,911,418   13,733,629     11,275,944
(1,545,656)    (1,610,431)   (7,545,447)   (8,284,441) (16,126,946)   (12,719,374)
------------- -------------- ------------- ---------- ------------ --------------
 6,697,068      7,175,927    22,386,599    24,227,249   24,848,567     27,241,884
============= ============== ============= ========== ============ ==============

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                  MSF DAVIS VENTURE VALUE        MSF FI VALUE LEADERS       MSF JENNISON GROWTH
                                        INVESTMENT OPTION           INVESTMENT OPTION         INVESTMENT OPTION
                                  -------------------------- --------------------------- -------------------------
                                       2011          2010          2011          2010         2011         2010
                                  ------------ ------------- ------------- ------------- ------------ ------------
Units beginning of year           1,322,146       882,896     8,908,499     9,182,598    1,858,581    1,652,116
Units issued and transferred from
  other funding options           1,362,582       651,041       637,553     1,113,501      272,844      498,119
Units redeemed and transferred to
  other funding options            (234,864)     (211,791)   (1,066,791)   (1,387,600)    (302,263)    (291,654)
                                  ------------ ------------- ------------- ------------- ------------ ------------
Units end of year                 2,449,864     1,322,146     8,479,261     8,908,499    1,829,162    1,858,581
                                  ============ ============= ============= ============= ============ ============

                                   MSF METLIFE MODERATE TO
                                     AGGRESSIVE ALLOCATION     MSF METLIFE STOCK INDEX        MSF MFS TOTAL RETURN
                                         INVESTMENT OPTION           INVESTMENT OPTION           INVESTMENT OPTION
                                  --------------------------- --------------------------- ---------------------------
                                        2011          2010          2011          2010          2011          2010
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            4,708,765     4,619,976    30,625,640    32,277,211    15,792,137    17,201,009
Units issued and transferred from
  other funding options            1,137,564     1,504,491     3,997,633     3,926,114     3,557,859     4,502,970
Units redeemed and transferred to
  other funding options           (1,012,279)   (1,415,702)   (6,407,938)   (5,577,685)   (4,095,483)   (5,911,842)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                  4,834,050     4,708,765    28,215,335    30,625,640    15,254,513    15,792,137
                                  ============= ============= ============= ============= ============= =============

                                                                   MSF T. ROWE PRICE           MSF T. ROWE PRICE
                                    MSF RUSSELL 2000 INDEX          LARGE CAP GROWTH            SMALL CAP GROWTH
                                         INVESTMENT OPTION         INVESTMENT OPTION           INVESTMENT OPTION
                                  --------------------------- ------------------------- ---------------------------
                                        2011          2010         2011         2010          2011          2010
                                  ------------- ------------- ------------ ------------ ------------- -------------
Units beginning of year            9,799,279    10,598,344    1,983,053    2,323,040     6,202,262     6,323,143
Units issued and transferred from
  other funding options            1,010,726     1,372,736      365,569      535,461     1,339,319     1,314,284
Units redeemed and transferred to
  other funding options           (1,766,671)   (2,171,801)    (302,350)    (875,448)   (1,286,283)   (1,435,165)
                                  ------------- ------------- ------------ ------------ ------------- -------------
Units end of year                  9,043,334     9,799,279    2,046,272    1,983,053     6,255,298     6,202,262
                                  ============= ============= ============ ============ ============= =============

                                             VANGUARD VIF    VANGUARD VIF TOTAL STOCK
                                            MID-CAP INDEX                MARKET INDEX
                                        INVESTMENT OPTION           INVESTMENT OPTION
                                  -------------------------- ---------------------------
                                       2011          2010         2011           2010
                                  ------------ ------------- ------------ --------------
Units beginning of year           2,537,341     2,526,997    3,828,856      3,476,727
Units issued and transferred from
  other funding options             722,354     1,085,945      391,739      1,475,484
Units redeemed and transferred to
  other funding options            (848,812)   (1,075,601)    (794,529)    (1,123,355)
                                  ------------ ------------- ------------ --------------
Units end of year                 2,410,883     2,537,341    3,426,066      3,828,856
                                  ============ ============= ============ ==============

(a) For the period May 2, 2011 to December 31, 2011.

             MSF METLIFE    MSF METLIFE CONSERVATIVE TO                MSF METLIFE
 CONSERVATIVE ALLOCATION            MODERATE ALLOCATION        MODERATE ALLOCATION
       INVESTMENT OPTION              INVESTMENT OPTION          INVESTMENT OPTION
--------------------------- ------------------------------ --------------------------
      2011          2010         2011              2010          2011         2010
------------- ------------- ------------ ----------------- ------------- ------------
 2,958,635     2,734,512    1,026,859           968,238     4,926,721    4,965,318
 1,868,511     1,562,613      650,582           887,046     2,051,611      904,882
(3,763,334)   (1,338,490)    (511,827)         (828,425)   (1,701,546)    (943,479)
------------- ------------- ------------ ----------------- ------------- ------------
 1,063,812     2,958,635    1,165,614         1,026,859     5,276,786    4,926,721
============= ============= ============ ================= ============= ============

                            MSF MORGAN STANLEY             MSF OPPENHEIMER
           MSF MFS VALUE            EAFE INDEX               GLOBAL EQUITY
       INVESTMENT OPTION     INVESTMENT OPTION           INVESTMENT OPTION
--------------------------- --------------------- ---------------------------
      2011          2010       2011       2010          2011          2010
------------- ------------- ---------- ---------- ------------- -------------
 5,346,044     5,509,094    221,248    179,688     8,104,408     8,788,277
 1,114,736     1,144,153     60,769    124,466     2,305,060     1,330,391
(1,513,584)   (1,307,203)   (48,314)   (82,906)   (2,511,160)   (2,014,260)
------------- ------------- ---------- ---------- ------------- -------------
 4,947,196     5,346,044    233,703    221,248     7,898,308     8,104,408
============= ============= ========== ========== ============= =============

             MSF WESTERN
        ASSET MANAGEMENT
         U.S. GOVERNMENT    PIONEER VCT MID CAP VALUE        THE MERGER FUND VL
       INVESTMENT OPTION            INVESTMENT OPTION         INVESTMENT OPTION
--------------------------- ---------------------------- -------------------------
      2011          2010         2011            2010         2011         2010
------------- ------------- ------------ --------------- ------------ ------------
 7,980,784     8,960,191    3,290,262       3,504,668    2,412,656    2,659,239
   987,176     1,159,746      361,997         651,325       86,715      156,206
(1,664,132)   (2,139,153)    (635,872)       (865,731)    (223,430)    (402,789)
------------- ------------- ------------ --------------- ------------ ------------
 7,303,828     7,980,784    3,016,387       3,290,262    2,275,941    2,412,656
============= ============= ============ =============== ============ ============

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in fee structures result in a variety of unit values, expense ratios, and total returns.

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund for the respective stated periods in the five years ended December 31, 2011:

                                                  AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------- ---------------------------------------------
                                                                                   EXPENSE(2)         TOTAL(3)
                                              UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                               LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------- ---------- ------------- ----------- -------------------
American Funds Global        2011 11,567,027 1.00 - 1.54 16,868,953          1.28 0.40 - 0.90   (9.67) - (9.26)
  Growth Investment Option   2010 12,369,338 1.10 - 1.70 20,023,794          1.50 0.40 - 0.90    10.71 - 11.31
                             2009 12,325,319 0.99 - 1.53 18,245,436          1.48 0.40 - 0.90    41.01 - 41.83
                             2008 12,149,279 0.70 - 1.08 13,015,782          1.88 0.40 - 0.90   (38.95) - 3.56
                             2007 11,473,927 1.75 - 1.77 20,130,268          2.80 0.65 - 0.90    13.87 - 14.06
American Funds Growth        2011 34,427,060 0.99 - 1.21 40,430,190          0.60 0.40 - 0.90   (5.19) - (4.64)
  Investment Option          2010 38,283,496 1.03 - 1.27 47,458,893          0.72 0.40 - 0.90    17.67 - 18.17
                             2009 40,381,232 0.88 - 1.08 42,661,117          0.66 0.40 - 0.90    38.15 - 38.89
                             2008 42,447,559 0.63 - 0.78 32,709,985          0.83 0.40 - 0.90   (44.48) - 4.13
                             2007 41,541,205 1.38 - 1.40 57,651,373          0.79 0.65 - 0.90    11.32 - 11.55
American Funds Growth-Income 2011 17,767,830 1.02 - 1.25 21,329,467          1.58 0.40 - 0.90   (2.76) - (2.21)
  Investment Option          2010 17,917,304 1.04 - 1.28 22,148,578          1.48 0.40 - 0.90    10.44 - 10.98
                             2009 18,712,342 0.94 - 1.16 21,068,006          1.56 0.40 - 0.90    29.95 - 30.82
                             2008 20,999,398 0.72 - 0.89 18,354,199          1.77 0.40 - 0.90   (38.36) - 2.87
                             2007 20,397,998 1.39 - 1.44 28,936,761          1.54 0.65 - 0.90      4.10 - 4.35
Fidelity VIP Contrafund      2011 12,375,671 1.03 - 1.64 19,162,361          0.91 0.40 - 0.90   (3.55) - (3.02)
  Investment Option          2010 13,411,697 1.06 - 1.69 21,752,921          1.12 0.40 - 0.90    16.04 - 16.59
                             2009 13,735,333 0.91 - 1.45 19,264,743          1.33 0.40 - 0.90    34.45 - 35.22
                             2008 14,018,225 0.67 - 1.08 14,819,315          0.94 0.40 - 0.90  (43.12) - 13.30
                             2007 13,383,898 1.84 - 1.89 24,885,488          0.89 0.65 - 0.90    16.43 - 16.72
Fidelity VIP Equity-Income   2011  6,367,724 1.04 - 3.02 13,549,313          2.46 0.45 - 0.90      0.07 - 0.48
  Investment Option          2010  6,016,042 1.03 - 3.01 14,740,634          1.82 0.45 - 0.90    14.12 - 14.67
                             2009  6,300,007 1.12 - 2.63 14,023,937          2.28 0.60 - 0.90    29.06 - 29.42
                             2008  7,040,512 0.87 - 2.03 12,067,759          2.44 0.60 - 0.90 (43.19) - (42.99)
                             2007  7,718,341 1.53 - 3.56 23,396,405          1.75 0.60 - 0.90      0.62 - 0.94
Fidelity VIP High Income     2011  1,878,102 1.27 - 2.14  3,357,851          6.52 0.45 - 0.90      3.09 - 3.59
  Investment Option          2010  2,046,523 1.23 - 2.07  3,815,201          8.09 0.45 - 0.90    12.81 - 13.31
                             2009  2,007,536 1.21 - 1.83  3,344,308          8.03 0.60 - 0.90    42.66 - 43.18
                             2008  2,174,437 0.85 - 1.28  2,542,512          8.53 0.60 - 0.90 (25.68) - (25.47)
                             2007  2,468,527 1.14 - 1.71  3,834,661          8.10 0.60 - 0.90      1.85 - 2.15
Fidelity VIP Mid Cap         2011  4,355,418 1.06 - 2.49  9,186,006          0.02 0.40 - 0.90 (11.66) - (11.20)
  Investment Option          2010  4,519,021 1.19 - 2.81 11,004,319          0.12 0.40 - 0.90    27.44 - 28.02
                             2009  4,352,453 0.93 - 2.20  8,710,866          0.47 0.40 - 0.90    38.44 - 39.13
                             2008  3,949,702 0.67 - 1.58  6,153,083          0.24 0.40 - 0.90   (40.15) - 8.10
                             2007  3,896,996 2.61 - 2.64 10,208,996          0.49 0.65 - 0.90    14.34 - 14.60

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                              UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                         ---------- ----------- ---------- ------------- ----------- -------------------
FTVIPT Franklin Small-Mid           2011  4,762,053 1.14 - 1.23  5,671,126            -- 0.40 - 0.90   (5.66) - (5.25)
  Cap Growth Securities Investment  2010  5,689,784 1.20 - 1.30  7,182,631            -- 0.40 - 0.90    26.41 - 27.09
  Option                            2009  6,356,861 0.95 - 1.02  6,344,238            -- 0.40 - 0.90    42.32 - 42.97
                                    2008  6,714,279 0.66 - 0.72  4,725,414            -- 0.40 - 0.90   (43.01) - 5.42
                                    2007  6,201,569 1.22 - 1.25  7,657,001            -- 0.65 - 0.90    10.28 - 10.48
FTVIPT Templeton Foreign            2011 10,060,262 0.90 - 1.85 17,309,958          1.67 0.40 - 0.90 (11.43) - (11.02)
  Securities Investment Option      2010 10,526,644 1.02 - 2.09 20,645,222          1.89 0.40 - 0.90      7.45 - 7.97
                                    2009 10,812,819 0.94 - 1.94 19,838,427          3.31 0.40 - 0.90    35.78 - 36.57
                                    2008 11,428,920 0.69 - 1.42 16,050,355          2.34 0.40 - 0.90   (40.90) - 9.19
                                    2007 10,548,590 2.37 - 2.40 25,112,638          1.95 0.65 - 0.90    14.41 - 14.71
FTVIPT Templeton Global             2011  2,144,249 1.39 - 3.61  7,167,642          5.39 0.45 - 0.90   (1.49) - (1.07)
  Bond Securities Investment Option 2010  1,909,984 1.41 - 3.66  6,622,644          1.61 0.45 - 0.90    13.67 - 14.19
                                    2009  1,981,051 3.07 - 3.21  6,100,419          8.86 0.60 - 0.90    17.92 - 18.28
                                    2008    613,262 2.61 - 2.71  1,609,141          3.71 0.60 - 0.90      5.51 - 5.81
                                    2007    713,382 2.47 - 2.56  1,772,608          2.83 0.60 - 0.90    10.27 - 10.61
Goldman Sachs Strategic             2011  2,692,452 1.01 - 1.21  3,184,130          0.44 0.40 - 0.90   (3.50) - (3.07)
  Growth Investment Option          2010  2,894,423 1.04 - 1.25  3,550,382          0.46 0.40 - 0.90     9.74 - 10.37
                                    2009  2,733,482 0.95 - 1.14  3,060,967          0.50 0.40 - 0.90    46.47 - 47.20
                                    2008  2,491,475 0.76 - 0.77  1,905,895          0.13 0.65 - 0.90 (42.30) - (42.11)
                                    2007  2,392,384 1.32 - 1.34  3,168,916          0.19 0.65 - 0.90      9.14 - 9.41
Janus Aspen Enterprise              2011  7,860,479 0.66 - 1.09  5,256,105            -- 0.40 - 0.90   (2.51) - (2.07)
  Investment Option                 2010  8,840,778 0.68 - 1.11  6,048,557            -- 0.40 - 0.90    24.32 - 25.08
                                    2009  9,862,812 0.54 - 0.89  5,411,825            -- 0.40 - 0.90    43.12 - 43.85
                                    2008 12,050,791 0.38 - 0.62  4,611,617          0.06 0.40 - 0.90   (44.43) - 6.00
                                    2007 13,026,262 0.68 - 0.71  8,955,082          0.07 0.60 - 0.90    20.71 - 21.06
LMPVET ClearBridge Variable         2011 10,430,323 1.06 - 1.17 11,450,045          0.19 0.40 - 0.90      1.54 - 2.01
  Aggressive Growth Investment      2010 10,934,005 1.04 - 1.15 11,804,714          0.14 0.40 - 0.90    23.93 - 24.54
  Option                            2009 12,000,374 0.84 - 0.92 10,432,460            -- 0.40 - 0.90    33.33 - 34.06
                                    2008 12,419,601 0.63 - 0.69  8,088,657            -- 0.40 - 0.90  (40.91) - 13.18
                                    2007 12,642,597 1.07 - 1.13 13,936,480            -- 0.65 - 0.90      0.57 - 0.80
LMPVET ClearBridge Variable         2011  1,711,186 1.03 - 1.15  1,897,595          3.30 0.40 - 0.90      6.75 - 7.26
  Equity Income Builder Investment  2010  1,594,772 0.96 - 1.07  1,664,371          4.65 0.40 - 0.90    11.09 - 11.70
  Option                            2009  1,076,664 0.86 - 0.96  1,009,056          3.21 0.40 - 0.90    21.57 - 22.07
                                    2008  1,013,153 0.78 - 0.79    794,575          1.04 0.65 - 0.90 (35.57) - (35.33)
                                    2007    952,765 1.21 - 1.22  1,157,691          1.29 0.65 - 0.90      4.40 - 4.63
LMPVET ClearBridge Variable         2011 13,878,537 1.01 - 2.64 24,068,160          1.30 0.40 - 1.30   (7.41) - (6.57)
  Fundamental All Cap Value         2010 15,087,027 1.08 - 2.84 28,985,088          1.71 0.40 - 1.30    15.10 - 16.13
  Investment Option                 2009 16,151,654 0.93 - 2.45 26,949,894          1.35 0.40 - 1.30    27.72 - 28.77
                                    2008 17,517,350 0.72 - 1.90 23,156,999          1.69 0.40 - 1.30   (37.42) - 5.24
                                    2007 18,812,757 1.47 - 3.02 39,852,972          1.19 0.60 - 1.30    (0.04) - 0.67
LMPVET ClearBridge Variable         2011  9,777,226 0.87 - 1.14  8,631,075          0.44 0.40 - 0.90   (1.47) - (1.04)
  Large Cap Growth Investment       2010 10,572,298 0.88 - 1.16  9,462,037          0.12 0.40 - 0.90      8.74 - 9.38
  Option                            2009 11,372,908 0.81 - 1.06  9,340,618          0.27 0.40 - 0.90    41.21 - 41.74
                                    2008 12,611,777 0.58 - 0.75  7,305,472          0.28 0.40 - 0.90   (37.84) - 3.33
                                    2007 13,307,039 0.93 - 0.95 12,396,324          0.04 0.60 - 0.90      4.28 - 4.65

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
LMPVET ClearBridge Variable        2011  6,178,275 1.06 - 2.13  9,140,366          2.15 0.40 - 1.30      3.61 - 4.55
  Large Cap Value Investment       2010  6,897,359 1.01 - 2.04 10,017,834          2.93 0.40 - 1.30      8.06 - 9.04
  Option (Commenced 4/30/2007)     2009  7,987,973 0.93 - 1.88 11,014,021          1.89 0.40 - 1.30    22.89 - 24.03
                                   2008  9,188,310 0.75 - 1.52 10,430,335          1.28 0.40 - 1.30  (36.46) - 11.46
                                   2007 10,406,776 1.34 - 2.37 18,600,654          1.20 0.60 - 1.30   (2.49) - (2.02)
LMPVET Variable Lifestyle          2011    138,157 1.53 - 1.56    212,703          2.27 1.15 - 1.30    (0.13) - 0.00
  Allocation 50% Investment Option 2010    196,068 1.53 - 1.56    303,612          2.89 1.15 - 1.30    12.89 - 13.02
                                   2009    239,622 1.36 - 1.38    326,329          4.91 1.15 - 1.30    30.58 - 30.84
                                   2008    343,038 1.04 - 1.06    356,726          4.75 1.15 - 1.30 (28.28) - (28.19)
                                   2007    337,201 1.45 - 1.47    495,245          3.46 1.15 - 1.30      1.90 - 2.08
LMPVET Variable Lifestyle          2011    107,074 1.34 - 1.37    144,570          1.80 1.15 - 1.30   (1.83) - (1.73)
  Allocation 70% Investment Option 2010    131,355 1.36 - 1.39    180,940          1.87 1.15 - 1.30    13.49 - 13.64
                                   2009    177,803 1.20 - 1.22    213,864          3.38 1.15 - 1.30    31.26 - 31.47
                                   2008    226,247 0.92 - 0.93    207,125          2.37 1.15 - 1.30 (33.70) - (33.55)
                                   2007    266,016 1.38 - 1.40    370,144          2.22 1.15 - 1.30      2.53 - 2.64
LMPVET Variable Lifestyle          2011    225,596 0.94 - 0.95    214,440          1.43 1.15 - 1.30   (3.60) - (3.44)
  Allocation 85% Investment Option 2010    247,806 0.97 - 0.99    242,988          1.63 1.15 - 1.30    14.22 - 14.48
                                   2009    261,013 0.85 - 0.86    222,698          2.35 1.15 - 1.30    30.72 - 30.96
                                   2008    278,565 0.65 - 0.66    181,279          1.70 1.15 - 1.30           (38.18)
                                   2007    302,032 1.05 - 1.07    320,850          1.44 1.15 - 1.30      1.94 - 2.21
LMPVIT Western Asset               2011  4,672,683 1.36 - 2.21  8,280,006          9.21 0.40 - 1.30      1.09 - 2.02
  Variable High Income Investment  2010  4,604,668 1.34 - 2.17  8,142,290          9.59 0.40 - 1.30    15.11 - 16.15
  Option                           2009  5,269,953 1.15 - 1.87  8,138,739         12.20 0.40 - 1.30    57.88 - 59.25
                                   2008  5,362,155 0.72 - 1.18  5,359,847         10.96 0.40 - 1.30   (30.91) - 6.16
                                   2007  5,874,233 1.31 - 1.69  8,575,945          7.69 0.60 - 1.30   (0.99) - (0.29)
MIST BlackRock High Yield          2011     23,144 1.72 - 6.40    112,230          7.18 0.49 - 1.30      1.18 - 2.01
  Investment Option                2010     27,077 1.70 - 6.28    132,614          6.66 0.49 - 1.30    14.61 - 15.54
                                   2009     28,673 1.49 - 5.43    120,367          5.87 0.49 - 1.30    45.30 - 46.47
                                   2008     34,110 1.02 - 3.71    100,539          7.65 0.49 - 1.30 (25.18) - (24.57)
                                   2007     40,916 1.37 - 4.92    165,768          1.24 0.49 - 1.30    (1.99) - 1.47
MIST Clarion Global Real           2011  3,421,684 0.97 - 1.35  4,472,413          4.07 0.40 - 0.90   (6.10) - (5.71)
  Estate Investment Option         2010  3,516,745 1.03 - 1.43  4,907,013          7.89 0.40 - 0.90    15.20 - 15.94
                                   2009  2,861,567 0.89 - 1.24  3,489,205          3.61 0.40 - 0.90    33.92 - 34.59
                                   2008  2,890,435 0.91 - 0.92  2,648,817          2.13 0.65 - 0.90 (42.08) - (41.96)
                                   2007  3,122,259 1.58 - 1.59  4,936,713          1.06 0.65 - 0.90 (15.52) - (15.36)
MIST Harris Oakmark                2011      9,671 1.10 - 1.13     10,896          0.03 1.15 - 1.30 (15.14) - (14.94)
  International Investment Option  2010     10,253 1.30 - 1.33     13,590          2.08 1.15 - 1.30    15.23 - 15.32
                                   2009     11,000        1.13     12,425          8.14        1.30            53.40
                                   2008     11,666 0.74 - 0.75      8,588          2.01 1.15 - 1.30 (41.49) - (41.46)
                                   2007     12,117 1.26 - 1.28     15,457          0.89 1.14 - 1.29   (2.10) - (1.92)
MIST Invesco Small Cap             2011  1,296,274 1.18 - 1.48  1,853,294            -- 0.40 - 1.30   (2.15) - (1.26)
  Growth Investment Option         2010  1,503,164 1.19 - 1.50  2,209,867            -- 0.40 - 1.30    24.89 - 26.05
                                   2009  1,689,549 0.95 - 1.20  1,985,828            -- 0.40 - 1.30    32.38 - 33.52
                                   2008  1,194,909 0.87 - 0.90  1,060,162            -- 0.60 - 1.30 (39.39) - (38.99)
                                   2007  1,306,522 1.44 - 1.47  1,905,264            -- 0.60 - 1.30     9.99 - 10.78

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
MIST Janus Forty Investment        2011 12,850,276 0.79 - 5.37 23,776,986          1.82 0.40 - 1.30   (8.51) - (7.75)
  Option                           2010 13,291,990 0.86 - 5.83 29,753,456          1.75 0.40 - 1.30      8.30 - 9.20
                                   2009 13,816,471 0.79 - 5.35 29,808,328            -- 0.40 - 1.30    41.32 - 42.83
                                   2008 15,030,084 0.55 - 3.76 23,086,824          6.01 0.40 - 1.30   (42.61) - 0.87
                                   2007 15,068,345 0.96 - 6.50 42,126,789          0.17 0.60 - 1.30    28.79 - 29.67
MIST Lazard Mid Cap                2011      1,940 2.27 - 2.31      4,487          0.95 1.15 - 1.30   (6.32) - (6.21)
  Investment Option                2010      2,063 2.42 - 2.47      5,091          1.11 1.15 - 1.30    21.67 - 21.85
  (Commenced 4/28/2008)            2009      2,926 1.99 - 2.02      5,822          1.33 1.15 - 1.30    35.31 - 35.59
                                   2008      3,114 1.47 - 1.49      4,577            -- 1.15 - 1.30 (36.63) - (36.57)
MIST Loomis Sayles Global          2011  1,848,696 1.14 - 4.21  5,966,982          2.51 0.45 - 0.90   (2.13) - (1.64)
  Markets Investment Option        2010  1,713,769 1.16 - 4.29  6,850,742          3.39 0.45 - 0.90    21.29 - 21.74
  (Commenced 4/30/2007)            2009  1,781,476 3.37 - 3.52  6,097,735          2.45 0.60 - 0.90    39.73 - 40.15
                                   2008  2,101,763 2.41 - 2.51  5,148,663          5.01 0.60 - 0.90 (39.63) - (39.46)
                                   2007  2,278,579 4.00 - 4.15  9,238,496            -- 0.60 - 0.90    19.98 - 20.21
MIST Lord Abbett Bond              2011  3,092,259 1.33 - 1.80  5,367,996          6.11 0.40 - 0.90      3.88 - 4.39
  Debenture Investment Option      2010  3,331,243 1.28 - 1.73  5,600,072          6.19 0.40 - 0.90    12.19 - 12.73
                                   2009  3,406,092 1.13 - 1.54  5,126,735          7.86 0.40 - 0.90    35.90 - 36.59
                                   2008  3,730,868 1.11 - 1.13  4,173,622          4.25 0.65 - 0.90 (19.13) - (18.95)
                                   2007  3,438,563 1.38 - 1.39  4,751,581          5.41 0.65 - 0.90      5.90 - 6.17
MIST MetLife Aggressive Strategy   2011  2,142,255 0.98 - 1.09  2,256,742            -- 0.40 - 1.30 (14.31) - (13.76)
  Investment Option
  (Commenced 5/2/2011)
MIST MFS Emerging Markets          2011  5,138,778 0.86 - 2.28  8,300,867          1.57 0.40 - 0.90 (19.46) - (18.69)
  Equity Investment Option         2010  5,354,229 1.06 - 2.81 11,286,548          1.18 0.40 - 0.90    22.55 - 23.41
  (Commenced 4/30/2007)            2009  5,253,950 0.86 - 2.28  9,306,452          1.90 0.40 - 0.90    67.38 - 68.55
                                   2008  4,553,483 0.51 - 1.36  4,904,851          0.74 0.40 - 0.90   (74.88) - 3.64
                                   2007  1,196,951 2.96 - 3.06  3,635,059            -- 0.65 - 0.90    25.77 - 26.00
MIST MFS Research                  2011  5,660,829 0.85 - 1.63  6,799,155          1.75 0.40 - 1.30 (19.46) - (11.10)
  International Investment Option  2010  5,130,797 0.96 - 1.84  7,148,701          1.69 0.40 - 0.90    10.41 - 10.92
  (Commenced 4/30/2007)            2009  4,764,271 0.86 - 1.66  6,026,683          3.12 0.40 - 0.90    30.40 - 31.05
                                   2008  4,072,303 0.66 - 1.27  3,940,716          1.98 0.40 - 0.90   (42.88) - 1.39
                                   2007  4,493,703 1.67 - 2.21  7,614,922            -- 0.60 - 0.90    (0.27) - 5.16
MIST Morgan Stanley Mid Cap        2011    236,394 0.99 - 1.02    239,123          0.42 0.65 - 0.90   (7.74) - (7.50)
  Growth Investment Option         2010    195,390 1.09 - 1.11    214,042          0.01 0.65 - 0.85    31.00 - 31.16
  (Commenced 4/28/2008)            2009    181,637 0.82 - 0.84    151,539            -- 0.65 - 0.90    55.83 - 56.30
                                   2008    184,086 0.53 - 0.54     98,452            -- 0.65 - 0.90 (48.33) - (48.18)
MIST Oppenheimer Capital           2011  9,485,976 0.72 - 2.67 15,312,917          0.35 0.45 - 0.90   (1.85) - (1.46)
  Appreciation Investment Option   2010  9,096,443 0.73 - 2.72 17,150,243          0.66 0.45 - 0.90      8.67 - 9.20
  (Commenced 4/28/2008)            2009  9,417,040 0.67 - 2.49 17,390,014            -- 0.60 - 0.90    42.76 - 43.14
                                   2008 10,026,086 0.47 - 1.74 13,232,171            -- 0.60 - 0.90 (43.72) - (43.54)
MIST PIMCO Inflation               2011  3,748,262 1.23 - 1.43  5,225,365          1.70 0.40 - 1.30    10.06 - 11.04
  Protected Bond Investment Option 2010  4,010,553 1.11 - 1.29  5,088,104          2.45 0.40 - 1.30      6.60 - 7.54
  (Commenced 4/30/2007)            2009  4,140,461 1.04 - 1.21  4,924,885          3.68 0.40 - 1.30    16.83 - 18.00
                                   2008  2,980,384 0.88 - 1.02  3,023,641          3.44 0.40 - 1.30    (8.10) - 0.00
                                   2007  1,904,743 1.08 - 1.10  2,086,823            -- 0.60 - 1.30      6.89 - 6.99

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                            UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                       ---------- ----------- ---------- ------------- ----------- -------------------
MIST PIMCO Total Return           2011 20,031,316 1.31 - 1.89 36,343,689          2.74 0.40 - 0.90      2.24 - 2.82
  Investment Option               2010 21,352,541 1.28 - 1.85 37,881,504          3.58 0.40 - 0.90      7.16 - 7.67
  (Commenced 5/4/2009)            2009 21,404,620 1.19 - 1.72 35,638,876            -- 0.40 - 0.90    12.28 - 12.63
MIST Pioneer Fund                 2011  1,095,973 1.03 - 2.02  1,601,623          1.26 0.40 - 1.30   (5.83) - (4.87)
  Investment Option               2010  1,295,365 1.09 - 2.13  2,005,149          0.92 0.40 - 1.30    14.78 - 15.76
                                  2009  1,580,312 0.94 - 1.84  2,100,626          1.10 0.40 - 1.30    22.79 - 26.34
                                  2008    726,423 1.11 - 1.49    973,576          1.08 0.60 - 0.90 (33.44) - (33.24)
                                  2007    762,123 1.66 - 2.24  1,533,973          0.92 0.60 - 0.90      4.05 - 4.38
MIST Pioneer Strategic            2011  6,104,981 1.33 - 2.33 12,889,886          4.60 0.40 - 1.30      2.29 - 3.24
  Income Investment Option        2010  6,709,262 1.29 - 2.28 13,836,749          5.09 0.40 - 1.30    10.75 - 11.73
                                  2009  7,104,529 1.16 - 2.05 13,106,309          5.51 0.40 - 1.30    31.38 - 32.46
                                  2008  7,643,051 0.88 - 1.56 10,943,207          6.78 0.40 - 1.30   (11.92) - 1.16
                                  2007  8,249,082 1.49 - 1.77 13,421,803          0.67 0.60 - 1.30      5.21 - 6.00
MIST RCM Technology Investment    2011  3,999,385 0.46 - 1.12  1,884,188            -- 0.40 - 0.90 (18.96) - (18.54)
  Option (Commenced 5/2/2011)
MIST T. Rowe Price Large          2011  2,201,547 1.02 - 1.47  3,044,473          0.65 0.40 - 1.30   (5.22) - (4.43)
  Cap Value Investment Option     2010  2,378,561 1.06 - 1.55  3,439,821          1.04 0.40 - 1.30    15.51 - 16.58
                                  2009  2,376,377 0.91 - 1.33  2,973,253          2.15 0.40 - 1.30    16.89 - 17.85
                                  2008  2,280,190 0.77 - 1.13  2,538,305          1.49 0.40 - 1.30   (37.13) - 2.93
                                  2007  2,013,449 1.54 - 1.79  3,569,166          0.85 0.65 - 1.05      2.61 - 3.00
MIST Third Avenue Small Cap       2011  5,443,054 0.99 - 1.67  8,433,205          1.11 0.40 - 0.90   (9.80) - (9.41)
  Value Investment Option         2010  5,859,031 1.09 - 1.84 10,041,545          1.19 0.40 - 0.90    18.80 - 19.43
                                  2009  6,053,255 0.92 - 1.55  8,957,609          1.17 0.40 - 0.90    25.39 - 26.00
                                  2008  5,776,220 0.73 - 1.23  7,023,154          0.73 0.40 - 0.90   (30.49) - 0.28
                                  2007  5,395,393 1.75 - 1.77  9,446,006          0.41 0.65 - 0.90   (9.59) - (3.66)
MIST Van Kampen Comstock          2011  2,154,381 1.10 - 1.54  3,139,367          1.10 0.40 - 0.90   (2.33) - (1.79)
  Investment Option               2010  2,651,603 1.12 - 1.58  3,963,360          1.55 0.40 - 0.90    13.85 - 14.43
  (Commenced 5/4/2009)            2009  2,845,457 0.98 - 1.38  3,754,380            -- 0.40 - 0.90    30.61 - 30.97
MSF Barclays Capital              2011     11,835        2.76     32,641          3.69        0.60             6.86
  Aggregate Bond Index Investment 2010     10,374        2.58     26,776          3.63        0.60             5.43
  Option (Commenced 11/12/2007)   2009      9,952        2.45     24,368          6.21        0.60             4.53
                                  2008     10,065        2.34     23,574          3.06        0.60             5.35
                                  2007      3,360        2.22      7,470            --        0.60             1.41
MSF BlackRock Aggressive          2011  3,674,115 0.68 - 1.12  2,652,106          0.21 0.40 - 1.30   (4.38) - (3.55)
  Growth Investment Option        2010  3,842,197 0.71 - 1.17  2,896,725            -- 0.40 - 1.30    13.67 - 14.69
                                  2009  4,865,468 0.62 - 1.03  3,190,160          0.07 0.40 - 1.30    47.34 - 48.74
                                  2008  5,474,604 0.42 - 0.70  2,425,135            -- 0.40 - 1.30   (46.46) - 6.25
                                  2007  5,172,816 0.78 - 1.30  4,397,219            -- 0.65 - 1.30    18.86 - 19.67
MSF BlackRock Bond Income         2011    397,005 1.65 - 1.78    698,444          3.94 1.15 - 1.30      5.15 - 5.33
  Investment Option               2010    450,860 1.57 - 1.69    757,649          3.94 1.15 - 1.30      6.89 - 7.11
                                  2009    520,260 1.45 - 1.58    802,994          6.75 1.15 - 1.30      6.90 - 8.22
                                  2008    699,900 1.36 - 1.46    998,372          5.34 1.15 - 1.30   (4.86) - (4.50)
                                  2007    709,624 1.42 - 1.53  1,080,792          3.30 1.15 - 1.30      4.74 - 5.02

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                             UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                        ---------- ----------- ---------- ------------- ----------- -------------------
MSF BlackRock Diversified          2011  6,697,068 1.09 - 2.15 10,199,619          2.43 0.40 - 0.90      2.92 - 3.42
  Investment Option                2010  7,175,927 1.05 - 2.08 10,956,171          1.92 0.40 - 0.90      8.63 - 9.24
  (Commenced 4/30/2007)            2009  7,684,049 0.96 - 1.91 10,964,649          2.40 0.40 - 0.90    16.21 - 16.85
                                   2008  2,640,975 0.88 - 1.64  3,864,773          2.84 0.60 - 0.90 (25.47) - (25.23)
                                   2007  2,794,841 1.17 - 2.19  5,500,131            -- 0.60 - 0.90      0.81 - 1.02
MSF BlackRock Legacy Large         2011 22,386,599 0.60 - 1.75 23,802,531          0.20 0.40 - 1.30  (10.12) - (9.32)
  Cap Growth Investment Option     2010 24,227,249 0.66 - 1.93 29,548,015          0.23 0.40 - 1.30    18.23 - 19.38
  (Commenced 5/4/2009)             2009 26,600,272 0.56 - 1.62 27,692,590            -- 0.40 - 1.30    29.59 - 30.46
MSF BlackRock Money Market         2011 24,848,567 1.00 - 2.09 35,041,515            -- 0.40 - 1.30   (1.29) - (0.40)
  Investment Option                2010 27,241,884 1.00 - 2.11 38,879,336          0.01 0.40 - 1.30   (1.30) - (0.40)
                                   2009 28,685,314 1.01 - 2.12 41,575,125          0.45 0.40 - 1.30    (0.88) - 0.10
                                   2008 34,463,946 1.01 - 2.12 52,099,771          2.81 0.40 - 1.30      0.30 - 2.26
                                   2007 32,568,456 1.18 - 2.08 48,175,190          4.95 0.60 - 1.30      3.72 - 4.46
MSF Davis Venture Value            2011  2,449,864 0.99 - 1.30  3,014,128          0.75 0.40 - 0.90   (4.87) - (4.44)
  Investment Option                2010  1,322,146 1.04 - 1.36  1,738,768          0.99 0.40 - 0.90    10.96 - 11.51
  (Commenced 4/28/2008)            2009    882,896 0.93 - 1.22  1,052,110          1.42 0.40 - 0.90    30.87 - 31.54
                                   2008    623,157 0.92 - 0.93    574,931            -- 0.65 - 0.90 (40.76) - (40.55)
MSF FI Value Leaders               2011  8,479,261 0.95 - 1.11  8,645,046          1.03 0.40 - 1.30   (7.48) - (6.61)
  Investment Option                2010  8,908,499 1.01 - 1.20  9,770,867          1.51 0.40 - 1.30    12.97 - 13.93
                                   2009  9,182,598 0.89 - 1.06  8,872,083          2.69 0.40 - 1.30    20.21 - 21.25
                                   2008  9,358,314 0.73 - 0.88  7,532,400          1.83 0.40 - 1.30  (39.82) - (1.48)
                                   2007  9,195,664 1.32 - 1.46 12,243,136          0.83 0.65 - 1.30      2.71 - 3.44
MSF Jennison Growth                2011  1,829,162 0.92 - 1.09  1,703,002          0.27 0.40 - 0.90    (0.42) - 0.09
  Investment Option                2010  1,858,581 0.92 - 1.09  1,736,135          0.63 0.40 - 0.90    10.56 - 11.22
  (Commenced 4/28/2008)            2009  1,652,116 0.83 - 0.98  1,390,576          0.19 0.40 - 0.90    38.76 - 39.40
                                   2008  1,835,164 0.60 - 0.70  1,107,979            -- 0.40 - 0.90   (36.11) - 1.88
MSF MetLife Conservative           2011  1,063,812 1.19 - 1.31  1,365,461          3.01 0.40 - 1.30      1.87 - 2.77
  Allocation Investment Option     2010  2,958,635 1.16 - 1.28  3,727,339          3.22 0.40 - 1.30      8.63 - 9.65
                                   2009  2,734,512 1.06 - 1.17  3,158,728          2.60 0.40 - 1.30    18.97 - 19.98
                                   2008    623,158 0.95 - 0.98    604,346          0.74 0.65 - 1.30 (15.50) - (14.90)
                                   2007    241,242 1.14 - 1.15    275,749            -- 0.65 - 0.90      4.67 - 4.84
MSF MetLife Conservative to        2011  1,165,614 1.15 - 1.27  1,443,124          1.98 0.40 - 1.30    (0.25) - 0.70
  Moderate Allocation Investment   2010  1,026,859 1.14 - 1.26  1,271,626          4.01 0.40 - 1.30    10.06 - 11.10
  Option                           2009    968,238 1.03 - 1.14  1,089,148          3.12 0.40 - 1.30    22.01 - 23.14
                                   2008    724,526 0.90 - 0.93    665,132          0.97 0.60 - 1.30 (22.60) - (22.10)
                                   2007    829,977 1.17 - 1.19    981,191            -- 0.60 - 1.30      3.45 - 4.20
MSF MetLife Moderate               2011  5,276,786 1.04 - 1.09  5,635,117          1.37 0.40 - 1.30   (2.71) - (1.71)
  Allocation Investment Option     2010  4,926,721 1.07 - 1.11  5,386,326          2.53 0.60 - 1.30    11.81 - 12.53
                                   2009  4,965,318 0.96 - 0.98  4,835,319          2.89 0.60 - 1.30    24.77 - 25.77
                                   2008  3,988,306 0.77 - 0.78  3,092,260          0.72 0.60 - 1.30 (29.50) - (29.06)
                                   2007  2,771,319 1.09 - 1.10  3,036,286            -- 0.60 - 1.30    (2.50) - 3.68
MSF MetLife Moderate to            2011  4,834,050 1.03 - 1.13  5,356,490          1.37 0.40 - 1.30   (5.00) - (4.16)
  Aggressive Allocation Investment 2010  4,708,765 1.08 - 1.19  5,466,659          2.13 0.40 - 1.30    13.21 - 14.16
  Option                           2009  4,619,976 0.95 - 1.04  4,749,962          2.51 0.40 - 1.30    27.47 - 28.67
                                   2008  5,462,245 0.79 - 0.81  4,393,417          0.61 0.60 - 1.30 (35.98) - (35.48)
                                   2007  4,931,914 1.23 - 1.26  6,162,931          0.03 0.60 - 1.30      2.49 - 3.20

METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                  --------------------------------- ---------------------------------------------
                                                                                   EXPENSE(2)         TOTAL(3)
                                              UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                               LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------- ---------- ------------- ----------- -------------------
MSF MetLife Stock Index      2011 28,215,335 0.95 - 3.25 43,915,937          1.68 0.40 - 0.90      0.91 - 1.43
  Investment Option          2010 30,625,640 0.94 - 3.21 47,806,973          1.77 0.40 - 0.90    13.81 - 14.32
  (Commenced 4/30/2007)      2009 32,277,211 0.82 - 2.82 45,241,650          1.33 0.40 - 0.90    25.07 - 25.82
                             2008  9,406,150 0.66 - 2.24 15,463,621          2.02 0.58 - 0.90 (37.67) - (37.47)
                             2007 10,661,584 1.05 - 3.59 28,108,273            -- 0.58 - 0.90   (1.17) - (0.94)
MSF MFS Total Return         2011 15,254,513 1.10 - 2.80 27,482,577          2.59 0.40 - 1.30      0.87 - 1.84
  Investment Option          2010 15,792,137 1.09 - 2.76 29,379,378          2.90 0.40 - 1.30      8.38 - 9.38
                             2009 17,201,009 0.99 - 2.52 29,851,245          4.17 0.40 - 1.30    16.80 - 17.93
                             2008 18,836,947 0.84 - 2.14 28,566,764          3.48 0.40 - 1.30   (23.32) - 4.21
                             2007 20,612,618 1.57 - 2.78 41,220,043          1.97 0.60 - 1.30      2.82 - 3.58
MSF MFS Value Investment     2011  4,947,196 1.03 - 1.25  6,004,857          1.65 0.40 - 1.30    (0.42) - 0.49
  Option                     2010  5,346,044 1.03 - 1.25  6,508,727          1.49 0.40 - 1.30    10.03 - 11.02
                             2009  5,509,094 0.93 - 1.12  6,094,000            -- 0.40 - 1.30    19.19 - 20.26
                             2008  5,715,872 0.77 - 0.94  5,297,903          1.65 0.40 - 1.30   (33.38) - 3.08
                             2007  4,599,043 1.37 - 1.40  6,369,545            -- 0.60 - 1.30      6.21 - 6.98
MSF Morgan Stanley EAFE      2011    233,703 0.69 - 0.80    162,565          2.31 0.45 - 0.90 (13.24) - (12.83)
  Index Investment Option    2010    221,248 0.79 - 0.92    176,530          3.19 0.45 - 0.90      7.31 - 7.65
  (Commenced 4/30/2007)      2009    179,688 0.74 - 0.75    133,572          4.46 0.60 - 0.90    27.41 - 27.79
                             2008    168,553        0.58     98,108          2.48 0.60 - 0.90 (42.57) - (42.39)
                             2007    120,496 1.01 - 1.02    121,926            -- 0.60 - 0.90    (2.10) - 1.36
MSF Oppenheimer Global       2011  7,898,308 0.64 - 3.30 17,505,531          2.00 0.40 - 0.90   (9.18) - (8.61)
  Equity Investment Option   2010  8,104,408 0.71 - 3.62 21,952,990          1.52 0.40 - 0.90    14.91 - 15.65
                             2009  8,788,277 0.62 - 3.13 20,880,111          2.58 0.40 - 0.90    38.34 - 39.47
                             2008 10,334,397 0.45 - 2.25 17,113,756          1.83 0.40 - 0.90   (41.39) - 5.24
                             2007  6,938,055 1.73 - 3.79 24,555,566          1.14 0.60 - 0.90      5.55 - 5.86
MSF Russell 2000 Index       2011  9,043,334 1.14 - 1.74 14,193,787          1.07 0.40 - 0.90   (4.94) - (4.44)
  Investment Option          2010  9,799,279 1.19 - 1.83 16,224,394          1.11 0.40 - 0.90    25.78 - 26.38
  (Commenced 4/30/2007)      2009 10,598,344 0.95 - 1.45 13,976,943          2.07 0.40 - 0.90    24.80 - 25.50
                             2008 10,673,842 0.75 - 1.16 11,385,095          1.29 0.40 - 0.90   (34.03) - 6.66
                             2007 11,213,441 1.49 - 1.75 18,128,329            -- 0.60 - 0.90   (7.48) - (7.26)
MSF T. Rowe Price Large Cap  2011  2,046,272 0.96 - 1.07  2,008,692            -- 0.40 - 0.90   (2.24) - (1.66)
  Growth Investment Option   2010  1,983,053 0.98 - 1.09  1,983,396          0.07 0.40 - 0.90    15.68 - 16.26
                             2009  2,323,040 0.85 - 0.94  1,989,747          0.33 0.40 - 0.90    41.81 - 42.53
                             2008  2,166,673 0.60 - 0.66  1,303,940          0.30 0.40 - 0.90   (42.57) - 2.82
                             2007  2,044,271 1.04 - 1.06  2,139,053          0.20 0.65 - 0.90      8.19 - 8.44
MSF T. Rowe Price Small Cap  2011  6,255,298 1.23 - 1.28  7,754,025            -- 0.40 - 0.90      0.49 - 1.10
  Growth Investment Option   2010  6,202,262 1.22 - 1.27  7,636,215            -- 0.40 - 0.90    33.51 - 34.11
  (Commenced 4/28/2008)      2009  6,323,143 0.92 - 0.95  5,830,340          0.06 0.40 - 0.90    37.33 - 38.05
                             2008  6,606,983 0.67 - 0.69  4,430,660            -- 0.40 - 0.90   (33.97) - 6.03
MSF Western Asset            2011  7,303,828 1.15 - 2.44 14,666,294          1.52 0.20 - 0.75      4.73 - 5.46
  Management U.S. Government 2010  7,980,784 1.09 - 2.33 15,575,469          2.68 0.20 - 0.75      5.01 - 5.78
  Investment Option          2009  8,960,191 1.04 - 2.21 16,552,857          4.57 0.20 - 0.75      3.52 - 4.22
                             2008  9,464,230 1.00 - 2.13 16,980,106          4.38 0.20 - 0.75    (1.11) - 0.00
                             2007 11,014,388 1.49 - 2.15 19,890,983          2.74 0.45 - 0.75      3.61 - 3.87

70

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METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE
OF METLIFE INSURANCE COMPANY OF CONNECTICUT
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                     AS OF DECEMBER 31             FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                          UNITS HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                      --------- ----------- ---------- ------------- ----------- -------------------
Pioneer VCT Mid Cap Value        2011 3,016,387 1.02 - 1.54  4,275,170          0.63 0.40 - 0.90   (6.70) - (6.25)
  Investment Option              2010 3,290,262 1.09 - 1.65  5,019,562          0.90 0.40 - 0.90    16.88 - 17.37
                                 2009 3,504,668 0.93 - 1.41  4,698,722          1.28 0.40 - 0.90    24.10 - 24.76
                                 2008 3,734,210 0.74 - 1.13  4,172,064          0.86 0.40 - 0.90   (34.36) - 5.09
                                 2007 3,880,806 1.69 - 1.72  6,612,367          0.58 0.65 - 0.90      4.44 - 4.63
The Merger Fund VL               2011 2,275,941 1.19 - 1.55  3,432,754            -- 0.40 - 0.90      0.00 - 0.51
  Investment Option              2010 2,412,656 1.18 - 1.54  3,641,858            -- 0.40 - 0.90      4.33 - 4.88
                                 2009 2,659,239 1.13 - 1.48  3,867,455          3.23 0.40 - 0.90    10.81 - 11.26
                                 2008 2,740,759 1.31 - 1.33  3,605,488            -- 0.65 - 0.90      2.82 - 3.11
                                 2007 2,838,052 1.28 - 1.29  3,627,833            -- 0.65 - 0.90      1.19 - 1.42
Vanguard VIF Mid-Cap Index       2011 2,410,883 1.12 - 1.39  3,238,218          0.99 0.40 - 1.30   (3.28) - (2.44)
  Investment Option              2010 2,537,341 1.15 - 1.43  3,534,978          0.93 0.40 - 1.30    23.76 - 24.81
                                 2009 2,526,997 0.92 - 1.15  2,853,968          1.77 0.40 - 1.30    38.55 - 39.82
                                 2008 2,495,822 0.66 - 0.82  2,026,976          1.62 0.40 - 1.30   (42.60) - 5.45
                                 2007 2,367,741 1.39 - 1.42  3,335,403          1.21 0.60 - 1.30      4.82 - 5.51
Vanguard VIF Total Stock         2011 3,426,066 1.08 - 1.24  4,142,730          1.37 0.40 - 1.30    (0.50) - 0.47
  Market Index Investment Option 2010 3,828,856 1.07 - 1.24  4,638,640          1.77 0.40 - 1.30    15.62 - 16.61
                                 2009 3,476,727 1.03 - 1.07  3,653,456          1.91 0.60 - 1.30    26.66 - 27.51
                                 2008 3,471,151 0.81 - 0.84  2,870,946          1.47 0.60 - 1.30 (38.15) - (37.66)
                                 2007 3,097,735 1.32 - 1.34  4,121,841          0.99 0.60 - 1.30      3.87 - 4.52

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, if any, within the underlying portfolio or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent annualized policy expenses of the applicable Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Investment Option.

This page is intentionally left blank.

                             METLIFE VARIABLE LIFE

                  PART B: STATEMENT OF ADDITIONAL INFORMATION

                                     DATED


                                APRIL 30, 2012


                                      FOR

               METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                   ISSUED BY

                   METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and MetLife Insurance Company of Connecticut (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for MetLife Variable Life. The defined terms used in this SAI are as defined in the prospectuses.

Copies of the prospectuses may be obtained by writing to MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                               TABLE OF CONTENTS


            GENERAL INFORMATION AND HISTORY.................... 3

             The Depositor..................................... 3

             State Regulation.................................. 3

             The Registrant.................................... 3

             Registration Statements........................... 3

             The Custodian..................................... 3

            UNDERWRITING AND DISTRIBUTION AGREEMENTS........... 3

             Distribution and Principal Underwriting Agreement. 3

             Compensation...................................... 4

            VALUATION OF ASSETS................................ 4

             Investment Options................................ 4

             Cash Value........................................ 5

             Accumulation Unit Value........................... 5

            CALCULATION OF MONEY MARKET YIELD.................. 5

            ADDITIONAL INFORMATION ABOUT POLICY CHARGES........ 5

             Special Purchase Plans............................ 5

             Underwriting Procedures........................... 6

             Increases and Decreases in Stated Amount.......... 6

            INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...... 6

            FINANCIAL STATEMENTS............................... 6

                        GENERAL INFORMATION AND HISTORY

THE DEPOSITOR. MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, CT 06002-2910 and its telephone number is (860) 308-1000.

The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. On December 7, 2007, the operations of the Company and MetLife Life and Annuity Company of Connecticut ("MLACC") were combined through a merger, with the Company as the surviving company after the merger.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into MetLife of CT Fund UL for Variable Life Insurance ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.

                   UNDERWRITING AND DISTRIBUTION AGREEMENTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see
"Distribution & Compensation"). Additional information is provided below.

MetLife Investors Distribution Company ("MLIDC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC or its predecessors over the past three years.

                        MLIDC UNDERWRITING COMMISSIONS


                           UNDERWRITING COMMISSIONS   AMOUNT OF UNDERWRITING
                             PAID TO MLIDC BY THE    COMMISSIONS RETAINED BY
           YEAR                    COMPANY                    MLIDC
 ------------------------  ------------------------  ------------------------
   2011...................        $2,010,740                    $0
   2010...................        $1,940,706                    $0
   2009...................        $2,589,568                    $0




The Policies were offered on a continuous basis. MLIDC entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and MLIDC from the Funds.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

                              VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

       (a) = investment income plus capital gains and losses (whether realized or unrealized);

       (b) = any deduction for applicable taxes (presently zero); and

       (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Investment Option for a 7-day period, as described below. On a Policy-specific basis, the effective yield is computed at each month-end according to the following formula:

      Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUV Change - Policy Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Policy Charge Adjustment = Average AUV X Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Policy Fee X (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Investment Option for the same 7-day period, determined on an unadjusted basis (which does not deduct Policy-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Policy, the yield for the Investment Option will be lower than the yield for the corresponding Fund. The yields on amounts held in the Investment Option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Investment Option is affected by changes in interest rates on money market securities, average portfolio maturity of the Fund, the types and qualities of portfolio securities held by the Fund's and the Fund's operating expenses. Yields on amounts held in the Investment Option may also be presented for periods other than a 7-day period.

                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                             FINANCIAL STATEMENTS

The financial statements of the Company follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

ITEM 8.FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                                                                  PAGE
                                                                                                  -----
Report of Independent Registered Public Accounting Firm..........................................   F-2
Financial Statements at December 31, 2011 and 2010 and for the Years Ended December 31, 2011,
  2010, and 2009:
 Consolidated Balance Sheets.....................................................................   F-3
 Consolidated Statements of Operations...........................................................   F-4
 Consolidated Statements of Stockholders' Equity.................................................   F-5
 Consolidated Statements of Cash Flows...........................................................   F-6
 Notes to the Consolidated Financial Statements..................................................   F-7
Financial Statement Schedules at December 31, 2011 and 2010 and for the Years Ended December 31,
  2011, 2010, and 2009:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.. F-138
 Schedule II -- Condensed Financial Information of Registrant.................................... F-139
 Schedule III -- Consolidated Supplementary Insurance Information................................ F-143
 Schedule IV -- Consolidated Reinsurance......................................................... F-145

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2011. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1, the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 22, 2012

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                            2011       2010
                                                         ---------- ----------
 ASSETS
 Investments:
  Fixed maturity securities available-for-sale, at
   estimated fair value (amortized cost: $44,215 and
   $44,132, respectively)............................... $   47,781 $   44,924
  Equity securities available-for-sale, at estimated
   fair value (cost: $295 and $427, respectively).......        252        405
  Other securities, at estimated fair value.............      3,665      2,247
  Mortgage loans (net of valuation allowances of $61
   and $87, respectively; includes $3,138 and $6,840,
   respectively, at estimated fair value, relating to
   variable interest entities)..........................      9,800     12,730
  Policy loans..........................................      1,203      1,190
  Real estate and real estate joint ventures............        503        501
  Other limited partnership interests...................      1,696      1,538
  Short-term investments, principally at estimated fair
   value................................................      2,578      1,235
  Other invested assets, principally at estimated fair
   value................................................      3,373      1,716
                                                         ---------- ----------
   Total investments....................................     70,851     66,486
 Cash and cash equivalents, principally at estimated
  fair value............................................        745      1,928
 Accrued investment income (includes $14 and $31,
  respectively, relating to variable interest entities).        568        559
 Premiums, reinsurance and other receivables............     20,223     17,008
 Deferred policy acquisition costs and value of
  business acquired.....................................      4,876      5,099
 Current income tax recoverable.........................        140         38
 Deferred income tax assets.............................         --        356
 Goodwill...............................................        953        953
 Other assets...........................................        856        839
 Separate account assets................................     72,559     61,619
                                                         ---------- ----------
   Total assets......................................... $  171,771 $  154,885
                                                         ========== ==========
 LIABILITIES AND STOCKHOLDERS' EQUITY
 LIABILITIES
 Future policy benefits................................. $   25,483 $   23,198
 Policyholder account balances..........................     42,075     39,291
 Other policy-related balances..........................      2,989      2,652
 Payables for collateral under securities loaned and
  other transactions....................................      8,079      8,103
 Long-term debt (includes $3,065 and $6,773,
  respectively, at estimated fair value, relating to
  variable interest entities)...........................      3,857      7,568
 Deferred income tax liability..........................      1,172         --
 Other liabilities (includes $14 and $31, respectively,
  relating to variable interest entities)...............      5,384      4,503
 Separate account liabilities...........................     72,559     61,619
                                                         ---------- ----------
   Total liabilities....................................    161,598    146,934
                                                         ---------- ----------
 CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 11)
 STOCKHOLDERS' EQUITY
 Common stock, par value $2.50 per share; 40,000,000
  shares authorized; 34,595,317 shares issued and
  outstanding at December 31, 2011 and 2010.............         86         86
 Additional paid-in capital.............................      6,673      6,719
 Retained earnings......................................      1,657        934
 Accumulated other comprehensive income (loss)..........      1,757        212
                                                         ---------- ----------
   Total stockholders' equity...........................     10,173      7,951
                                                         ---------- ----------
   Total liabilities and stockholders' equity........... $  171,771 $  154,885
                                                         ========== ==========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                              2011      2010      2009
                                                                            --------  --------  --------
REVENUES
Premiums................................................................... $  1,828  $  1,067  $  1,312
Universal life and investment-type product policy fees.....................    1,956     1,639     1,380
Net investment income......................................................    3,083     3,157     2,335
Other revenues.............................................................      508       503       598
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (42)     (103)     (552)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (5)       53       165
 Other net investment gains (losses).......................................       82       200      (448)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       35       150      (835)
 Net derivative gains (losses).............................................    1,119        58    (1,031)
                                                                            --------  --------  --------
     Total revenues........................................................    8,529     6,574     3,759
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................    2,660     1,905     2,065
Interest credited to policyholder account balances.........................    1,189     1,271     1,301
Other expenses.............................................................    2,919     2,321     1,207
                                                                            --------  --------  --------
     Total expenses........................................................    6,768     5,497     4,573
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,761     1,077      (814)
Provision for income tax expense (benefit).................................      521       320      (368)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                 ACCUMULATED OTHER
                                                                            COMPREHENSIVE INCOME (LOSS)
                                                                    -------------------------------------------
                                                                                                     FOREIGN
                                             ADDITIONAL             NET UNREALIZED   OTHER-THAN-     CURRENCY
                                      COMMON  PAID-IN    RETAINED     INVESTMENT      TEMPORARY    TRANSLATION     TOTAL
                                       STOCK   CAPITAL    EARNINGS   GAINS (LOSSES)   IMPAIRMENTS   ADJUSTMENTS    EQUITY
                                      ------ ----------  ---------  ---------------  ------------  ------------  ---------
Balance at December 31, 2008.........  $  86   $  6,719   $    965        $  (2,682)       $   --       $  (154) $   4,934
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                           22                            (22)                      --
Comprehensive income (loss):
 Net loss............................                         (446)                                                   (446)
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (14)                                   (14)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         2,103           (61)                   2,042
   Foreign currency translation
    adjustments, net of income tax...                                                                        45         45
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                2,073
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,627
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2009.........     86      6,719        541             (593)          (83)         (109)     6,561
Cumulative effect of change in
 accounting principle, net of
 income tax (Note 1).................                          (34)              23            11                       --
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at January 1, 2010...........     86      6,719        507             (570)          (72)         (109)     6,561
Dividend paid to MetLife.............                         (330)                                                   (330)
Comprehensive income (loss):
 Net income..........................                          757                                                     757
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           (70)                                   (70)
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,028            21                    1,049
   Foreign currency translation
    adjustments, net of income tax...                                                                       (16)       (16)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                  963
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                1,720
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2010.........     86      6,719        934              388           (51)         (125)     7,951
Dividend paid to MetLife.............                         (517)                                                   (517)
Capital contribution.................                 1                                                                  1
Return of capital (Note 12)..........               (47)                                                               (47)
Comprehensive income (loss):
 Net income..........................                        1,240                                                   1,240
 Other comprehensive income (loss):
   Unrealized gains (losses) on
    derivative instruments, net of
    income tax.......................                                           225                                    225
   Unrealized investment gains
    (losses), net of related
    offsets and income tax...........                                         1,356           (23)                   1,333
   Foreign currency translation
    adjustments, net of income tax...                                                                       (13)       (13)
                                                                                                                 ---------
    Other comprehensive income
     (loss)..........................                                                                                1,545
                                                                                                                 ---------
 Comprehensive income (loss).........                                                                                2,785
                                       -----   --------   --------        ---------        ------       -------  ---------
Balance at December 31, 2011.........  $  86   $  6,673   $  1,657        $   1,969        $  (74)      $  (138) $  10,173
                                       =====   ========   ========        =========        ======       =======  =========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                               2011        2010        2009
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)......................................................................... $     1,240  $      757  $     (446)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses..................................................          37          41          29
  Amortization of premiums and accretion of discounts associated with investments, net....        (152)       (259)       (198)
  (Gains) losses on investments and derivatives and from sales of businesses, net.........      (1,183)       (300)      1,866
  (Income) loss from equity method investments, net of dividends or distributions.........         (23)        (39)        130
  Interest credited to policyholder account balances......................................       1,189       1,271       1,301
  Universal life and investment-type product policy fees..................................      (1,956)     (1,639)     (1,380)
  Change in other securities..............................................................      (1,483)     (1,199)       (597)
  Change in accrued investment income.....................................................          51          31         (29)
  Change in premiums, reinsurance and other receivables...................................      (1,288)     (3,284)     (2,307)
  Change in deferred policy acquisition costs, net........................................        (182)       (138)       (559)
  Change in income tax recoverable (payable)..............................................         565         208        (303)
  Change in other assets..................................................................       1,386       1,041         449
  Change in insurance-related liabilities and policy-related balances.....................       2,307       1,952       1,648
  Change in other liabilities.............................................................         406       2,072        (166)
  Other, net..............................................................................          30           3          --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) operating activities.......................................         944         518        (562)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
   Fixed maturity securities..............................................................      17,348      17,748      13,076
   Equity securities......................................................................         168         131         141
   Mortgage loans.........................................................................         993         964         444
   Real estate and real estate joint ventures.............................................          26          18           4
   Other limited partnership interests....................................................         256         123         142
  Purchases of:
   Fixed maturity securities..............................................................     (17,439)    (19,342)    (16,192)
   Equity securities......................................................................         (27)        (39)        (74)
   Mortgage loans.........................................................................      (1,357)     (1,468)       (783)
   Real estate and real estate joint ventures.............................................         (72)       (117)        (31)
   Other limited partnership interests....................................................        (378)       (363)       (203)
  Cash received in connection with freestanding derivatives...............................         397          97         239
  Cash paid in connection with freestanding derivatives...................................        (478)       (155)       (449)
  Issuances of loans to affiliates........................................................        (430)         --          --
  Net change in policy loans..............................................................         (13)         (1)          3
  Net change in short-term investments....................................................      (1,347)        554       1,445
  Net change in other invested assets.....................................................         (22)       (194)         16
  Other, net..............................................................................           1          --          (2)
                                                                                           -----------  ----------  ----------
Net cash used in investing activities.....................................................      (2,374)     (2,044)     (2,224)
                                                                                           -----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits................................................................................      20,496      24,910      20,783
  Withdrawals.............................................................................     (19,404)    (23,700)    (20,067)
Net change in payables for collateral under securities loaned and other transactions......         (24)        934        (702)
Net change in short-term debt.............................................................          --          --        (300)
Long-term debt repaid.....................................................................        (385)       (878)         --
Financing element on certain derivative instruments.......................................         129         (44)        (53)
Return of capital.........................................................................         (47)         --          --
Dividends on common stock.................................................................        (517)       (330)         --
                                                                                           -----------  ----------  ----------
Net cash provided by (used in) financing activities.......................................         248         892        (339)
                                                                                           -----------  ----------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.          (1)        (12)         43
                                                                                           -----------  ----------  ----------
Change in cash and cash equivalents.......................................................      (1,183)       (646)     (3,082)
Cash and cash equivalents, beginning of year..............................................       1,928       2,574       5,656
                                                                                           -----------  ----------  ----------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................................... $       745  $    1,928  $    2,574
                                                                                           ===========  ==========  ==========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:.............................................
  Interest................................................................................ $       406  $      479  $       73
                                                                                           ===========  ==========  ==========
  Income tax.............................................................................. $       (47) $      122  $      (63)
                                                                                           ===========  ==========  ==========
Non-cash transactions during the year:....................................................
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $         5  $       28  $       --
                                                                                           ===========  ==========  ==========
  Long-term debt issued in exchange for certain other invested assets..................... $        --  $       45  $       --
                                                                                           ===========  ==========  ==========

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. See "-- Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

   The accounting policies for the Company's principal investments are as follows:

   Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

   Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

   Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment- sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

   The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale."

   Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
(ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

   For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or
(ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

   With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

   Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

   The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

   (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

   The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

   In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Other Securities. Other securities are stated at estimated fair value. Other securities include securities for which the fair value option ("FVO") has been elected ("FVO Securities"). FVO Securities include certain fixed maturity securities held-for-investment by the general account to support asset and liability matching strategies for certain insurance products. FVO Securities also include contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate account summary total assets and liabilities. These investments are primarily mutual funds. The investment returns on these investments inure to contractholders and are offset by a corresponding change in policyholder account balances ("PABs") through interest credited to policyholder account balances. Changes in estimated fair value of these other securities subsequent to purchase are included in net investment income. Interest and dividends related to other securities are included in net investment income.

   Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

   Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

      Mortgage loans are considered to be impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

      For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

      Commercial and Agricultural Mortgage Loans -- All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

      For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

      Mortgage Loans Modified in a Troubled Debt Restructuring. For a small portion of the portfolio, classified as troubled debt restructurings, concessions are granted related to the borrowers' financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

   Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

   Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

   Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates, leveraged leases, tax credit partnerships and investments in insurance enterprise joint ventures.

   Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.

   Leveraged leases are recorded net of non-recourse debt. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values.

   Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method.

   Joint venture investments represent the Company's investments in entities that engage in insurance underwriting activities and are accounted for under the equity method. The Company reports the equity in earnings of joint venture investments and tax credit partnerships in net investment income.

   Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

   When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgments about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, and other securities) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has invested in certain structured transactions that are VIEs. These structured transactions include asset-backed securitizations, hybrid securities, real estate joint ventures, other limited partnership interests, and limited liability companies. The Company consolidates those VIEs for which it is deemed to be the primary beneficiary.

   The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

   For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

   The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those (i) in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits; and
(ii) in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

   To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

   The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

   Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

   When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

   In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

  Level 2  Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

  Level 3  Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2011 and 2010.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $153 million and $131 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $83 million and $67 million at December 31, 2011 and 2010, respectively. Related amortization expense was $17 million, $25 million and $16 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (primarily term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

   The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements and Customer Relationships Acquired

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA and VOCRA to determine the recoverability of these balances.

  Goodwill

   Goodwill is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's segments.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. For reporting units which are particularly sensitive to market assumptions, such as the retirement products and individual life reporting units, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value (with or without accumulated other comprehensive income), the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the respective reporting unit. The estimated fair values of the retirement products and individual life reporting units are particularly sensitive to the equity market levels.

   The Company applies significant judgment when determining the estimated fair value of the Company's reporting units. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

   See Note 6 for discussion of goodwill impairment testing during 2011.

  Liability for Future Policy Benefits and PABs

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   The Company began selling participating traditional life insurance policies in 2011. Such policies are 90% reinsured. Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts).

   Participating business represented approximately 1% of the Company's life insurance in-force at December 31, 2011. Participating policies represented approximately 10% of gross life insurance premiums for the year ended December 31, 2011.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 7%.

   Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 8%.

   Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

   Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

   Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   PABs relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 10%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues, directly and through assumed reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e.,

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the consolidated balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities and policyholder dividends due and unpaid.

   The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies. Such liability is presented at amounts contractually due to policyholders.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Revenues

   Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

   The Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of MetLife Insurance Company of Connecticut. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

    (i)future taxable income exclusive of reversing temporary differences and carryforwards;

   (ii)future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

   (iv)tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its life insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Employee Benefit Plans

   Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

  Foreign Currency

   Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include: mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments which are directed by contractholders but do not meet one or more of the other above criteria are included in other securities.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment type product policy fees in the consolidated statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   As a result of the adoption of this guidance, the Company consolidated certain former QSPEs that were previously accounted for as fixed maturity CMBS. The Company also elected FVO for all of the consolidated assets and liabilities of these entities. Upon consolidation, the Company recorded $6.8 billion of commercial mortgage loans and $6.7 billion of long-term debt based on estimated fair values at January 1, 2010 and de-recognized $52 million in fixed maturity securities. The consolidation also resulted in a decrease in retained earnings of $34 million, net of income tax, and an increase in accumulated other comprehensive income (loss) of $34 million, net of income tax, at January 1, 2010. For the year ended December 31, 2010, the Company recorded $411 million of net investment income on the consolidated assets, $402 million of interest expense in other expenses on the related long-term debt, and $24 million in net investment gains (losses) to remeasure the assets and liabilities at their estimated fair values.

   Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in interim and annual financial statements. The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $22 million to retained earnings with a corresponding increase to accumulated other comprehensive loss to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $36 million, net of policyholder related amounts of $2 million and net of deferred income taxes of $12 million, resulting in the net cumulative effect adjustment of $22 million. The increase in the amortized cost basis of fixed maturity securities of $36 million by sector was as follows: $17 million -- ABS, $6 million --
U.S. corporate securities and $13 million -- CMBS. As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $148 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220):

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

   In December 2011, the FASB issued new guidance regarding derecognition of in substance real estate (ASU 2011-10 Property, Plant and Equipment (Topic 360):
Derecognition of in Substance Real Estate - a Scope Clarification (a consensus of the FASB Emerging Issues Task Force), effective for fiscal years, and interim periods within those fiscal years, beginning on or after June 15, 2012. The amendments should be applied prospectively to deconsolidation events occurring after the effective date. Under the amendments in ASU 2011-10, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of a default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in the first quarter of 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, Other Assets and Deferred Costs--Capitalized Advertising Costs, are met. As a result, certain direct marketing, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in the first quarter of 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $650 million to $750 million and total equity will be reduced by approximately $450 million to $500 million, net of income tax, as of the date of adoption.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2. INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                              DECEMBER 31, 2011
                                            ----------------------------------------------------
                                                          GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI  ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES FAIR VALUE  TOTAL
                                            --------- -------- --------- ------ ---------- -----
                                                                (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  16,018 $  1,550    $  229 $   --  $  17,339  36.3 %
Foreign corporate securities...............     7,958      649       114     --      8,493  17.8
U.S. Treasury and agency securities........     6,832    1,217         1     --      8,048  16.8
RMBS.......................................     6,478      330       189    125      6,494  13.6
CMBS.......................................     2,128      115        16     --      2,227   4.7
State and political subdivision securities.     1,891      222        58     --      2,055   4.3
ABS........................................     1,875       45        42     --      1,878   3.9
Foreign government securities..............     1,035      215         3     --      1,247   2.6
                                            --------- --------    ------ ------  --------- -----
 Total fixed maturity securities........... $  44,215 $  4,343    $  652 $  125  $  47,781 100.0 %
                                            ========= ========    ====== ======  ========= =====
EQUITY SECURITIES:
Common stock............................... $     148 $     11    $   13 $   --  $     146  57.9 %
Non-redeemable preferred stock.............       147        3        44     --        106  42.1
                                            --------- --------    ------ ------  --------- -----
 Total equity securities................... $     295 $     14    $   57 $   --  $     252 100.0 %
                                            ========= ========    ====== ======  ========= =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2010
                                            -----------------------------------------------------
                                                           GROSS UNREALIZED
                                                      -------------------------
                                             COST OR
                                            AMORTIZED          TEMPORARY  OTTI   ESTIMATED   % OF
                                              COST     GAINS    LOSSES   LOSSES  FAIR VALUE  TOTAL
                                            --------- -------- --------- ------  ---------- -----
                                                                 (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $  14,860 $    816  $    302  $  --   $  15,374  34.2 %
Foreign corporate securities...............     8,095      502       127     --       8,470  18.8
U.S. Treasury and agency securities........     7,665      143       132     --       7,676  17.1
RMBS.......................................     7,101      203       260     88       6,956  15.5
CMBS.......................................     2,203      113        39     --       2,277   5.1
State and political subdivision securities.     1,755       22       131     --       1,646   3.7
ABS (1)....................................     1,629       44        53     (2)      1,622   3.6
Foreign government securities..............       824       81         2     --         903   2.0
                                            --------- --------  --------  -----   --------- -----
 Total fixed maturity securities........... $  44,132 $  1,924  $  1,046  $  86   $  44,924 100.0 %
                                            ========= ========  ========  =====   ========= =====
EQUITY SECURITIES:
Common stock............................... $     121 $     17  $      1  $  --   $     137  33.8 %
Non-redeemable preferred stock.............       306        9        47     --         268  66.2
                                            --------- --------  --------  -----   --------- -----
 Total equity securities................... $     427 $     26  $     48  $  --   $     405 100.0 %
                                            ========= ========  ========  =====   ========= =====

--------
(1)OTTI losses as presented above represent the noncredit portion of OTTI losses that is included in accumulated other comprehensive income (loss). OTTI losses include both the initial recognition of noncredit losses, and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities that were previously noncredit loss impaired. The noncredit loss component of OTTI losses for ABS was in an unrealized gain (loss) position of $2 million at December 31, 2010 due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

   The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $36 million with unrealized gains (losses) of ($2) million and $2 million at December 31, 2011 and 2010, respectively.

   The Company held foreign currency derivatives with notional amounts of $946 million and $807 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholders' equity, other than the government securities summarized in the table below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholders' equity at:

                                                                 DECEMBER 31,
                                                               -----------------
                                                                 2011      2010
                                                               --------  --------
                                                               CARRYING VALUE (1)
                                                               -----------------
                                                                 (IN MILLIONS)
U.S. Treasury and agency fixed maturity securities............ $  8,048  $  7,676
U.S. Treasury and agency fixed-income securities included in:
 Short-term investments....................................... $  2,186  $    935
 Cash equivalents............................................. $    108  $  1,287

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Concentrations of Credit Risk (Equity Securities). The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholders' equity or 1% of total investments at December 31, 2011 and 2010.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                      DECEMBER 31,
                                        -----------------------------------------
                                                2011                 2010
                                        -------------------- --------------------
                                        AMORTIZED ESTIMATED  AMORTIZED ESTIMATED
                                          COST    FAIR VALUE   COST    FAIR VALUE
                                        --------- ---------- --------- ----------
                                                      (IN MILLIONS)
Due in one year or less................ $   2,946  $   2,970 $   1,874  $   1,889
Due after one year through five years..     8,648      9,022     9,340      9,672
Due after five years through ten years.     7,905      8,606     7,829      8,333
Due after ten years....................    14,235     16,584    14,156     14,175
                                        ---------  --------- ---------  ---------
 Subtotal..............................    33,734     37,182    33,199     34,069
RMBS, CMBS and ABS.....................    10,481     10,599    10,933     10,855
                                        ---------  --------- ---------  ---------
 Total fixed maturity securities....... $  44,215  $  47,781 $  44,132  $  44,924
                                        =========  ========= =========  =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                             YEARS ENDED DECEMBER 31,
                                                                           ---------------------------
                                                                             2011     2010      2009
                                                                           --------  ------  ---------
                                                                                  (IN MILLIONS)
Fixed maturity securities................................................. $  3,690  $  878  $  (1,019)
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss).............................................     (125)    (86)      (141)
                                                                           --------  ------  ---------
   Total fixed maturity securities........................................    3,565     792     (1,160)
Equity securities.........................................................      (41)    (21)       (35)
Derivatives...............................................................      239    (109)        (4)
Short-term investments....................................................       (2)     (2)       (10)
Other.....................................................................       (5)     (3)        (3)
                                                                           --------  ------  ---------
   Subtotal...............................................................    3,756     657     (1,212)
                                                                           --------  ------  ---------
Amounts allocated from:
 Insurance liability loss recognition.....................................     (325)    (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)..........................        9       5         12
 DAC and VOBA.............................................................     (532)   (126)       151
                                                                           --------  ------  ---------
   Subtotal...............................................................     (848)   (154)       163
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss).............       42      30         46
Deferred income tax benefit (expense).....................................   (1,055)   (196)       327
                                                                           --------  ------  ---------
Net unrealized investment gains (losses).................................. $  1,895  $  337  $    (676)
                                                                           ========  ======  =========

   The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss), were as follows:

                                                           DECEMBER 31,
                                                        -----------------
                                                          2011      2010
                                                        --------  -------
                                                          (IN MILLIONS)
     Balance, beginning of period...................... $    (86) $  (141)
     Noncredit OTTI losses recognized (1)..............        5      (53)
     Transferred to retained earnings (2)..............       --       16
     Securities sold with previous noncredit OTTI loss.       26       28
     Subsequent changes in estimated fair value........      (70)      64
                                                        --------  -------
     Balance, end of period............................ $  (125)  $   (86)
                                                        ========  =======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $8 million and ($44) million for the years ended December 31, 2011 and 2010, respectively.

(2)Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in
   Note 1.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                         -----------------------------
                                                                           2011      2010       2009
                                                                         --------  --------  ---------
                                                                                 (IN MILLIONS)
Balance, beginning of period............................................ $    337  $   (676) $  (2,682)
Cumulative effect of change in accounting principles, net of income tax.       --        34        (22)
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................      (39)       39       (105)
Unrealized investment gains (losses) during the year....................    3,138     1,778      3,974
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     (292)      (33)        --
 DAC and VOBA related to noncredit OTTI losses recognized in
   accumulated other comprehensive income (loss)........................        4        (7)        10
 DAC and VOBA...........................................................     (406)     (277)      (765)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in accumulated other comprehensive income (loss)...........       12       (11)        34
Deferred income tax benefit (expense)...................................     (859)     (510)    (1,120)
                                                                         --------  --------  ---------
Balance, end of period.................................................. $  1,895  $    337  $    (676)
                                                                         ========  ========  =========
Change in net unrealized investment gains (losses)...................... $  1,558  $  1,013  $   2,006
                                                                         ========  ========  =========

CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        DECEMBER 31, 2011
                                                  --------------------------------------------------------------
                                                                       EQUAL TO OR GREATER
                                                  LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                                  -------------------- -------------------- --------------------
                                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                    VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                                  --------- ---------- --------- ---------- --------- ----------
                                                            (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities........................  $  1,699     $   71  $    786    $   158  $  2,485    $   229
Foreign corporate securities.....................     1,213         68       162         46     1,375        114
U.S. Treasury and agency securities..............       118         --        20          1       138          1
RMBS.............................................       784        114       972        200     1,756        314
CMBS.............................................       152          4       111         12       263         16
State and political subdivision securities.......         6         --       367         58       373         58
ABS..............................................       803         12       261         30     1,064         42
Foreign government securities....................        70          3         4         --        74          3
                                                   --------     ------  --------    -------  --------    -------
 Total fixed maturity securities.................  $  4,845     $  272  $  2,683    $   505  $  7,528    $   777
                                                   ========     ======  ========    =======  ========    =======
EQUITY SECURITIES:
Common stock.....................................  $     35     $   13  $     --    $    --  $     35    $    13
Non-redeemable preferred stock...................        32         16        59         28        91         44
                                                   --------     ------  --------    -------  --------    -------
 Total equity securities.........................  $     67     $   29  $     59    $    28  $    126    $    57
                                                   ========     ======  ========    =======  ========    =======
Total number of securities in an unrealized loss
  position.......................................       808                  479
                                                   ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $  1,956     $   56  $  1,800    $   246 $   3,756   $    302
Foreign corporate securities................       727         24       816        103     1,543        127
U.S. Treasury and agency securities.........     2,857        113        85         19     2,942        132
RMBS........................................     2,235         62     1,606        286     3,841        348
CMBS........................................        68          1       237         38       305         39
State and political subdivision securities..       716         36       352         95     1,068        131
ABS.........................................       238          2       352         49       590         51
Foreign government securities...............        49          1         9          1        58          2
                                              --------     ------  --------    ------- ---------   --------
 Total fixed maturity securities............  $  8,846     $  295  $  5,257    $   837 $  14,103   $  1,132
                                              ========     ======  ========    ======= =========   ========
EQUITY SECURITIES:
Common stock................................  $      9     $    1  $     --    $    -- $       9   $      1
Non-redeemable preferred stock..............        26          5       187         42       213         47
                                              --------     ------  --------    ------- ---------   --------
 Total equity securities....................  $     35     $    6  $    187    $    42 $     222   $     48
                                              ========     ======  ========    ======= =========   ========
Total number of securities in an unrealized
  loss position.............................       759                  637
                                              ========             ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                               DECEMBER 31, 2011
                                             ------------------------------------------------------------------
                                             COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                             ---------------------- ---------------------   --------------------
                                             LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                                20%        MORE        20%         MORE        20%       MORE
                                             ---------   --------   ---------     ------    ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months........................  $  4,205   $    762      $  137     $  213          652       81
Six months or greater but less than nine
  months....................................       507        137          36         42           91       13
Nine months or greater but less than twelve
  months....................................       131         24           8          6           21        4
Twelve months or greater....................     2,180        359         197        138          373       40
                                              --------     --------    ------       ------
 Total......................................  $  7,023   $  1,282      $  378     $  399
                                              ========     ========    ======       ======
Percentage of amortized cost................                                5%        31%
                                                                       ======       ======
EQUITY SECURITIES:
Less than six months........................  $     59   $     85      $    6     $   42           17       11
Six months or greater but less than nine
  months....................................        --         --          --         --           --       --
Nine months or greater but less than twelve
  months....................................         8         --           1         --            1       --
Twelve months or greater....................        14         17           1          7            6        4
                                              --------     --------    ------       ------
 Total......................................  $     81   $    102      $    8     $   49
                                              ========     ========    ======       ======
Percentage of cost..........................                               10%        48%
                                                                       ======       ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



                                                            DECEMBER 31, 2010
                                          ------------------------------------------------------------------
                                          COST OR AMORTIZED COST GROSS UNREALIZED LOSSES NUMBER OF SECURITIES
                                          ---------------------- ---------------------   --------------------
                                          LESS THAN    20% OR    LESS THAN     20% OR    LESS THAN   20% OR
                                             20%        MORE        20%         MORE        20%       MORE
                                          ---------   --------   ---------     ------    ---------   ------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months..................... $   8,882   $    439      $  268     $  109          686       43
Six months or greater but less than nine
  months.................................       152         40           6         13           30       10
Nine months or greater but less than
  twelve months..........................        48         25           2         11           11        3
Twelve months or greater.................     4,768        881         450        273          475      101
                                            ---------   --------    ------       ------
 Total................................... $  13,850   $  1,385      $  726     $  406
                                            =========   ========    ======       ======
Percentage of amortized cost.............                                5%        29%
                                                                    ======       ======
EQUITY SECURITIES:
Less than six months..................... $      31   $     30      $    4     $    7            8       12
Six months or greater but less than nine
  months.................................        --          3          --          1           --        1
Nine months or greater but less than
  twelve months..........................         5          7          --          2            1        1
Twelve months or greater.................       150         44          18         16           12        5
                                            ---------   --------    ------       ------
 Total................................... $     186   $     84      $   22     $   26
                                            =========   ========    ======       ======
Percentage of cost.......................                               12%        31%
                                                                    ======       ======

   Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $16 million at December 31, 2010 to $7 million at December 31, 2011. As shown in the section "-- Evaluating Temporarily Impaired Available-for-Sale Securities" below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 29% were rated A or better.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $834 million and $1.2 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                    -----------------
                                                       2011      2010
                                                    -------   -------
        SECTOR:
        RMBS.......................................      38 %      30 %
        U.S. corporate securities..................      27        26
        Foreign corporate securities...............      14        11
        State and political subdivision securities.       7        11
        ABS........................................       5         4
        CMBS.......................................       2         3
        U.S. Treasury and agency securities........      --        11
        Other......................................       7         4
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======
        INDUSTRY:
        Mortgage-backed............................      40 %      33 %
        Finance....................................      24        19
        State and political subdivision securities.       7        11
        Consumer...................................       7         5
        Asset-backed...............................       5         4
        Communications.............................       4         2
        Utility....................................       3         3
        Industrial.................................       1         1
        U.S. Treasury and agency securities........      --        11
        Other......................................       9        11
                                                    -------   -------
         Total.....................................     100 %     100 %
                                                    =======   =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                                    DECEMBER 31,
                                             ---------------------------------------------------------
                                                         2011                          2010
                                             ---------------------------   ---------------------------
                                             FIXED MATURITY     EQUITY     FIXED MATURITY     EQUITY
                                               SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                             --------------   ----------   --------------   ----------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Number of securities........................              9            1               15           --
Total gross unrealized losses...............   $        152      $    12     $        210      $    --
Percentage of total gross unrealized losses.             20 %         22 %             19 %         -- %

   Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $46 million during the year ended
December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   As of December 31, 2011, $186 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $186 million, $124 million, or 67%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $186 million, $62 million, or 33%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans), and U.S. and foreign corporate securities (primarily industrial, financial services and utility industry securities) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale" for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

   In the Company's impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents certain information about the Company's equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

                                                             NON-REDEEMABLE PREFERRED STOCK
                               -----------------------------------------------------------------------------------------
                                    ALL TYPES OF                                INVESTMENT GRADE
                    ALL EQUITY     NON-REDEEMABLE      -----------------------------------------------------------------
                    SECURITIES     PREFERRED STOCK             ALL INDUSTRIES             FINANCIAL SERVICES INDUSTRY
                    ---------- ---------------------   -----------------------------  ----------------------------------
                      GROSS      GROSS     % OF ALL        GROSS        % OF ALL          GROSS                   % A
                    UNREALIZED UNREALIZED   EQUITY      UNREALIZED   NON-REDEEMABLE    UNREALIZED    % OF ALL   RATED OR
                      LOSSES     LOSSES   SECURITIES      LOSSES     PREFERRED STOCK     LOSSES     INDUSTRIES   BETTER
                    ---------- ---------- ----------   ------------- ---------------  ------------- ----------  --------
                              (IN MILLIONS)            (IN MILLIONS)                  (IN MILLIONS)
Less than six
  months...........   $     42   $     34        81 %      $      11             32 %      $     11       100 %      73 %
Six months or
  greater but less
  than twelve
  months...........         --         --        -- %             --             -- %            --        -- %      -- %
Twelve months
  or greater.......          7          7        100 %             7            100 %             7       100 %      29 %
                      --------   --------                  ---------                       --------
All equity
  securities with
  gross
  unrealized
  losses of 20%
  or more..........   $     49   $     41        84 %      $      18             44 %      $     18       100 %      56 %
                      ========   ========                  =========                       ========

   In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

   With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


OTHER SECURITIES

   The table below presents certain information about the Company's other securities.

                                                            DECEMBER 31,
                                                        ---------------------
                                                           2011       2010
                                                        ---------- ----------
                                                            (IN MILLIONS)
   FVO general account securities...................... $       49 $        7
   FVO contractholder-directed unit-linked investments.      3,616      2,240
                                                        ---------- ----------
    Total other securities -- at estimated fair value.. $    3,665 $    2,247
                                                        ========== ==========

   See Note 1 for discussion of FVO contractholder-directed unit-linked investments. See "-- Net Investment Income" for the net investment income recognized on other securities and the related changes in estimated fair value subsequent to purchase included in net investment income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                           YEARS ENDED DECEMBER 31,
                                                                         ----------------------------
                                                                           2011     2010       2009
                                                                         -------  --------  ---------
                                                                                 (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized............................................ $   (42) $   (103) $    (552)
Less: Noncredit portion of OTTI losses transferred to and recognized in
  other comprehensive income (loss).....................................      (5)       53        165
                                                                         -------  --------  ---------
 Net OTTI losses on fixed maturity securities recognized in
   earnings.............................................................     (47)      (50)      (387)
 Fixed maturity securities -- net gains (losses) on sales and
   disposals............................................................      81       123       (115)
                                                                         -------  --------  ---------
   Total gains (losses) on fixed maturity securities....................      34        73       (502)
Other net investment gains (losses):
 Equity securities......................................................     (21)       28       (119)
 Mortgage loans.........................................................      26       (18)       (32)
 Real estate and real estate joint ventures.............................      (1)      (21)       (61)
 Other limited partnership interests....................................      (5)      (13)       (72)
 Other investment portfolio gains (losses)..............................      (9)       10          4
                                                                         -------  --------  ---------
     Subtotal -- investment portfolio gains (losses)....................      24        59       (782)
FVO CSEs -- changes in estimated fair value:
 Commercial mortgage loans..............................................     (84)      758         --
 Long-term debt -- related to commercial mortgage loans.................      93      (734)        --
 Other gains (losses)...................................................       2        67        (53)
                                                                         -------  --------  ---------
     Subtotal FVO CSEs and other gains (losses).........................      11        91        (53)
                                                                         -------  --------  ---------
       Total net investment gains (losses).............................. $    35  $    150  $    (835)
                                                                         =======  ========  =========

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($7) million, $78 million and ($45) million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                          YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                       ------------------------------  ------------------------ ------------------------------
                          2011       2010      2009     2011    2010     2009      2011       2010      2009
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
                          FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                       ------------------------------  -----------------------  ------------------------------
                                                            (IN MILLIONS)
Proceeds.............. $  11,634  $  12,434  $  8,766  $  190  $  109  $   113  $  11,824  $  12,543  $  8,879
                       =========  =========  ========  ======  ======  =======  =========  =========  ========
Gross investment
 gains................ $     182  $     244  $    180  $    9  $   31  $     6  $     191  $     275  $    186
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Gross investment
 losses...............      (101)      (121)     (295)    (22)     (1)     (28)      (123)      (122)     (323)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Total OTTI losses
 recognized in
 earnings:
  Credit-related......       (38)       (47)     (348)     --      --       --        (38)       (47)     (348)
  Other (1)...........        (9)        (3)      (39)     (8)     (2)     (97)       (17)        (5)     (136)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
    Total OTTI
     losses
     recognized in
     earnings.........       (47)       (50)     (387)     (8)     (2)     (97)       (55)       (52)     (484)
                       ---------  ---------  --------  ------  ------  -------  ---------  ---------  --------
Net investment gains
 (losses)............. $      34  $      73  $   (502) $  (21) $   28  $  (119) $      13  $     101  $   (621)
                       =========  =========  ========  ======  ======  =======  =========  =========  ========

--------

(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

   Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2011    2010     2009
                                                          -----   -----   ------
                                                            (IN MILLIONS)
   Sector:
   U.S. and foreign corporate securities -- by industry:
    Communications....................................... $  11   $   4   $   88
    Finance..............................................     9       7       84
    Industrial...........................................     2      --       18
    Consumer.............................................    --      10       53
    Utility..............................................    --       2        6
                                                            -----   -----   ------
      Total U.S. and foreign corporate securities........    22      23      249
   RMBS..................................................    17      18       40
   ABS...................................................     5       1       29
   CMBS..................................................     3       8       69
                                                            -----   -----   ------
      Total.............................................. $  47   $  50   $  387
                                                            =====   =====   ======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                         YEARS ENDED DECEMBER 31,
                                                         ------------------------
                                                          2011    2010    2009
                                                         ------  ------  -------
                                                             (IN MILLIONS)
 Sector:
 Non-redeemable preferred stock......................... $    6  $   --  $    92
 Common stock...........................................      2       2        5
                                                          ------  ------  -------
  Total................................................. $    8  $    2  $    97
                                                          ======  ======  =======
 Industry:
  Financial services industry:
    Perpetual hybrid securities......................... $    6  $   --  $    72
    Common and remaining non-redeemable preferred stock.     --      --        3
                                                          ------  ------  -------
      Total financial services industry.................      6      --       75
  Other industries......................................      2       2       22
                                                          ------  ------  -------
      Total............................................. $    8  $    2  $    97
                                                          ======  ======  =======

CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME
(LOSS)

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   -----------------------
                                                                                      2011         2010
                                                                                   ---------    ---------
                                                                                       (IN MILLIONS)
Balance, at January 1,............................................................ $      63    $     213
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired.......................................................................         6           11
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired.......................................................................        17           10
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI........................................       (7)          (67)
 Securities de-recognized in connection with the adoption of new guidance related
   to the consolidation of VIEs...................................................        --         (100)
 Securities impaired to net present value of expected future cash flows...........       (22)          (1)
 Increases in cash flows -- accretion of previous credit loss OTTI................        (2)          (3)
                                                                                     ---------   ---------
Balance, at December 31,.......................................................... $      55    $      63
                                                                                     =========   =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                             ---------------------------
                                                               2011     2010      2009
                                                             -------- --------  --------
                                                                    (IN MILLIONS)
Investment income:
Fixed maturity securities................................... $  2,147 $  2,120  $  2,094
Equity securities...........................................       10       16        27
Other securities -- FVO general account securities (1)......        1       --        --
Mortgage loans..............................................      347      301       239
Policy loans................................................       63       67        80
Real estate and real estate joint ventures..................       24      (24)     (120)
Other limited partnership interests.........................      176      190        17
Cash, cash equivalents and short-term investments...........        5        9        16
International joint ventures................................        4       (6)       (4)
Other.......................................................        3        3        (2)
                                                             -------- --------  --------
   Subtotal.................................................    2,780    2,676     2,347
 Less: Investment expenses..................................      100       97       109
                                                             -------- --------  --------
   Subtotal, net............................................    2,680    2,579     2,238
                                                             -------- --------  --------
Other securities -- FVO contractholder-directed unit-linked
  investments (1)...........................................       71      167        97
FVO CSEs -- Commercial mortgage loans.......................      332      411        --
                                                             -------- --------  --------
   Subtotal.................................................      403      578        97
                                                             -------- --------  --------
     Net investment income.................................. $  3,083 $  3,157  $  2,335
                                                             ======== ========  ========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Other securities - FVO general account securities.......... $    2  $   -- $   1
Other securities - FVO contractholder-directed unit-linked
  investments.............................................. $  (11) $  121 $  89

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and service charges included in the table above.

  SECURITIES LENDING

   As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Elements of the securities lending program are presented below at:

                                                           DECEMBER 31,
                                                        -------------------
                                                          2011      2010
                                                        --------- ---------
                                                           (IN MILLIONS)
    Securities on loan: (1)
     Amortized cost.................................... $   5,307 $   6,992
     Estimated fair value.............................. $   6,451 $   7,054
    Cash collateral on deposit from counterparties (2). $   6,456 $   7,138
    Security collateral on deposit from counterparties. $     137 $      --
    Reinvestment portfolio -- estimated fair value..... $   6,295 $   6,916

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

   Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

  INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

   Invested assets on deposit and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents and fixed maturity securities and at carrying value for mortgage loans.

                                                                DECEMBER 31,
                                                               ---------------
                                                                2011    2010
                                                               ------- -------
                                                                (IN MILLIONS)

  Invested assets on deposit (1).............................. $    51 $    55
  Invested assets pledged as collateral (2)...................     897     525
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   948 $   580
                                                               ======= =======

--------
(1)The Company has invested assets on deposit with regulatory agencies consisting primarily of fixed maturity securities.

(2)The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding agreements (see Note 7), and derivative transactions (see
   Note 3).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                         DECEMBER 31,
                                         -------------------------------------------
                                                  2011                   2010
                                         --------------------   --------------------
                                           CARRYING      % OF     CARRYING      % OF
                                             VALUE       TOTAL      VALUE       TOTAL
                                         -------------  -----   -------------  -----
                                         (IN MILLIONS)          (IN MILLIONS)
Mortgage loans:
 Commercial.............................    $    5,390   55.0 %   $     4,635   36.4 %
 Agricultural...........................         1,333   13.6           1,342   10.6
                                            ----------  -----     -----------  -----
   Subtotal.............................         6,723   68.6           5,977   47.0
 Valuation allowances...................           (61)  (0.6)            (87)  (0.7)
                                            ----------  -----     -----------  -----
   Subtotal mortgage loans, net.........         6,662   68.0           5,890   46.3
 Commercial mortgage loans held by CSEs.         3,138   32.0           6,840   53.7
                                            ----------  -----     -----------  -----
   Total mortgage loans, net............    $    9,800  100.0 %   $    12,730  100.0 %
                                            ==========  =====     ===========  =====

   See "-- Variable Interest Entities" for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated mortgage loans included in the table above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                    COMMERCIAL AGRICULTURAL    TOTAL
                                                    ---------- ------------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      5,367         1,333      6,700
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      5,390         1,333      6,723
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         15            --         15
  Non-specifically identified credit losses........         43             3         46
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         58             3         61
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    5,332    $    1,330 $    6,662
                                                    ==========    ========== ==========

DECEMBER 31, 2010:
Mortgage loans:
  Evaluated individually for credit losses......... $       23    $       -- $       23
  Evaluated collectively for credit losses.........      4,612         1,342      5,954
                                                    ----------    ---------- ----------
    Total mortgage loans...........................      4,635         1,342      5,977
                                                    ----------    ---------- ----------
Valuation allowances:
  Specific credit losses...........................         23            --         23
  Non-specifically identified credit losses........         61             3         64
                                                    ----------    ---------- ----------
    Total valuation allowances.....................         84             3         87
                                                    ----------    ---------- ----------
     Mortgage loans, net of valuation allowance.... $    4,551    $    1,339 $    5,890
                                                    ==========    ========== ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables present the changes in the valuation allowance, by portfolio segment:

                                       MORTGAGE LOAN VALUATION ALLOWANCES
                                     -------------------------------------
                                      COMMERCIAL  AGRICULTURAL    TOTAL
                                     -----------  ------------ -----------
                                                 (IN MILLIONS)
     Balance at January 1, 2009..... $        44    $        2 $        46
     Provision (release)............          35             1          36
     Charge-offs, net of recoveries.          (5)           --          (5)
                                     -----------    ---------- -----------
     Balance at December 31, 2009...          74             3          77
     Provision (release)............          16            --          16
     Charge-offs, net of recoveries.          (6)           --          (6)
                                     -----------    ---------- -----------
     Balance at December 31, 2010...          84             3          87
     Provision (release)............         (26)           --         (26)
     Charge-offs, net of recoveries.          --            --          --
                                     -----------    ---------- -----------
     Balance at December 31, 2011... $        58    $        3 $        61
                                     ===========    ========== ===========

   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                         COMMERCIAL
                       -----------------------------------------------------------------------------
                                       RECORDED INVESTMENT
                       --------------------------------------------------
                        DEBT SERVICE COVERAGE RATIOS
                       ------------------------------                         ESTIMATED
                       > 1.20X  1.00X - 1.20X < 1.00X  TOTAL   % OF TOTAL    FAIR VALUE   % OF TOTAL
                       -------- ------------- ------- -------- ----------   ------------- ----------
                                    (IN MILLIONS)                           (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $  3,324    $      135  $  210 $  3,669       68.1 %      $  3,888       69.9 %
65% to 75%............      719            54      52      825       15.3             852       15.3
76% to 80%............      199            --      26      225        4.2             221        4.0
Greater than 80%......      452           181      38      671       12.4             602       10.8
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,694    $      370  $  326 $  5,390      100.0 %      $  5,563      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $  2,051    $       11  $   34 $  2,096       45.2 %      $  2,196       47.1 %
65% to 75%............      824            99     148    1,071       23.1           1,099       23.6
76% to 80%............      301            29       7      337        7.3             347        7.4
Greater than 80%......      828           163     140    1,131       24.4           1,018       21.9
                       --------    ----------  ------ --------      -----        --------      -----
 Total................ $  4,004    $      302  $  329 $  4,635      100.0 %      $  4,660      100.0 %
                       ========    ==========  ====== ========      =====        ========      =====

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

   Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2011 and 2010.

                                             AGRICULTURAL
                              -----------------------------------------
                                             DECEMBER 31,
                              -----------------------------------------
                                      2011                  2010
                              -------------------   -------------------
                                RECORDED     % OF     RECORDED     % OF
                               INVESTMENT    TOTAL   INVESTMENT    TOTAL
                              ------------- -----   ------------- -----
                              (IN MILLIONS)         (IN MILLIONS)
       Loan-to-value ratios:
       Less than 65%.........      $  1,129  84.7 %      $  1,289  96.0 %
       65% to 75%............           142  10.7              53   4.0
       76% to 80%............            62   4.6              --    --
                                   -------- -----        -------- -----
        Total................      $  1,333 100.0 %      $  1,342 100.0 %
                                   ======== =====        ======== =====

   Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The recorded investment in mortgage loans, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

                                                     GREATER THAN 90 DAYS PAST DUE
                           PAST DUE                     STILL ACCRUING INTEREST                NONACCRUAL STATUS
              ----------------------------------- ----------------------------------- -----------------------------------
              DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010 DECEMBER 31, 2011 DECEMBER 31, 2010
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (IN MILLIONS)
Commercial...       $        --      $         --       $        --       $        --       $        --      $          1
Agricultural.                --                 7                --                --                --                 6
                    -----------      ------------       -----------       -----------       -----------      ------------
 Total.......       $        --      $          7       $        --       $        --       $        --      $          7
                    ===========      ============       ===========       ===========       ===========      ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Impaired Mortgage Loans. The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

                                                IMPAIRED MORTGAGE LOANS
                    --------------------------------------------------------------------------------
                                                                LOANS WITHOUT
                        LOANS WITH A VALUATION ALLOWANCE     A VALUATION ALLOWANCE ALL IMPAIRED LOANS
                    ---------------------------------------- --------------------  ------------------
                     UNPAID                                   UNPAID                UNPAID
                    PRINCIPAL  RECORDED  VALUATION  CARRYING PRINCIPAL   RECORDED  PRINCIPAL CARRYING
                     BALANCE  INVESTMENT ALLOWANCES  VALUE    BALANCE   INVESTMENT  BALANCE   VALUE
                    --------- ---------- ---------- -------- ---------  ---------- --------- --------
                                                      (IN MILLIONS)
DECEMBER 31, 2011:
Commercial.........   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
Agricultural.......        --         --         --       --        --          --        --       --
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      15 $      8   $    15   $      15   $    38  $    23
                      =======  =========  ========= ========   =======   =========   =======  =======
DECEMBER 31, 2010:
Commercial.........   $    23  $      23  $      23 $     --   $    --   $      --   $    23  $    --
Agricultural.......        --         --         --       --         7           7         7        7
                      -------  ---------  --------- --------   -------   ---------   -------  -------
 Total.............   $    23  $      23  $      23 $     --   $     7   $       7   $    30  $     7
                      =======  =========  ========= ========   =======   =========   =======  =======

   Unpaid principal balance is generally prior to any charge-offs.

   The average investment in impaired mortgage loans, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, and for all mortgage loans for the year ended December 31, 2009 was:

                                                  IMPAIRED MORTGAGE LOANS
                                       ----------------------------------------------
                                       AVERAGE INVESTMENT INTEREST INCOME RECOGNIZED
                                       ------------------ ---------------------------
                                                           CASH BASIS   ACCRUAL BASIS
                                                          ------------- -------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
 Commercial...........................    $            29    $        2   $        --
 Agricultural.........................                  4            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            33    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
 Commercial...........................    $            45    $        2   $        --
 Agricultural.........................                 13            --            --
                                          ---------------    ----------   -----------
   Total..............................    $            58    $        2   $        --
                                          ===============    ==========   ===========
FOR THE YEAR ENDED DECEMBER 31, 2009..    $            32    $        2   $        --
                                          ===============    ==========   ===========

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one commercial mortgage loan modified during the period in a troubled debt restructuring with a pre-modification and post-modification carrying value of $15 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

   Real estate investments by type consisted of the following:

                                                                  DECEMBER 31,
                                                   -----------------------------------------
                                                           2011                  2010
                                                   -------------------   -------------------
                                                     CARRYING     % OF     CARRYING     % OF
                                                       VALUE      TOTAL      VALUE      TOTAL
                                                   ------------- -----   ------------- -----
                                                   (IN MILLIONS)         (IN MILLIONS)
Traditional.......................................  $      208    41.4 %   $    105     21.0 %
Real estate joint ventures and funds..............         293    58.2          368     73.4
                                                    ----------   -----     --------    -----
 Real estate and real estate joint ventures.......         501    99.6          473     94.4
Foreclosed (commercial and agricultural)..........           2     0.4           28      5.6
                                                    ----------   -----     --------    -----
 Total real estate and real estate joint ventures.  $      503   100.0 %   $    501    100.0 %
                                                    ==========   =====     ========    =====

   The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a lesser extent, joint ventures with interests in single property income-producing real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

   Properties acquired through foreclosure were $5 million and $28 million for the years ended December 31, 2011 and 2010, respectively, and include commercial and agricultural properties. There were no properties acquired through foreclosure for the year ended 2009. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

   The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $27 million and $22 million at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $5 million, $4 million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Impairments recognized on real estate and real estate joint ventures were $1 million, $20 million and $61 million for the years ended December 31, 2011, 2010 and 2009, respectively. There was no real estate held-for-sale at December 31, 2011 and 2010. The carrying value of non-income producing real estate was $4 million and $5 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER LIMITED PARTNERSHIP INTERESTS

   The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $1.7 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $409 million and $380 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $2 million, $11 million and $66 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.0 billion as of December 31, 2011. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.0 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income. Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $173.1 billion and $134.3 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $13.7 billion and $12.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $7.1 billion, $14.0 billion and $13.4 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER INVESTED ASSETS

   The following table presents the carrying value of the Company's other invested assets by type at:

                                                                             DECEMBER 31,
                                                              -----------------------------------------
                                                                      2011                  2010
                                                              -------------------   -------------------
                                                                CARRYING     % OF     CARRYING     % OF
                                                                  VALUE      TOTAL      VALUE      TOTAL
                                                              ------------- -----   ------------- -----
                                                              (IN MILLIONS)         (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.    $    2,766  82.0 %    $    1,520  88.6 %
Loans to affiliates..........................................           430  12.8              --    --
Leveraged leases, net of non-recourse debt...................            64   1.9              56   3.3
Tax credit partnerships......................................            61   1.8              92   5.3
Joint venture investments....................................            52   1.5              46   2.7
Other........................................................            --    --               2   0.1
                                                                 ---------- -----      ---------- -----
 Total.......................................................    $    3,373 100.0 %    $    1,716 100.0 %
                                                                 ========== =====      ========== =====

   See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. See "-- Leveraged Leases" for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. Joint venture investments are accounted for under the equity method and represent the Company's investment in insurance underwriting joint ventures in China.

  Leveraged Leases

   Investment in leveraged leases, included in other invested assets, consisted of the following:

                                                  DECEMBER 31,
                                                  ------------
                                                   2011   2010
                                                  -----  -----
                                                  (IN MILLIONS)
                 Rental receivables, net......... $  92  $  92
                 Estimated residual values.......    14     14
                                                  -----  -----
                  Subtotal.......................   106    106
                 Unearned income.................   (42)   (50)
                                                  -----  -----
                  Investment in leveraged leases. $  64  $  56
                                                  =====  =====

   Rental receivables are generally due in periodic installments. The remaining payment periods were 21 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $35 million and $4 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

                                                                              YEARS ENDED DECEMBER 31,
                                                                            --------------------------
                                                                             2011      2010    2009
                                                                            ------     -----   -----
                                                                                  (IN MILLIONS)
Net income from investment in leveraged leases............................. $    8     $  --   $  --
Less: Income tax expense on leveraged leases...............................     (3)       --      --
                                                                               ------    -----   -----
Net investment income after income tax from investment in leveraged leases. $    5     $  --   $  --
                                                                               ======    =====   =====

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $583 million and $1.8 billion at December 31, 2011 and 2010, respectively.

  PURCHASED CREDIT IMPAIRED INVESTMENTS

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The table below presents the purchased credit impaired fixed maturity securities held at:

                                                          DECEMBER 31,
                                                          ------------
                                                           2011   2010
                                                          ------  -----
                                                          (IN MILLIONS)
          Outstanding principal and interest balance (1). $  560  $  20
          Carrying value (2)............................. $  418  $  19

--------
(1)Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents information about purchased credit impaired fixed maturity securities acquired during the periods, as of their respective acquisition dates:

                                                             DECEMBER 31,
                                                             ------------
                                                              2011   2010
                                                             ------  -----
                                                             (IN MILLIONS)
       Contractually required payments (including interest). $  882  $  24
       Cash flows expected to be collected (1).............. $  761  $  24
       Fair value of investments acquired................... $  449  $  19

--------
(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on purchased credit impaired fixed maturity securities for:

                                                            DECEMBER 31,
                                                            -------------
                                                             2011   2010
                                                            ------  -----
                                                            (IN MILLIONS)
       Accretable yield, January 1,........................ $    5  $  --
       Investments purchased...............................    312      5
       Accretion recognized in earnings....................     (9)    --
       Reclassification (to) from nonaccretable difference.     12     --
                                                            ------  -----
       Accretable yield, December 31,...................... $  320  $   5
                                                            ======  =====

  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                   DECEMBER 31,
                                                                 -----------------
                                                                   2011     2010
                                                                 -------- --------
                                                                   (IN MILLIONS)
CONSOLIDATED SECURITIZATION ENTITIES: (1)
ASSETS:
 Mortgage loans held-for-investment (commercial mortgage loans). $  3,138 $  6,840
 Accrued investment income......................................       14       31
                                                                 -------- --------
   Total assets................................................. $  3,152 $  6,871
                                                                 ======== ========
LIABILITIES:
 Long-term debt................................................. $  3,065 $  6,773
 Other liabilities..............................................       14       31
                                                                 -------- --------
   Total liabilities............................................ $  3,079 $  6,804
                                                                 ======== ========

--------
(1)The Company consolidates former QSPEs that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in the former QSPEs of $59 million and $64 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented above bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $322 million and $402 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt.

   The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                              DECEMBER 31,
                                               -------------------------------------------
                                                       2011                  2010
                                               --------------------- ---------------------
                                                           MAXIMUM               MAXIMUM
                                               CARRYING   EXPOSURE   CARRYING   EXPOSURE
                                                AMOUNT   TO LOSS (1)  AMOUNT   TO LOSS (1)
                                               --------- ----------- --------- -----------
                                                              (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS(2)...................................... $   6,494   $   6,494 $   6,956   $   6,956
 CMBS(2)......................................     2,227       2,227     2,277       2,277
 ABS(2).......................................     1,878       1,878     1,622       1,622
 U.S. corporate securities....................       424         424       336         336
 Foreign corporate securities.................       234         234       348         348
Other limited partnership interests...........     1,302       1,982     1,192       1,992
Real estate joint ventures....................        22          26        10          35
                                               ---------   --------- ---------   ---------
   Total...................................... $  12,581   $  13,265 $  12,741   $  13,566
                                               =========   ========= =========   =========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                      2011     2010     2009
                                                                     ------- -------- --------
                                                                           (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $    -- $    582 $    717
Amortized cost of assets transferred to affiliates.................. $    -- $    533 $    769
Net investment gains (losses) recognized on transfers............... $    -- $     49 $    (52)
Estimated fair value of invested assets transferred from affiliates. $    33 $     46 $    143

   During 2011 and 2009, the Company loaned $110 million and $200 million, respectively, to wholly-owned real estate subsidiaries of an affiliate, Metropolitan Life Insurance Company, which are included in mortgage loans. The carrying value of these loans was $307 million and $199 million at December 31, 2011, and 2010, respectively. The 2011 loan of $110 million bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. Of the amount loaned in 2009, $140 million bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. The remaining $60 million bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. The loans to affiliates are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these loans was $14 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

   During 2011, the Company issued loans totaling $430 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loans of $305 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $8 million for the year ended December 31, 2011.

   The Company receives investment administrative services from an affiliate. These investment administrative service charges were $67 million, $56 million and $47 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had affiliated net investment income of less than $1 million, ($2) million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3. DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

  PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

   The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                    DECEMBER 31,
                                            -------------------------------------------------------------
                                                         2011                           2010
                                            ------------------------------ ------------------------------
                                                         ESTIMATED FAIR                 ESTIMATED FAIR
                                                           VALUE (1)                      VALUE (1)
PRIMARY UNDERLYING                          NOTIONAL  -------------------- NOTIONAL  --------------------
RISK EXPOSURE          INSTRUMENT TYPE       AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
------------------  ----------------------- --------- -------- ----------- --------- -------- -----------
                                                                    (IN MILLIONS)
Interest rate       Interest rate swaps.... $  13,074 $  1,418    $    427 $   9,102 $    658    $    252
                    Interest rate floors...     7,986      330         152     7,986      127          62
                    Interest rate caps.....    10,133       19          --     7,158       29           1
                    Interest rate futures..     3,766       10           1     1,966        5           7
                    Interest rate forwards.       620      128          --       695       --          71
Foreign currency    Foreign currency swaps.     1,792      297          62     2,561      585          68
                    Foreign currency
                      forwards.............       149        9          --       151        4           1
Credit              Credit default swaps...     2,426       18          28     1,324       15          22
Equity market       Equity futures.........     1,007        4          --        93       --          --
                    Equity options.........     2,111      482          --       733       77          --
                    Variance swaps.........     2,430       51           8     1,081       20           8
                    Total rate of return
                      swaps................       129       --           2        --       --          --
                                            --------- --------    -------- --------- --------    --------
                     Total................. $  45,623 $  2,766    $    680 $  32,850 $  1,520    $    492
                                            ========= ========    ======== ========= ========    ========

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                   REMAINING LIFE
                            ------------------------------------------------------------
                                                        AFTER FIVE
                                        AFTER ONE YEAR     YEARS
                            ONE YEAR OR  THROUGH FIVE   THROUGH TEN  AFTER TEN
                               LESS         YEARS          YEARS       YEARS     TOTAL
                            ----------- -------------- ------------- --------- ---------
                                                       (IN MILLIONS)
Interest rate swaps........ $      901   $     3,589    $    2,976   $  5,608  $  13,074
Interest rate floors.......         --         6,936         1,050         --      7,986
Interest rate caps.........      1,750         7,880           503         --     10,133
Interest rate futures......      3,766            --            --         --      3,766
Interest rate forwards.....        210           410            --         --        620
Foreign currency swaps.....        523           599           281        389      1,792
Foreign currency forwards..        149            --            --         --        149
Credit default swaps.......         12         2,414            --         --      2,426
Equity futures.............      1,007            --            --         --      1,007
Equity options.............         75         1,011         1,025         --      2,111
Variance swaps.............        270         1,086         1,074         --      2,430
Total rate of return swaps.        129            --            --         --        129
                            ----------   -----------    ----------   --------  ---------
 Total..................... $    8,792   $    23,925    $    6,909   $  5,997  $  45,623
                            ==========   ===========    ==========   ========  =========

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table. The Company utilizes basis swaps in non-qualifying hedging relationships.

   Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps in the preceding table. The Company utilizes inflation swaps in non-qualifying hedging relationships.

   Implied volatility swaps are used by the Company primarily as economic hedges of interest rate risk associated with the Company's investments in mortgage-backed securities. In an implied volatility swap, the Company exchanges fixed payments for floating payments that are linked to certain market volatility measures. If implied volatility rises, the floating payments that the Company receives will increase, and if implied volatility falls, the floating payments that the Company receives will decrease. Implied volatility swaps are included in interest rate swaps in the preceding table. The Company utilizes implied volatility swaps in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   The Company writes covered call options on its portfolio of U.S. Treasury securities as an income generation strategy. In a covered call transaction, the Company receives a premium at the inception of the contract in exchange for giving the derivative counterparty the right to purchase the referenced security from the Company at a predetermined price. The call option is "covered" because the Company owns the referenced security over the term of the option. Covered call options are included in interest rate options. The Company utilizes covered call options in non-qualifying hedging relationships.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow and non-qualifying hedging relationships.

   Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

   In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow, and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in variance swaps in the preceding table. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

   Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  HEDGING

   The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                     DECEMBER 31,
                                               ---------------------------------------------------------
                                                           2011                         2010
                                               ----------------------------- ---------------------------
                                                              ESTIMATED                   ESTIMATED
                                                              FAIR VALUE                  FAIR VALUE
                                                NOTIONAL  ------------------ NOTIONAL ------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
---------------------------------------------   --------  ------ ----------- -------- ------ -----------
                                                                     (IN MILLIONS)
        Fair value hedges:
         Foreign currency swaps............... $      598 $  188     $    19 $    787 $  334    $     18
         Interest rate swaps..................        311     35           6      193     11          15
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................        909    223          25      980    345          33
                                               ---------- ------     ------- -------- ------    --------
        Cash flow hedges:
         Foreign currency swaps...............        445     31          12      295     15          11
         Interest rate swaps..................        355     96          --      575      1          45
         Interest rate forwards...............        620    128          --      695     --          71
                                               ---------- ------     ------- -------- ------    --------
           Subtotal...........................      1,420    255          12    1,565     16         127
                                               ---------- ------     ------- -------- ------    --------
           Total qualifying hedges............ $    2,329 $  478     $    37 $  2,545 $  361    $    160
                                               ========== ======     ======= ======== ======    ========

   The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                           DECEMBER 31,
                                   -------------------------------------------------------------
                                                2011                           2010
                                   ------------------------------ ------------------------------
                                                  ESTIMATED                      ESTIMATED
                                                  FAIR VALUE                     FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT  NOTIONAL  -------------------- NOTIONAL  --------------------
QUALIFYING AS HEDGING INSTRUMENTS   AMOUNT    ASSETS  LIABILITIES  AMOUNT    ASSETS  LIABILITIES
---------------------------------  --------- -------- ----------- --------- -------- -----------
                                                           (IN MILLIONS)
 Interest rate swaps.............. $  12,408 $  1,287    $    421 $   8,334 $    646    $    192
 Interest rate floors.............     7,986      330         152     7,986      127          62
 Interest rate caps...............    10,133       19          --     7,158       29           1
 Interest rate futures............     3,766       10           1     1,966        5           7
 Foreign currency swaps...........       749       78          31     1,479      236          39
 Foreign currency forwards........       149        9          --       151        4           1
 Credit default swaps.............     2,426       18          28     1,324       15          22
 Equity futures...................     1,007        4          --        93       --          --
 Equity options...................     2,111      482          --       733       77          --
 Variance swaps...................     2,430       51           8     1,081       20           8
 Total rate of return swaps.......       129       --           2        --       --          --
                                   --------- --------    -------- --------- --------    --------
  Total non-designated or
    non-qualifying derivatives.... $  43,294 $  2,288    $    643 $  30,305 $  1,159    $    332
                                   ========= ========    ======== ========= ========    ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET DERIVATIVE GAINS (LOSSES)

   The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011    2010      2009
                                                -------- ------  ---------
                                                       (IN MILLIONS)
    Derivatives and hedging gains (losses) (1). $    846 $  (74) $    (717)
    Embedded derivatives.......................      273    132       (314)
                                                -------- ------  ---------
     Total net derivative gains (losses)....... $  1,119 $   58  $  (1,031)
                                                ======== ======  =========

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives for the:

                                                       YEARS ENDED DECEMBER 31,
                                                       ---------------------
                                                        2011      2010   2009
                                                       -------   ------ ------
                                                           (IN MILLIONS)
  Qualifying hedges:
   Net investment income.............................. $     2   $    2 $   (1)
   Interest credited to policyholder account balances.      41       37     40
  Non-qualifying hedges:
   Net derivative gains (losses)......................      83        6     (8)
                                                       -------   ------ ------
     Total............................................ $   126   $   45 $   31
                                                       =======   ====== ======

  FAIR VALUE HEDGES

   The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
(ii) interest rate swaps to convert fixed rate liabilities to floating rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table represents the amount of such net derivative gains (losses):

                                                       NET DERIVATIVE   NET DERIVATIVE  INEFFECTIVENESS
                                                       GAINS (LOSSES)   GAINS (LOSSES)   RECOGNIZED IN
DERIVATIVES IN FAIR VALUE  HEDGED ITEMS IN FAIR VALUE    RECOGNIZED     RECOGNIZED FOR  NET DERIVATIVE
HEDGING RELATIONSHIPS        HEDGING RELATIONSHIPS     FOR DERIVATIVES   HEDGED ITEMS   GAINS (LOSSES)
-------------------------  --------------------------  ---------------  --------------  ---------------
                                                                         (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps:       Fixed maturity securities..      $       (7)     $        5       $       (2)
                           PABs (1)...................              36             (38)              (2)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (52)             30              (22)
                                                            ----------      ----------       ----------
 Total...............................................       $      (23)     $       (3)      $      (26)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps:       Fixed maturity securities..      $       (1)     $        1       $       --
                           PABs (1)...................             (13)              8               (5)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             (38)             14              (24)
                                                            ----------      ----------       ----------
 Total...............................................       $      (52)     $       23       $      (29)
                                                            ==========      ==========       ==========

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps:       Fixed maturity securities..      $        6      $       (6)      $       --
                           PABs (1)...................              (8)              4               (4)
Foreign currency swaps:    Foreign-denominated
                           PABs (2)...................             111            (117)              (6)
                                                            ----------      ----------       ----------
 Total...............................................       $      109      $     (119)      $      (10)
                                                            ==========      ==========       ==========

--------
(1)Fixed rate liabilities.

(2)Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  CASH FLOW HEDGES

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (ii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments;
(iii) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments; and (iv) interest rate swaps to convert floating rate investments to fixed rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

related to such discontinued cash flow hedges was $1 million. The net amount reclassified into net derivative gains (losses) for the year ended December 31, 2010 related to such discontinued cash flow hedges was insignificant. There were no amounts reclassified into net derivative gains (losses) for the year ended December 31, 2009 related to such discontinued cash flow hedges.

   At December 31, 2011 and 2010, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

   The following table presents the components of accumulated other comprehensive income (loss), before income tax, related to cash flow hedges:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                       ----------------------
                                                                                        2011      2010    2009
                                                                                       ------   -------  -----
                                                                                            (IN MILLIONS)
Accumulated other comprehensive income (loss), balance at January 1,.................. $ (109)  $    (1) $  20
Gains (losses) deferred in other comprehensive income (loss) on the effective portion
  of cash flow hedges.................................................................    357      (107)   (44)
Amounts reclassified to net derivative gains (losses).................................     (9)       (1)    23
                                                                                       ------   -------  -----
Accumulated other comprehensive income (loss), balance at December 31,................ $  239   $  (109) $  (1)
                                                                                       ======   =======  =====

   At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                             AMOUNT OF GAINS           AMOUNT AND LOCATION
                            (LOSSES) DEFERRED           OF GAINS (LOSSES)              AMOUNT AND LOCATION
                          IN ACCUMULATED OTHER          RECLASSIFIED FROM               OF GAINS (LOSSES)
DERIVATIVES IN CASH FLOW  COMPREHENSIVE INCOME   ACCUMULATED OTHER COMPREHENSIVE   RECOGNIZED IN INCOME (LOSS)
HEDGING RELATIONSHIPS     (LOSS) ON DERIVATIVES  INCOME (LOSS) INTO INCOME (LOSS)        ON DERIVATIVES
------------------------  ---------------------  --------------------------------  ---------------------------
                                                                                    (INEFFECTIVE PORTION AND
                                                                                      AMOUNT EXCLUDED FROM
                           (EFFECTIVE PORTION)         (EFFECTIVE PORTION)           EFFECTIVENESS TESTING)
                          ---------------------  --------------------------------  ---------------------------
                                                          NET DERIVATIVE                 NET DERIVATIVE
                                                          GAINS (LOSSES)                 GAINS (LOSSES)
                                                 --------------------------------  ---------------------------
                                                          (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps......      $            132        $                        1        $                  --
Foreign currency swaps...                    17                                (2)                          --
Interest rate forwards...                   208                                 9                            1
Credit forwards..........                    --                                 1                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            357        $                        9        $                   1
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps......      $            (44)       $                       --        $                  --
Foreign currency swaps...                    (6)                               (3)                          --
Interest rate forwards...                   (71)                                4                           (1)
Credit forwards..........                    14                                --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $           (107)       $                        1        $                  (1)
                               ================        ==========================        =====================

FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps......      $             --        $                       --        $                  --
Foreign currency swaps...                   (58)                              (36)                          --
Interest rate forwards...                    17                                13                           --
Credit forwards..........                    (3)                               --                           --
                               ----------------        --------------------------        ---------------------
 Total...................      $            (44)       $                      (23)       $                  --
                               ================        ==========================        =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

   The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps, implied volatility swaps, caps and floors and interest rate futures to economically hedge its exposure to interest rates; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options, interest rate futures, TRRs and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) interest rate forwards to buy and sell securities to economically hedge its exposure to interest rates;
(vii) basis swaps to better match the cash flows of assets and related liabilities; (viii) inflation swaps to reduce risk generated from inflation-indexed liabilities; (ix) covered call options for income generation; and (x) equity options to economically hedge certain invested assets against adverse changes in equity indices.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                          NET       POLICYHOLDER
                                       NET DERIVATIVE  INVESTMENT     BENEFITS
                                       GAINS (LOSSES)  INCOME (1)  AND CLAIMS (2)
                                       --------------  ----------  --------------
                                                      (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
  Interest rate swaps.................   $        511   $      --     $        --
  Interest rate floors................            114          --              --
  Interest rate caps..................            (41)         --              --
  Interest rate futures...............            118          --              --
  Equity futures......................            (70)         --              (4)
  Foreign currency swaps..............             27          --              --
  Foreign currency forwards...........             --          --              --
  Equity options......................             82          (7)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             (1)         --              --
  Variance swaps......................             33          --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        773   $      (7)    $        (4)
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2010:
  Interest rate swaps.................   $         51   $      --     $        --
  Interest rate floors................             20          --              --
  Interest rate caps..................             (9)         --              --
  Interest rate futures...............            (22)         --              --
  Equity futures......................            (12)         --              --
  Foreign currency swaps..............            (31)         --              --
  Foreign currency forwards...........              2          --              --
  Equity options......................            (30)         (7)             --
  Interest rate options...............             (3)         --              --
  Interest rate forwards..............              1          --              --
  Variance swaps......................             (6)         --              --
  Credit default swaps................             --          --              --
                                         ------------   ---------     -----------
    Total.............................   $        (39)  $      (7)    $        --
                                         ============   =========     ===========
FOR THE YEAR ENDED DECEMBER 31, 2009:
  Interest rate swaps.................   $       (149)  $      --     $        --
  Interest rate floors................           (265)         --              --
  Interest rate caps..................              4          --              --
  Interest rate futures...............            (37)         --              --
  Equity futures......................            (71)         --              --
  Foreign currency swaps..............             (3)         --              --
  Foreign currency forwards...........             (4)         --              --
  Equity options......................           (121)         (1)             --
  Interest rate options...............             --          --              --
  Interest rate forwards..............             --          --              --
  Variance swaps......................            (40)         --              --
  Credit default swaps................            (50)         --              --
                                         ------------   ---------     -----------
    Total.............................   $       (736)  $      (1)    $        --
                                         ============   =========     ===========

--------
(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT DERIVATIVES

   In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.1 billion and $912 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $11 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $13 million to terminate all of these contracts.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                                    DECEMBER 31,
                                                   ------------------------------------------------------------------------------
                                                                    2011                                    2010
                                                   --------------------------------------- --------------------------------------
                                                                  MAXIMUM                                MAXIMUM
                                                   ESTIMATED       AMOUNT                  ESTIMATED      AMOUNT
                                                   FAIR VALUE    OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                                   OF CREDIT   PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF REFERENCED             DEFAULT    CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
CREDIT OBLIGATIONS (1)                               SWAPS       SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
-------------------------------------------------  ----------  -------------- ------------ ---------- -------------- ------------
                                                         (IN MILLIONS)                           (IN MILLIONS)
Aaa/Aa/A
Single name credit default swaps (corporate)......   $      2    $        212          4.3    $     1   $         45          3.6
Credit default swaps referencing indices..........         --             661          3.1         11            679          3.7
                                                     --------    ------------                 -------   ------------
Subtotal..........................................          2             873          3.4         12            724          3.7
                                                     --------    ------------                 -------   ------------
Baa
Single name credit default swaps (corporate)......         (6)            434          4.6         --              5          3.0
Credit default swaps referencing indices..........         (7)            793          4.8          1            183          5.0
                                                     --------    ------------                 -------   ------------
Subtotal..........................................        (13)          1,227          4.7          1            188          5.0
                                                     --------    ------------                 -------   ------------
Total.............................................   $    (11)   $      2,100          4.2    $    13   $        912          4.0
                                                     ========    ============                 =======   ============

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CREDIT RISK ON FREESTANDING DERIVATIVES

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

   The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

   The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $1.6 billion and $965 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. At December 31, 2011 and 2010, the Company had received collateral consisting of various securities with a fair market value of $315 million and $3 million, respectively, which were held in separate custodial accounts. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2011, none of the collateral had been sold or repledged.

   The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                        ESTIMATED
                                      FAIR VALUE OF
                                        COLLATERAL       FAIR VALUE OF INCREMENTAL
                                      PROVIDED: (2)      COLLATERAL PROVIDED UPON:
                                      -------------- ----------------------------------
                                                                   DOWNGRADE IN THE
                                                     ONE NOTCH COMPANY'S CREDIT RATING
                                                     DOWNGRADE TO A LEVEL THAT TRIGGERS
                       ESTIMATED                      IN THE        FULL OVERNIGHT
                   FAIR VALUE (1) OF                 COMPANY'S   COLLATERALIZATION OR
                   DERIVATIVES IN NET FIXED MATURITY  CREDIT        TERMINATION OF
                   LIABILITY POSITION   SECURITIES    RATING   THE DERIVATIVE POSITION
                   ------------------ -------------- --------- ------------------------
                                              (IN MILLIONS)
DECEMBER 31, 2011.    $            14    $         9 $       1      $                10
DECEMBER 31, 2010.    $            96    $        58 $      11      $                62

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At both December 31, 2011 and 2010, the Company did not provide any cash collateral.

   Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $143 million. At December 31, 2011, the Company provided securities collateral of $9 million in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $134 million. This amount does not consider gross derivative assets of $129 million for which the Company has the contractual right of offset.

   The Company also has exchange-traded futures, which may require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011 and 2010, the Company provided cash collateral for exchange-traded futures of $140 million and $25 million, respectively, which is included in premiums, reinsurance and other receivables.

  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; ceded reinsurance written on a funds withheld basis; and options embedded in debt or equity securities.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                              ----------------
                                                                2011     2010
                                                              --------  ------
                                                                (IN MILLIONS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits.......................... $  2,815  $  936
  Options embedded in debt or equity securities..............       (2)     (2)
                                                              --------  ------
    Net embedded derivatives within asset host contracts..... $  2,813  $  934
                                                              ========  ======
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits......................... $  1,363  $  254
  Assumed guaranteed minimum benefits........................        4      --
  Funds withheld on ceded reinsurance........................      416       5
                                                              --------  ------
    Net embedded derivatives within liability host contracts. $  1,783  $  259
                                                              ========  ======

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                 YEARS ENDED DECEMBER 31,
                                                 ---------------------
                                                  2011     2010    2009
                                                 ------   ------ -------
                                                     (IN MILLIONS)
         Net derivative gains (losses) (1), (2). $  273   $  132 $  (314)

--------
(1)The valuation of direct and assumed guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $354 million, ($153) million and ($567) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($476) million, $210 million and $816 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 8 for discussion of affiliated net derivative gains (losses) included in the table above.

4. FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis, including those items for which the Company has elected the FVO, were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       DECEMBER 31, 2011
                                     ----------------------------------------------------------
                                     FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                     -----------------------------------------------
                                      QUOTED PRICES IN    SIGNIFICANT
                                     ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                      IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                      AND LIABILITIES       INPUTS        INPUTS       FAIR
                                         (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                     ------------------   -----------  ------------  ----------
                                                         (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.......... $               --    $   15,907  $      1,432  $   17,339
 Foreign corporate securities.......                 --         7,913           580       8,493
 U.S. Treasury and agency
   securities.......................              4,326         3,722            --       8,048
 RMBS...............................                 --         6,255           239       6,494
 CMBS...............................                 --         2,080           147       2,227
 State and political subdivision
   securities.......................                 --         2,032            23       2,055
 ABS................................                 --         1,658           220       1,878
 Foreign government securities......                 --         1,245             2       1,247
                                       ------------------  ----------   ------------ ----------
   Total fixed maturity securities..              4,326        40,812         2,643      47,781
                                       ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.......................                 51            74            21         146
 Non-redeemable preferred stock.....                 --            30            76         106
                                       ------------------  ----------   ------------ ----------
   Total equity securities..........                 51           104            97         252
                                       ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities.....                 --            49            --          49
 FVO contractholder-directed
   unit-linked investments..........              3,616            --            --       3,616
                                       ------------------  ----------   ------------ ----------
   Total other securities...........              3,616            49            --       3,665
                                       ------------------  ----------   ------------ ----------
Short-term investments (1)..........                865         1,684            10       2,559
Mortgage loans held by CSEs.........                 --         3,138            --       3,138
Derivative assets: (2)
 Interest rate contracts............                 10         1,708           187       1,905
 Foreign currency contracts.........                 --           306            --         306
 Credit contracts...................                 --            12             6          18
 Equity market contracts............                  4           482            51         537
                                       ------------------  ----------   ------------ ----------
   Total derivative assets..........                 14         2,508           244       2,766
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 asset host contracts (3)...........                 --            --         2,815       2,815
Separate account assets (4).........                185        72,244           130      72,559
                                       ------------------  ----------   ------------ ----------
   Total assets..................... $            9,057    $  120,539  $      5,939  $  135,535
                                       ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts............ $                1    $      566  $         13  $      580
 Foreign currency contracts.........                 --            62            --          62
 Credit contracts...................                 --            21             7          28
 Equity market contracts............                 --             2             8          10
                                       ------------------  ----------   ------------ ----------
   Total derivative liabilities.....                  1           651            28         680
                                       ------------------  ----------   ------------ ----------
Net embedded derivatives within
 liability host contracts (3).......                 --            --         1,783       1,783
Long-term debt of CSEs..............                 --         3,065            --       3,065
                                       ------------------  ----------   ------------ ----------
 Total liabilities.................. $                1    $    3,716  $      1,811  $    5,528
                                       ==================  ==========   ============ ==========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                     DECEMBER 31, 2010
                                                   ----------------------------------------------------------
                                                   FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                   -----------------------------------------------
                                                    QUOTED PRICES IN    SIGNIFICANT
                                                   ACTIVE MARKETS FOR      OTHER     SIGNIFICANT     TOTAL
                                                    IDENTICAL ASSETS    OBSERVABLE   UNOBSERVABLE  ESTIMATED
                                                    AND LIABILITIES       INPUTS        INPUTS       FAIR
                                                       (LEVEL 1)         (LEVEL 2)    (LEVEL 3)      VALUE
                                                   ------------------   -----------  ------------  ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities........................ $               --    $   13,864  $      1,510  $   15,374
 Foreign corporate securities.....................                 --         7,590           880       8,470
 U.S. Treasury and agency securities..............              4,616         3,026            34       7,676
 RMBS.............................................                 --         6,674           282       6,956
 CMBS.............................................                 --         2,147           130       2,277
 State and political subdivision securities.......                 --         1,614            32       1,646
 ABS..............................................                 --         1,301           321       1,622
 Foreign government securities....................                 --           889            14         903
                                                     ------------------  ----------   ------------ ----------
   Total fixed maturity securities................              4,616        37,105         3,203      44,924
                                                     ------------------  ----------   ------------ ----------
Equity securities:
 Common stock.....................................                 43            72            22         137
 Non-redeemable preferred stock...................                 --            54           214         268
                                                     ------------------  ----------   ------------ ----------
   Total equity securities........................                 43           126           236         405
                                                     ------------------  ----------   ------------ ----------
Other securities:
 FVO general account securities...................                 --             7            --           7
 FVO contractholder-directed unit-linked
   investments....................................              2,240            --            --       2,240
                                                     ------------------  ----------   ------------ ----------
   Total other securities.........................              2,240             7            --       2,247
                                                     ------------------  ----------   ------------ ----------
Short-term investments (1)........................                390           584           173       1,147
Mortgage loans held by CSEs.......................                 --         6,840            --       6,840
Derivative assets: (2)
 Interest rate contracts..........................                  5           804            10         819
 Foreign currency contracts.......................                 --           589            --         589
 Credit contracts.................................                 --             3            12          15
 Equity market contracts..........................                 --            77            20          97
                                                     ------------------  ----------   ------------ ----------
   Total derivative assets........................                  5         1,473            42       1,520
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within asset
 host contracts (3)...............................                 --            --           936         936
Separate account assets (4).......................                 76        61,410           133      61,619
                                                     ------------------  ----------   ------------ ----------
   Total assets................................... $            7,370    $  107,545  $      4,723  $  119,638
                                                     ==================  ==========   ============ ==========
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts.......................... $                7    $      315  $         71  $      393
 Foreign currency contracts.......................                 --            69            --          69
 Credit contracts.................................                 --            21             1          22
 Equity market contracts..........................                 --            --             8           8
                                                     ------------------  ----------   ------------ ----------
Total derivative liabilities......................                  7           405            80         492
                                                     ------------------  ----------   ------------ ----------
Net embedded derivatives within liability host
 contracts (3)....................................                 --            --           259         259
Long-term debt of CSEs............................                 --         6,773            --       6,773
                                                     ------------------  ----------   ------------ ----------
 Total liabilities................................ $                7    $    7,178  $        339  $    7,524
                                                     ==================  ==========   ============ ==========

--------
(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables which follow.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2011, fixed maturity securities and equity securities also included embedded derivatives of $1 million and ($3) million, respectively. At December 31, 2010, fixed maturity securities and equity securities included embedded derivatives of $3 million and ($5) million, respectively.

(4)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   See Note 2 for discussion of CSEs included in the tables above and for certain prior year amounts which have been reclassified to conform with the 2011 presentation.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities, equity securities, other securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Mortgage Loans Held by CSEs

   The Company consolidates certain securitization entities that hold commercial mortgage loans. These commercial mortgage loans held by CSEs, for which the Company has elected the FVO, are presented within mortgage loans in the consolidated balance sheets. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

   The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs and GMWBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. See "--Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  Long-term Debt of CSEs

   The Company has elected the FVO for the long-term debt of CSEs. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   These securities are comprised of U.S. Treasury securities, exchange traded common stock, exchange traded registered mutual fund interests included in other securities and short-term money market securities, including
U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. Contractholder- directed unit- linked investments reported within other securities include certain registered mutual fund interests priced using daily NAV provided by the fund managers.

  Derivative Assets and Derivative Liabilities

   These assets and liabilities are comprised of exchange-traded derivatives. Valuation of these assets and liabilities is based on unadjusted quoted prices in active markets that are readily and regularly available.

  Separate Account Assets

   These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities, Equity Securities, Other Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent pricing services using observable inputs. Other securities and short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark
   U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock. These securities are principally valued using the market approach where market quotes are available but are not considered actively traded. Valuation is based principally on observable inputs including quoted prices in markets that are not considered active.

  Mortgage Loans Held by CSEs

   These commercial mortgage loans are principally valued using the market approach. The principal market for these commercial loan portfolios is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Derivative Assets and Derivative Liabilities

   This level includes all types of derivative instruments utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and repurchase rates.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves and interest rate volatility.

      Foreign currency contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates and cross currency basis curves.

     Credit contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

     Equity market contracts.

      Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

      Option-based -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above. Also included are certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Long-term Debt of CSEs

   The estimated fair value of the long-term debt of the Company's CSEs is based on quoted prices when traded as assets in active markets or, if not available, based on market standard valuation methodologies, consistent with the Company's methods and assumptions used to estimate the fair value of comparable fixed maturity securities.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Fixed Maturity Securities, Equity Securities and Short-term Investments

   This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

   Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

   Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

   Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

  Derivative Assets and Derivative Liabilities

   These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Interest rate contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and LIBOR basis curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and interest rate volatility.

     Foreign currency contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, LIBOR basis curves and cross currency basis curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Credit contracts.

      Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

     Equity market contracts.

      Non-option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves.

      Option-based -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

  Direct and Assumed Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Embedded Derivatives Within Funds Withheld Related to Certain Ceded
  Reinsurance

   These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

   These assets are comprised of investments that are similar in nature to the fixed maturity securities and equity securities referred to above. Separate account assets within this level also include other limited partnership interests. Other limited partnership interests are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables which may impact the exit value of the particular partnership interest.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $44 million were principally comprised of certain U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $370 million were principally comprised of U.S. and foreign corporate securities and certain CMBS.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $480 million were principally comprised of certain ABS, U.S. and foreign corporate securities and U.S. treasury and agency securities. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $358 million and for separate account assets of $3 million were principally comprised of certain U.S. and foreign corporate securities, ABS and CMBS.

   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                     FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               -----------------------------------------------------------------------------------
                                                            FIXED MATURITY SECURITIES:
                               -----------------------------------------------------------------------------------
                                                          U.S.                      STATE AND
                                  U.S.      FOREIGN     TREASURY                    POLITICAL            FOREIGN
                               CORPORATE   CORPORATE   AND AGENCY                  SUBDIVISION          GOVERNMENT
                               SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS   SECURITIES     ABS   SECURITIES
                               ----------  ----------  ----------  ------  ------  -----------  ------  ----------
                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,...........   $  1,510      $  880       $  34  $  282  $  130        $  32  $  321       $  14
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          6           1          --       1      --           --      --          --
  Net investment gains
    (losses)..................         32         (20)         --      (5)     --           --      (6)         --
  Net derivative gains
    (losses)..................         --          --          --      --      --           --      --          --
 Other comprehensive income
  (loss)......................         80          22          --      (9)     19           (8)      8          --
Purchases (3).................         76         282          --      16      17           --     166          --
Sales (3).....................       (175)       (515)         --     (34)    (19)          (1)    (46)        (12)
Issuances (3).................         --          --          --      --      --           --      --          --
Settlements (3)...............         --          --          --      --      --           --      --          --
Transfers into Level 3 (4)....         40           3          --       1      --           --      --          --
Transfers out of Level 3 (4)..       (137)        (73)        (34)    (13)     --           --    (223)         --
                                 --------      ------       -----  ------  ------        -----  ------       -----
Balance, December 31,.........   $  1,432      $  580       $  --  $  239  $  147        $  23  $  220       $   2
                                 ========      ======       =====  ======  ======        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2011
 included in earnings:
  Net investment income.......   $      6      $    1       $  --  $    1  $   --        $  --  $   --       $  --
  Net investment gains
    (losses)..................   $     --      $   (9)      $  --  $   (5) $   --        $  --  $   (2)      $  --
  Net derivative gains
    (losses)..................   $     --      $   --       $  --  $   --  $   --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                     ----------------------------------------------------------------------------------------------------------
                     EQUITY SECURITIES:                            NET DERIVATIVES: (5)
                     ------------------               ---------------------------------------------
                                NON-
                             REDEEMABLE               INTEREST      FOREIGN                EQUITY          NET        SEPARATE
                     COMMON  PREFERRED   SHORT-TERM     RATE       CURRENCY     CREDIT     MARKET       EMBEDDED      ACCOUNT
                     STOCK     STOCK     INVESTMENTS  CONTRACTS    CONTRACTS   CONTRACTS  CONTRACTS  DERIVATIVES (6) ASSETS (7)
                     ------  ----------  -----------  ---------  ------------- ---------  ---------  --------------- ----------
                                                                 (IN MILLIONS)
YEAR ENDED
 DECEMBER 31, 2011:
Balance, January 1,.  $  22      $  214       $  173     $  (61)         $  --    $   11      $  12         $    677     $  133
Total
 realized/unrealized
 gains (losses)
 included in:
 Earnings: (1), (2)
  Net investment
    income..........     --          --           --         --             --        --         --               --         --
  Net investment
    gains (losses)..      2         (24)          (1)        --             --        --         --               --         (7)
  Net derivative
    gains (losses)..     --          --           --         50             --       (10)        32              277         --
 Other
  comprehensive
  income (loss).....     (6)          1           --        199             --        --         --               --         --
Purchases (3).......      9          --           10         --             --        --          3               --          5
Sales (3)...........     (6)       (115)        (172)        --             --        --         --               --         (1)
Issuances (3).......     --          --           --         --             --        (1)        (4)              --         --
Settlements (3).....     --          --           --        (13)            --        (1)        --               78         --
Transfers into
 Level 3 (4)........     --          --           --         (1)            --        --         --               --         --
Transfers out of
 Level 3 (4)........     --          --           --         --             --        --         --               --         --
                      -----      ------       ------     ------          -----    ------      -----         --------     ------
Balance,
 December 31,.......  $  21      $   76       $   10     $  174          $  --    $   (1)     $  43         $  1,032     $  130
                      =====      ======       ======     ======          =====    ======      =====         ========     ======
Changes in
 unrealized gains
 (losses) relating
 to assets and
 liabilities still
 held at
 December 31, 2011
 included in
 earnings:
  Net investment
    income..........  $  --      $   --       $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net investment
    gains (losses)..  $  --      $   (3)      $   --     $   --          $  --    $   --      $  --         $     --     $   --
  Net derivative
    gains (losses)..  $  --      $   --       $   --     $   39          $  --    $  (10)     $  33         $    279     $   --

                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ----------------------------------------------------------------------------------
                                                                FIXED MATURITY SECURITIES:
                                    ----------------------------------------------------------------------------------
                                                               U.S.                     STATE AND
                                       U.S.      FOREIGN     TREASURY                   POLITICAL            FOREIGN
                                    CORPORATE   CORPORATE   AND AGENCY                 SUBDIVISION          GOVERNMENT
                                    SECURITIES  SECURITIES  SECURITIES   RMBS    CMBS  SECURITIES     ABS   SECURITIES
                                    ----------  ----------  ----------  ------  -----  -----------  ------  ----------
                                                                        (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................   $  1,605      $  994       $  33  $  272  $  45        $  32  $  290       $  16
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............          7          (1)         --       1     --           --       1          --
  Net investment gains (losses)....         (5)         (3)         --      (4)    --           --      (5)         --
  Net derivative gains (losses)....         --          --          --      --     --           --      --          --
 Other comprehensive income (loss).         79          90           2      47     21            4      34          --
Purchases, sales, issuances and
 settlements (3)...................       (173)       (199)         (1)    (48)     1           (1)     53           4
Transfers into Level 3 (4).........        147         114          --      21     85           --      --           3
Transfers out of Level 3 (4).......       (150)       (115)         --      (7)   (22)          (3)    (52)         (9)
                                      --------      ------       -----  ------  -----        -----  ------       -----
Balance, December 31,..............   $  1,510      $  880       $  34  $  282  $ 130        $  32  $  321       $  14
                                      ========      ======       =====  ======  =====        =====  ======       =====
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2010 included in
 earnings:
  Net investment income............   $      6      $   --       $  --  $   --  $  --        $  --  $    1       $  --
  Net investment gains (losses)....   $    (10)     $   --       $  --  $   (2) $  --        $  --  $   --       $  --
  Net derivative gains (losses)....   $     --      $   --       $  --  $   --  $  --        $  --  $   --       $  --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               --------------------------------------------------------------------------------------------------
                                EQUITY SECURITIES:                             NET DERIVATIVES: (5)
                               --------------------              -----------------------------------------------
                                            NON-
                                         REDEEMABLE               INTEREST      FOREIGN                 EQUITY          NET
                                COMMON   PREFERRED   SHORT-TERM     RATE       CURRENCY      CREDIT     MARKET       EMBEDDED
                                STOCK      STOCK     INVESTMENTS  CONTRACTS    CONTRACTS    CONTRACTS  CONTRACTS  DERIVATIVES (6)
                               --------- ----------  ----------- ----------  -------------  ---------  ---------  ---------------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,........... $      11 $      258   $        8 $        2    $        23  $       4  $      18   $          445
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......        --         --            1         --             --         --         --               --
  Net investment gains
    (losses)..................         5         15           --         --             --         --         --               --
  Net derivative gains
    (losses)..................        --         --           --         10             --          3         (6)             135
 Other comprehensive income
  (loss)......................         3          6           --        (71)            --         13         --               --
Purchases, sales, issuances,
 and settlements (3)..........         3        (65)         164         (2)            --         (9)        --               97
Transfers into Level 3 (4)....        --         --           --         --             --         --         --               --
Transfers out of Level 3 (4)..        --         --           --         --            (23)        --         --               --
                               --------- ----------   ---------- ----------    -----------  ---------  ---------   --------------
Balance, December 31,......... $      22 $      214   $      173 $      (61)   $        --  $      11  $      12   $          677
                               ========= ==========   ========== ==========    ===========  =========  =========   ==============
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income....... $      -- $       --   $        1 $       --    $        --  $      --  $      --   $           --
  Net investment gains
    (losses).................. $      -- $       --   $       -- $       --    $        --  $      --  $      --   $           --
  Net derivative gains
    (losses).................. $      -- $       --   $       -- $       10    $        --  $       3  $      (6)  $          137

                               -----------



                                SEPARATE
                                ACCOUNT
                               ASSETS (7)
                               ----------

YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...........   $    153
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......         --
  Net investment gains
    (losses)..................         (5)
  Net derivative gains
    (losses)..................         --
 Other comprehensive income
  (loss)......................         --
Purchases, sales, issuances,
 and settlements (3)..........        (12)
Transfers into Level 3 (4)....         --
Transfers out of Level 3 (4)..         (3)
                                 --------
Balance, December 31,.........   $    133
                                 ========
Changes in unrealized gains
 (losses) relating to assets
 and liabilities still held
 at December 31, 2010
 included in earnings:
  Net investment income.......   $     --
  Net investment gains
    (losses)..................   $     --
  Net derivative gains
    (losses)..................   $     --

                                              FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                    ------------------------------------------------------------------------------------------
                                                                    FIXED MATURITY SECURITIES:
                                    ------------------------------------------------------------------------------------------
                                                                  U.S.                          STATE AND
                                        U.S.       FOREIGN      TREASURY                        POLITICAL            FOREIGN
                                     CORPORATE    CORPORATE    AND AGENCY                      SUBDIVISION          GOVERNMENT
                                     SECURITIES   SECURITIES   SECURITIES    RMBS      CMBS    SECURITIES    ABS    SECURITIES
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,................ $      1,401  $      926  $        36  $    323  $    116  $        24 $  297  $        10
Total realized/unrealized gains
 (losses) included in: Earnings:
 (1), (2)
  Net investment income............            3          (1)          --        --         1           --     --           --
  Net investment gains (losses)....         (117)        (94)          --        --       (43)          --    (55)          --
  Net derivative gains (losses)....           --          --           --        --        --           --     --           --
 Other comprehensive income (loss).          192         334           (1)       39        50            6    137            1
Purchases, sales, issuances and
 settlements (3)...................         (172)        (47)          (2)      (45)       (7)           2   (102)          (1)
Transfers into and/or out of Level
 3 (4).............................          298        (124)          --       (45)      (72)          --     13            6
                                    ------------  ----------  -----------  --------  --------  ----------- ------  -----------
Balance, December 31,.............. $      1,605  $      994  $        33  $    272  $     45  $        32 $  290  $        16
                                    ============  ==========  ===========  ========  ========  =========== ======  ===========
Changes in unrealized gains
 (losses) relating to assets and
 liabilities still held at
 December 31, 2009 included in
 earnings:
  Net investment income............ $          6  $       (1) $        --  $     --  $      1  $        -- $   --  $        --
  Net investment gains (losses).... $       (105) $      (43) $        --  $    (25) $    (56) $        -- $    4  $        --
  Net derivative gains (losses).... $         --  $       --  $        --  $     --  $     --  $        -- $   --  $        --

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                          FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                               ---------------------------------------------------------------------------------------------
                                  EQUITY SECURITIES:
                               -----------------------
                                               NON-
                                            REDEEMABLE                                                 NET         SEPARATE
                                  COMMON    PREFERRED   SHORT-TERM    OTHER           NET           EMBEDDED       ACCOUNT
                                  STOCK       STOCK     INVESTMENTS SECURITIES  DERIVATIVES (5)  DERIVATIVES (6)  ASSETS (7)
                               -----------  ----------  ----------- ----------  ---------------  ---------------  ----------
                                                                           (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,........... $         8  $      318  $        --  $      50    $         309   $          657    $    159
Total realized/unrealized
 gains (losses) included in:
 Earnings: (1), (2)
  Net investment income.......          --          --           --         --               --               --          --
  Net investment gains
    (losses)..................          --        (101)          --         --               --               --          --
  Net derivative gains
    (losses)..................          --          --           --         --              (40)            (328)         (7)
 Other comprehensive income
  (loss)......................          (1)        113           --         --               (3)              --          --
Purchases, sales, issuances,
 and settlements (3) .........           4         (66)           8        (50)             (15)             116           1
Transfers into and/or out of
 Level 3 (4)..................          --          (6)          --         --             (204)              --          --
                               -----------  ----------  -----------  ---------    -------------   --------------    --------
Balance, December 31,......... $        11  $      258  $         8  $      --    $          47   $          445    $    153
                               ===========  ==========  ===========  =========    =============   ==============    ========
Changes in unrealized gains
 (losses)relating to assets
 and liabilities still held
 at December 31, 2009
 included in earnings:
  Net investment income....... $        --  $       --  $        --  $      --    $          --   $           --    $     --
  Net investment gains
    (losses).................. $        --  $      (38) $        --  $      --    $          --   $           --    $     --
  Net derivative gains
    (losses).................. $        --  $       --  $        --  $      --    $         (33)  $         (332)   $     --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OPTION

Assets and Liabilities Held by CSEs

   The Company has elected the FVO for the following assets and liabilities held by CSEs: commercial mortgage loans and long-term debt. The following table presents these commercial mortgage loans carried under the FVO at:

                                                                DECEMBER 31,
                                                              -----------------
                                                                2011     2010
                                                              -------- --------
                                                                (IN MILLIONS)
Unpaid principal balance..................................... $  3,019 $  6,636
Excess of estimated fair value over unpaid principal balance.      119      204
                                                              -------- --------
 Carrying value at estimated fair value...................... $  3,138 $  6,840
                                                              ======== ========

   The following table presents the long-term debt carried under the FVO related to the commercial mortgage loans at:

                                                                     DECEMBER 31,
                                                                   -----------------
                                                                     2011     2010
                                                                   -------- --------
                                                                     (IN MILLIONS)
Contractual principal balance..................................... $  2,925 $  6,541
Excess of estimated fair value over contractual principal balance.      140      232
                                                                   -------- --------
 Carrying value at estimated fair value........................... $  3,065 $  6,773
                                                                   ======== ========

   Interest income on commercial mortgage loans held by CSEs is recorded in net investment income. Interest expense on long-term debt of CSEs is recorded in other expenses. Gains and losses from initial measurement, subsequent changes in estimated fair value and gains or losses on sales of both the commercial mortgage loans and long-term debt are recognized in net investment gains (losses). See Note 2.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


NON-RECURRING FAIR VALUE MEASUREMENTS

   Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                                                        YEARS ENDED DECEMBER 31,
                                              -------------------------------------------------------------------------
                                                             2011                                 2010
                                              ----------------------------------  ------------------------------------
                                                           ESTIMATED                            ESTIMATED
                                               CARRYING      FAIR        NET       CARRYING       FAIR         NET
                                                 VALUE       VALUE    INVESTMENT     VALUE        VALUE     INVESTMENT
                                               PRIOR TO      AFTER      GAINS      PRIOR TO       AFTER       GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)   MEASUREMENT  MEASUREMENT   (LOSSES)
                                              ----------- ----------- ----------  ----------- ------------- ----------
                                                                                              (IN MILLIONS)
Mortgage loans, net (1)...................... $        -- $         8  $       8  $        --   $        -- $       --
Other limited partnership interests (2)...... $         7 $         5  $      (2) $        33   $        22 $      (11)
Real estate joint ventures (3)............... $        -- $        --  $      --  $        25   $         5 $      (20)

                                              -----------------------------------
                                                             2009
                                              ----------------------------------
                                                           ESTIMATED
                                               CARRYING      FAIR        NET
                                                 VALUE       VALUE    INVESTMENT
                                               PRIOR TO      AFTER      GAINS
                                              MEASUREMENT MEASUREMENT  (LOSSES)
                                              ----------- ----------- ----------

Mortgage loans, net (1)......................  $       -- $        -- $       --
Other limited partnership interests (2)......  $      110 $        44 $      (66)
Real estate joint ventures (3)...............  $       90 $        48 $      (42)

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized and are reported as losses above. Subsequent improvements in estimated fair value on previously impaired loans recorded through a reduction in the previously established valuation allowance are reported as gains above. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value and decreases in previous impairments from subsequent improvements in estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Other limited partnership interests -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several private equity and debt funds that typically invest primarily in a diversified pool of investments using certain investment strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments were $3 million and $23 million at December 31, 2011 and 2010, respectively.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(3)Real estate joint ventures -- The impaired investments presented above were accounted for using the cost method. Impairments on these cost method investments were recognized at estimated fair value determined from information provided in the financial statements of the underlying entities in the period in which the impairment was incurred. These impairments to estimated fair value represent non-recurring fair value measurements that have been classified as Level 3 due to the limited activity and price transparency inherent in the market for such investments. This category includes several real estate funds that typically invest primarily in commercial real estate. The estimated fair values of these investments have been determined using the NAV of the Company's ownership interest in the partners' capital. Distributions from these investments will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. There were no unfunded commitments for these investments at December 31, 2011. Unfunded commitments for these investments were $3 million at December 31, 2010.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                        DECEMBER 31,
                                                 ---------------------------------------------------------
                                                             2011                         2010
                                                 ---------------------------- ----------------------------
                                                                    ESTIMATED                    ESTIMATED
                                                 NOTIONAL CARRYING    FAIR    NOTIONAL CARRYING    FAIR
                                                  AMOUNT   VALUE      VALUE    AMOUNT   VALUE      VALUE
                                                 -------- --------- --------- -------- --------- ---------
                                                                      (IN MILLIONS)
ASSETS:
Mortgage loans, net (1).........................          $   6,662 $   6,946          $   5,890 $   6,022
Policy loans....................................          $   1,203 $   1,307          $   1,190 $   1,260
Real estate joint ventures (2)..................          $      69 $     107          $      79 $     102
Other limited partnership interests (2).........          $      98 $     126          $     104 $     116
Short-term investments (3)......................          $      19 $      19          $      88 $      88
Other invested assets (2).......................          $     430 $     477                 --        --
Cash and cash equivalents.......................          $     745 $     745          $   1,928 $   1,928
Accrued investment income.......................          $     568 $     568          $     559 $     559
Premiums, reinsurance and other receivables
  (2)...........................................          $   5,973 $   6,880          $   5,959 $   6,164
LIABILITIES:
PABs (2)........................................          $  23,144 $  24,732          $  24,622 $  26,061
Payables for collateral under securities loaned
  and other transactions........................          $   8,079 $   8,079          $   8,103 $   8,103
Long-term debt (4)..............................          $     792 $     970          $     795 $     930
Other liabilities (2)...........................          $     224 $     224          $     294 $     294
Separate account liabilities (2)................          $   1,240 $   1,240          $   1,407 $   1,407
COMMITMENTS: (5)
Mortgage loan commitments.......................   $  167 $      -- $      --   $  270 $      -- $      (2)
Commitments to fund bank credit facilities and
  private corporate bond investments............   $  248 $      -- $       7   $  315 $      -- $     (12)

--------
(1)Mortgage loans as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include commercial mortgage loans held by CSEs, which are accounted for under the FVO.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(4)Long-term debt as presented in the table above does not include long-term debt of CSEs, which is accounted for under the FVO.

(5)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, other securities, certain short-term investments, mortgage loans held by CSEs, derivative assets and liabilities, net embedded derivatives within asset and liability host contracts, separate account assets and long-term debt of CSEs. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Policy Loans

   For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

  Real Estate Joint Ventures and Other Limited Partnership Interests

   Real estate joint ventures and other limited partnership interests included in the preceding table consist of those investments accounted for using the cost method. The remaining carrying value recognized in the consolidated balance sheets represents investments in real estate carried at cost less accumulated depreciation, or real estate joint ventures and other limited partnership interests accounted for using the equity method, which do not meet the definition of financial instruments for which fair value is required to be disclosed.

   The estimated fair values for real estate joint ventures and other limited partnership interests accounted for under the cost method are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

  Short-term Investments

   Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

  Other Invested Assets

   Other invested assets within the preceding table are comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the consolidated financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Payables for Collateral Under Securities Loaned and Other Transactions

   The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

  Long-term Debt

   The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

  Other Liabilities

   Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable, amounts due for securities purchased but not yet settled, and funds withheld amounts payable which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

  Separate Account Liabilities

   Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

  Mortgage Loan Commitments and Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund bank credit facilities and private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5. DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                              DAC        VOBA         TOTAL
                                           --------  -------------  --------
                                                     (IN MILLIONS)
   Balance at January 1, 2009............. $  2,779       $  2,661  $  5,440
   Capitalizations........................      851             --       851
                                           --------       --------  --------
      Subtotal............................    3,630          2,661     6,291
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      225             86       311
      Other expenses......................     (408)          (197)     (605)
                                           --------       --------  --------
        Total amortization................     (183)          (111)     (294)
                                           --------       --------  --------
   Unrealized investment gains (losses)...     (322)          (433)     (755)
   Effect of foreign currency translation.        2             --         2
                                           --------       --------  --------
   Balance at December 31, 2009...........    3,127          2,117     5,244
   Capitalizations........................      978             --       978
                                           --------       --------  --------
      Subtotal............................    4,105          2,117     6,222
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......      (67)           (17)      (84)
      Other expenses......................     (458)          (297)     (755)
                                           --------       --------  --------
        Total amortization................     (525)          (314)     (839)
   Unrealized investment gains (losses)...     (167)          (117)     (284)
                                           --------       --------  --------
   Balance at December 31, 2010...........    3,413          1,686     5,099
   Capitalizations........................    1,478             --     1,478
                                           --------       --------  --------
      Subtotal............................    4,891          1,686     6,577
                                           --------       --------  --------
   Amortization related to:...............
      Net investment gains (losses).......     (390)           (29)     (419)
      Other expenses......................     (563)          (314)     (877)
                                           --------       --------  --------
        Total amortization................     (953)          (343)   (1,296)
                                           --------       --------  --------
   Unrealized investment gains (losses)...      (65)          (337)     (402)
   Effect of foreign currency translation.       (3)            --        (3)
                                           --------       --------  --------
   Balance at December 31, 2011........... $  3,870       $  1,006  $  4,876
                                           ========       ========  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $245 million in 2012, $192 million in 2013, $155 million in 2014, $124 million in 2015 and $101 million in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding DAC and VOBA by segment was as follows:

                                  DAC              VOBA              TOTAL
                           ----------------- ----------------- -----------------
                                               DECEMBER 31,
                           -----------------------------------------------------
                             2011     2010     2011     2010     2011     2010
                           -------- -------- -------- -------- -------- --------
                                               (IN MILLIONS)
Retirement Products....... $  2,213 $  1,985 $    748 $    996 $  2,961 $  2,981
Corporate Benefit Funding.       12        8        1        1       13        9
Insurance Products........    1,501    1,329      257      689    1,758    2,018
Corporate & Other.........      144       91       --       --      144       91
                           -------- -------- -------- -------- -------- --------
   Total.................. $  3,870 $  3,413 $  1,006 $  1,686 $  4,876 $  5,099
                           ======== ======== ======== ======== ======== ========

6. GOODWILL

   Goodwill is the excess of cost over the estimated fair value of net assets acquired. Information regarding goodwill by segment and reporting unit was as follows:

                                                DECEMBER 31,
                                            ---------------------
                                              2011         2010
                                            -------- ------------
                                                (IN MILLIONS)
               Retirement Products......... $    219 $        219
               Corporate Benefit Funding...      307          307
               Insurance Products:
                Non-medical health.........        5            5
                Individual life............       17           17
                                            -------- ------------
                  Total Insurance Products.       22           22
               Corporate & Other...........      405          405
                                            -------- ------------
                    Total.................. $    953 $        953
                                            ======== ============

   The Company performed its annual goodwill impairment tests during the third quarter of 2011 based upon data at June 30, 2011 and concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired. Such tests are described in more detail in Note 1.

   Management continues to evaluate current market conditions that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


7. INSURANCE

INSURANCE LIABILITIES

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, were as follows:

                              FUTURE POLICY    POLICYHOLDER ACCOUNT OTHER POLICY-RELATED
                                BENEFITS            BALANCES            BALANCES
                           ------------------- -------------------  --------------------
                                                 DECEMBER 31,
                           ------------------------------------------------------------
                             2011      2010      2011       2010      2011       2010
                           --------- --------- ---------  --------- --------   --------
                                                 (IN MILLIONS)
Retirement Products....... $   2,342 $   1,718 $  22,699  $  20,990 $     17   $     18
Corporate Benefit Funding.    14,028    12,991     8,375      9,452       14          5
Insurance Products........     3,280     3,060     7,303      6,592    2,569      2,268
Corporate & Other.........     5,833     5,429     3,698      2,257      389        361
                           --------- --------- ---------  ---------   --------  --------
 Total.................... $  25,483 $  23,198 $  42,075  $  39,291 $  2,989   $  2,652
                           ========= ========= =========  =========   ========  ========

   See Note 8 for discussion of affiliated reinsurance liabilities included in the table above.

VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

   Information regarding VODA and VOCRA, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...     $     224
                  Amortization.................            (9)
                                                    ---------
                  Balance at December 31, 2009.           215
                  Amortization.................           (12)
                                                    ---------
                  Balance at December 31, 2010.           203
                  Amortization.................           (13)
                                                    ---------
                  Balance at December 31, 2011.     $     190
                                                    =========

   The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $15 million in 2012, $16 million in 2013, $17 million in 2014, $17 million in 2015 and $15 million in 2016.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                   AMOUNT
                                                -------------
                                                (IN MILLIONS)
                  Balance at January 1, 2009...      $    422
                  Capitalization...............           124
                  Amortization.................           (53)
                                                     --------
                  Balance at December 31, 2009.           493
                  Capitalization...............           100
                  Amortization.................           (56)
                                                     --------
                  Balance at December 31, 2010.           537
                  Capitalization...............            79
                  Amortization.................           (81)
                                                     --------
                  Balance at December 31, 2011.      $    535
                                                     ========

SEPARATE ACCOUNTS

   Separate account assets and liabilities primarily include pass-through separate accounts totaling $72.4 billion and $61.6 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

OBLIGATIONS UNDER FUNDING AGREEMENTS

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2011, 2010 and 2009, the Company issued $12.5 billion, $19.1 billion and $14.5 billion, respectively, and repaid $13.4 billion, $18.6 billion and $15.3 billion, respectively, of such funding agreements. At December 31, 2011 and 2010, funding agreements outstanding, which are included in PABs, were $5.4 billion and $6.6 billion, respectively.

   MetLife Insurance Company of Connecticut is a member of the Federal Home Loan Bank ("FHLB") of Boston and held $70 million of common stock of the FHLB of Boston at both December 31, 2011 and 2010, which is included in equity securities.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has also entered into funding agreements. The liability for funding agreements is included in PABs. Information related to the funding agreements was as follows:

                                 LIABILITY          COLLATERAL
                              --------------- -----------------------
                                           DECEMBER 31,
                              ---------------------------------------
                               2011    2010      2011        2010
                              ------- ------- ----------- -----------
                                           (IN MILLIONS)
          FHLB of Boston (1). $   450 $   100 $   518 (2) $   211 (2)
          Farmer Mac (3)..... $   200 $   200 $   230 (4) $   231 (4)

--------
(1)Represents funding agreements issued to the FHLB of Boston in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Boston's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Boston.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the United States ("Farmer Mac").

(4)Secured by a pledge of certain eligible agricultural real estate mortgage loans. The amount of collateral presented is at carrying value.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

   Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            YEARS ENDED DECEMBER 31,
                                            ------------------------
                                              2011     2010    2009
                                            --------  ------  ------
                                                  (IN MILLIONS)
           Balance at January 1,........... $    978  $  805  $  691
            Less: Reinsurance recoverables.      878     706     589
                                            --------  ------  ------
           Net balance at January 1,.......      100      99     102
                                            --------  ------  ------
           Incurred related to:
            Current year...................        5      24      26
            Prior years....................        4     (12)    (17)
                                            --------  ------  ------
              Total incurred...............        9      12       9
                                            --------  ------  ------
           Paid related to:
            Current year...................       --      (1)     (1)
            Prior years....................      (10)    (10)    (11)
                                            --------  ------  ------
              Total paid...................      (10)    (11)    (12)
                                            --------  ------  ------
           Net balance at December 31,.....       99     100      99
            Add: Reinsurance recoverables..      980     878     706
                                            --------  ------  ------
           Balance at December 31,......... $  1,079  $  978  $  805
                                            ========  ======  ======

   During 2011, 2010 and 2009, claim and claim adjustment expenses associated with prior years increased by $4 million and decreased by $12 million and $17 million, respectively, due to differences between the actual benefits paid and expected benefits owed during those periods.

  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                                            DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                              2011                                 2010
                                              --------------------------------     --------------------------------
                                                  IN THE              AT               IN THE              AT
                                              EVENT OF DEATH     ANNUITIZATION     EVENT OF DEATH     ANNUITIZATION
                                              --------------     -------------     --------------     -------------
                                                                            (IN MILLIONS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................      $  27,161               N/A          $  21,840               N/A
Net amount at risk (2).......................      $     795 (3)           N/A          $     415 (3)           N/A
Average attained age of contractholders......       63 years               N/A           62 years               N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value.......................      $  49,389         $  41,713          $  42,553         $  30,613
Net amount at risk (2).......................      $   4,720 (3)     $   6,595 (4)      $   3,200 (3)     $   3,523 (4)
Average attained age of contractholders......       62 years          62 years           60 years          62 years

                                                                                               DECEMBER 31,
                                                                                   --------------------------------
                                                                                        2011              2010
                                                                                   --------------     -------------
                                                                                           SECONDARY GUARANTEES
                                                                                   --------------------------------
                                                                                              (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
Account value (general and separate account).                                           $   5,177         $   3,740
Net amount at risk (2).......................                                           $  80,477 (3)     $  51,639 (3)
Average attained age of policyholders........                                            58 years          59 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct and assumed amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                          UNIVERSAL AND VARIABLE
                                   ANNUITY CONTRACTS          LIFE CONTRACTS
                              --------------------------  ----------------------
                               GUARANTEED   GUARANTEED
                                 DEATH     ANNUITIZATION        SECONDARY
                                BENEFITS     BENEFITS           GUARANTEES        TOTAL
                              -----------  -------------  ---------------------- -------
                                                       (IN MILLIONS)
DIRECT
Balance at January 1, 2009... $        98     $      221       $             108 $   427
Incurred guaranteed benefits.          48             (6)                    187     229
Paid guaranteed benefits.....         (89)            --                      --     (89)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          57            215                     295     567
Incurred guaranteed benefits.          52             66                     601     719
Paid guaranteed benefits.....         (30)            --                      --     (30)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          79            281                     896   1,256
Incurred guaranteed benefits.          84            128                     140     352
Paid guaranteed benefits.....         (25)            --                      --     (25)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       138     $      409       $           1,036 $ 1,583
                              ===========     ==========       ================= =======
CEDED
Balance at January 1, 2009... $        86     $       72       $              -- $   158
Incurred guaranteed benefits.          38              2                     142     182
Paid guaranteed benefits.....         (68)            --                      --     (68)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.          56             74                     142     272
Incurred guaranteed benefits.          38             23                     515     576
Paid guaranteed benefits.....         (18)            --                      --     (18)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.          76             97                     657     830
Incurred guaranteed benefits.          59             42                     110     211
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $       114     $      139       $             767 $ 1,020
                              ===========     ==========       ================= =======
NET
Balance at January 1, 2009... $        12     $      149       $             108 $   269
Incurred guaranteed benefits.          10             (8)                     45      47
Paid guaranteed benefits.....         (21)            --                      --     (21)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2009.           1            141                     153     295
Incurred guaranteed benefits.          14             43                      86     143
Paid guaranteed benefits.....         (12)            --                      --     (12)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2010.           3            184                     239     426
Incurred guaranteed benefits.          25             86                      30     141
Paid guaranteed benefits.....          (4)            --                      --      (4)
                              -----------     ----------       ----------------- -------
Balance at December 31, 2011. $        24     $      270       $             269 $   563
                              ===========     ==========       ================= =======

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          DECEMBER 31,
                                       -------------------
                                         2011      2010
                                       --------- ---------
                                          (IN MILLIONS)
                      Fund Groupings:
                      Equity.......... $  33,482 $  34,207
                      Balanced........    29,189    19,552
                      Bond............     4,132     4,330
                      Money Market....     1,077     1,136
                      Specialty.......     1,002     1,004
                                       --------- ---------
                       Total.......... $  68,882 $  60,229
                                       ========= =========

8. REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to an affiliate.

   For other policies within the Insurance Products segment, the Company generally retains most of the risk and only cedes particular risks on certain client arrangements.

   The Company's Retirement Products segment reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees associated with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company's Corporate Benefit Funding segment periodically engages in reinsurance activities, as considered appropriate. The impact of these activities on the financial results of this segment has not been significant.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company. These businesses have been included within Corporate & Other.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.9 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $7.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 92%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.9 billion of which were unsecured. At December 31, 2010, the Company had $6.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.1 billion, or 91%, were with the Company's five largest unaffiliated ceded reinsurers, including $2.3 billion of which were unsecured.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $  2,429  $  1,559  $  1,782
Reinsurance assumed...........................................        7        13        14
Reinsurance ceded.............................................     (608)     (505)     (484)
                                                               --------  --------  --------
   Net premiums............................................... $  1,828  $  1,067  $  1,312
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $  2,572  $  2,104  $  1,681
Reinsurance assumed...........................................       92       120       115
Reinsurance ceded.............................................     (708)     (585)     (416)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  1,956  $  1,639  $  1,380
                                                               ========  ========  ========
OTHER REVENUES:
Direct other revenues......................................... $    209  $    200  $    121
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    508  $    503  $    598
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $  4,277  $  3,708  $  3,314
Reinsurance assumed...........................................       20        31        10
Reinsurance ceded.............................................   (1,637)   (1,834)   (1,259)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,660  $  1,905  $  2,065
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $  1,206  $  1,265  $  1,270
Reinsurance assumed...........................................       68        64        64
Reinsurance ceded.............................................      (85)      (58)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,189  $  1,271  $  1,301
                                                               ========  ========  ========
OTHER EXPENSES:
Direct other expenses......................................... $  2,719  $  2,110  $  1,034
Reinsurance assumed...........................................       48        90       105
Reinsurance ceded.............................................      152       121        68
                                                               --------  --------  --------
   Net other expenses......................................... $  2,919  $  2,321  $  1,207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                             DECEMBER 31, 2011
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     686 $     34 $  19,503  $  20,223
Deferred policy acquisition costs and value of business acquired.     5,315      140      (579)     4,876
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   6,001 $    174 $  18,924  $  25,099
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  25,399 $     84 $      --  $  25,483
Other policy-related balances....................................       677    1,515       797      2,989
Other liabilities................................................     1,230       12     4,142      5,384
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  27,306 $  1,611 $   4,939  $  33,856
                                                                  ========= ======== =========  =========
                                                                             DECEMBER 31, 2010
                                                                  ---------------------------------------
                                                                                                  TOTAL
                                                                                                 BALANCE
                                                                   DIRECT   ASSUMED    CEDED      SHEET
                                                                  --------- -------- ---------  ---------
                                                                               (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     376 $     40 $  16,592  $  17,008
Deferred policy acquisition costs and value of business acquired.     5,434      164      (499)     5,099
                                                                  --------- -------- ---------  ---------
 Total assets.................................................... $   5,810 $    204 $  16,093  $  22,107
                                                                  ========= ======== =========  =========
LIABILITIES:
Future policy benefits........................................... $  23,111 $     87 $      --  $  23,198
Other policy-related balances....................................       674    1,435       543      2,652
Other liabilities................................................     1,082       12     3,409      4,503
                                                                  --------- -------- ---------  ---------
 Total liabilities............................................... $  24,867 $  1,534 $   3,952  $  30,353
                                                                  ========= ======== =========  =========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.7 billion at both December 31, 2011 and 2010. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MetLife Investors Insurance Company and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                       (IN MILLIONS)
PREMIUMS:
Reinsurance assumed........................................... $      7  $     13  $     14
Reinsurance ceded.............................................     (286)     (191)     (166)
                                                               --------  --------  --------
   Net premiums............................................... $   (279) $   (178) $   (152)
                                                               ========  ========  ========
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed........................................... $     92  $    120  $    115
Reinsurance ceded.............................................     (400)     (308)     (168)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $   (308) $   (188) $    (53)
                                                               ========  ========  ========
OTHER REVENUES:
Reinsurance assumed........................................... $     --  $     --  $     --
Reinsurance ceded.............................................      299       303       477
                                                               --------  --------  --------
   Net other revenues......................................... $    299  $    303  $    477
                                                               ========  ========  ========
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed........................................... $     18  $     29  $      8
Reinsurance ceded.............................................     (484)     (343)     (239)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $   (466) $   (314) $   (231)
                                                               ========  ========  ========
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed........................................... $     68  $     64  $     64
Reinsurance ceded.............................................      (84)      (59)      (33)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $    (16) $      5  $     31
                                                               ========  ========  ========
OTHER EXPENSES:
Reinsurance assumed........................................... $     48  $     90  $    105
Reinsurance ceded.............................................      204       152       102
                                                               --------  --------  --------
   Net other expenses......................................... $    252  $    242  $    207
                                                               ========  ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                               DECEMBER 31,
                                                                  -------------------------------------
                                                                         2011                2010
                                                                  ------------------  -----------------
                                                                  ASSUMED    CEDED    ASSUMED    CEDED
                                                                  -------- ---------  -------- --------
                                                                              (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $     34 $  12,345  $     40 $  9,826
Deferred policy acquisition costs and value of business acquired.      140      (583)      164     (484)
                                                                  -------- ---------  -------- --------
 Total assets.................................................... $    174 $  11,762  $    204 $  9,342
                                                                  ======== =========  ======== ========
LIABILITIES:
Future policy benefits........................................... $     44 $      --  $     41 $     --
Other policy-related balances....................................    1,515       758     1,435      508
Other liabilities................................................       10     3,903        12    3,200
                                                                  -------- ---------  -------- --------
 Total liabilities............................................... $  1,569 $   4,661  $  1,488 $  3,708
                                                                  ======== =========  ======== ========

   The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $2.8 billion and $936 million at December 31, 2011 and 2010, respectively. For the years ended December 31, 2011, 2010 and 2009, net derivative gains (losses) associated with the embedded derivatives included $1.6 billion, ($2) million, and ($1.5) billion, respectively.

   MLI-USA cedes two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $416 million and $5 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($411) million, ($17) million and ($16) million at December 31, 2011, 2010 and 2009, respectively. The reinsurance agreement also includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to MLI-USA from the affiliated reinsurer during the first several years of the reinsurance agreement. The experience refund reduced the funds withheld by MLI-USA from the affiliated reinsurer by $337 million and $304 million at December 31, 2011 and 2010, respectively, and is considered unearned revenue, amortized over the life of the contract using the same assumptions as used for the DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $91 million, $81 million and $36 million at December 31, 2011, 2010 and 2009, respectively, and is included in premiums and universal life and investment-type product policy fees in the consolidated statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $806 million and $560 million, respectively, and is included in other policy-related balances in the consolidated balance sheets.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $4.8 billion and $4.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.6 billion at both December 31, 2011 and 2010. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

9. DEBT

   Long-term debt outstanding was as follows:

                                                           DECEMBER 31,
                                      INTEREST           -----------------
                                       RATES    MATURITY   2011     2010
                                      --------  -------- -------- --------
                                                           (IN MILLIONS)
      Surplus notes -- affiliated....    8.595%     2038 $    750 $    750
      Long-term debt -- unaffiliated.    7.028%     2030       42       45
                                                         -------- --------
      Total long-term debt (1).......                    $    792 $    795
                                                         ======== ========

--------

(1)Excludes $3.1 billion and $6.8 billion of long-term debt relating to CSEs at December 31, 2011 and 2010, respectively. See Note 2.

   On December 23, 2010, Greater Sandhill I, LLC ("Greater Sandhill"), an affiliate of MLI-USA, issued to a third party long-term notes for $45 million maturing in 2030 with an interest rate of 7.028%. The notes were issued in exchange for certain investments, which are included in other invested assets. During the year ended December 31, 2011, Greater Sandhill repaid $3 million of the long-term notes.

   In December 2009, MetLife Insurance Company of Connecticut renewed the $200 million surplus note to MetLife Credit Corporation, originally issued in December 2007, with an interest rate of six-month LIBOR plus 1.80%. On December 29, 2010, MetLife Insurance Company of Connecticut repaid the
$200 million surplus note to MetLife Credit Corporation.

   The aggregate maturities of long-term debt at December 31, 2011 are $1 million in each of 2012, 2013, 2014, 2015 and 2016, and $787 million thereafter.

   Interest expense related to the Company's indebtedness included in other expenses was $67 million, $70 million and $71 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Payments of interest and principal on the outstanding surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                   -----------------------------
                                                     2011      2010       2009
                                                   --------  --------  ---------
                                                           (IN MILLIONS)
Current:
 Federal.......................................... $   (157) $     55  $      24
 State and local..................................       --        --          1
 Foreign..........................................       (5)       (4)        (4)
                                                   --------  --------  ---------
   Subtotal.......................................     (162)       51         21
                                                   --------  --------  ---------
Deferred:
 Federal..........................................      641       274       (380)
 Foreign..........................................       42        (5)        (9)
                                                   --------  --------  ---------
   Subtotal.......................................      683       269       (389)
                                                   --------  --------  ---------
     Provision for income tax expense (benefit)... $    521  $    320  $    (368)
                                                   ========  ========  =========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                -----------------------------
                                                  2011      2010       2009
                                                --------  --------  ---------
                                                        (IN MILLIONS)
 Tax provision at U.S. statutory rate.......... $    616  $    377  $    (285)
 Tax effect of:
  Tax-exempt investment income.................      (71)      (67)       (69)
  Prior year tax...............................       (9)        8        (17)
  Tax credits..................................      (11)       (6)        --
  Foreign tax rate differential................       (4)        3          3
  Change in valuation allowance................       (2)        4         --
  Other, net...................................        2         1         --
                                                --------  --------  ---------
    Provision for income tax expense (benefit). $    521  $    320  $    (368)
                                                ========  ========  =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                        DECEMBER 31,
                                                   -----------------------
                                                       2011        2010
                                                   -----------  ----------
                                                        (IN MILLIONS)
     Deferred income tax assets:
      Policyholder liabilities and receivables.... $       880  $    1,298
      Net operating loss carryforwards............         124          99
      Operating lease reserves....................          --           2
      Capital loss carryforwards..................         123         359
      Investments, including derivatives..........         119         297
      Tax credit carryforwards....................         160         167
      Other.......................................          41          20
                                                   -----------  ----------
                                                         1,447       2,242
      Less: Valuation allowance...................           2           4
                                                   -----------  ----------
                                                         1,445       2,238
                                                   -----------  ----------
     Deferred income tax liabilities:
      Net unrealized investment gains.............       1,013         166
      DAC and VOBA................................       1,595       1,713
      Other.......................................           9           3
                                                   -----------  ----------
                                                         2,617       1,882
                                                   -----------  ----------
        Net deferred income tax asset (liability). $    (1,172) $      356
                                                   ===========  ==========

   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2011:

                   NET OPERATING LOSS                 CAPITAL LOSS
                      CARRYFORWARDS                   CARRYFORWARDS
             ------------------------------- -------------------------------
                AMOUNT        EXPIRATION        AMOUNT        EXPIRATION
             ------------- ----------------- ------------- -----------------
             (IN MILLIONS)                   (IN MILLIONS)
   Domestic.      $     60 Beginning in 2025      $    350 Beginning in 2013
   State....      $     22 Beginning in 2012      $     -- N/A
   Foreign..      $    413 Indefinite             $     -- N/A

   Tax credit carryforwards of $160 million at December 31, 2011 will expire beginning in 2016.

   The Company has recorded a valuation allowance related to tax benefits of certain state net operating losses. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state net operating losses will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2011, the Company recorded an overall decrease to the deferred tax valuation allowance of $2 million.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2005 and is no longer subject to foreign income tax examinations for the years prior to 2006. The IRS exam of the current audit cycle, years 2005 and 2006, began in April 2010.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN MILLIONS)
Balance at January 1,......................................................... $    38  $    44  $    48
Additions for tax positions of prior years....................................      --        1        2
Reductions for tax positions of prior years...................................      (3)      --       --
Additions for tax positions of current year...................................       2       --       --
Reductions for tax positions of current year..................................      (8)      (7)      (6)
                                                                               -------  -------  -------
Balance at December 31,....................................................... $    29  $    38  $    44
                                                                               =======  =======  =======
Unrecognized tax benefits that, if recognized would impact the effective rate. $    (3) $    --  $    --
                                                                               =======  =======  =======

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest and penalties were as follows:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                  ----------------------------
                                                                                    2011      2010     2009
                                                                                  --------- -------- ---------
                                                                                         (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of
  operations..................................................................... $      -- $      5 $      --

                                                                                               DECEMBER 31,
                                                                                            ------------------
                                                                                              2011     2010
                                                                                            -------- ---------
                                                                                              (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance
  sheets.........................................................................           $      9 $       9

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $73 million and $67 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $3 million related to a true-up of the 2010 tax return. The 2010 benefit included an expense of $28 million related to a true-up of the 2009 tax return.

11.CONTINGENCIES, COMMITMENTS AND GUARANTEES

  LITIGATION

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2011.

  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2011, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Sales Practices Claims

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Connecticut General Life Insurance Company and MetLife Insurance Company of Connecticut are engaged in an arbitration proceeding to determine whether MetLife Insurance Company of Connecticut is owed money from Connecticut General Life Insurance Company or is required to refund several million dollars it collected and/or should stop submitting certain claims under reinsurance contracts in which Connecticut General Life Insurance Company reinsured death benefits payable under certain MetLife Insurance Company of Connecticut annuities.

   A former Tower Square financial services representative is alleged to have misappropriated funds from customers. The Illinois Securities Division, the U.S. Postal Inspector, the Internal Revenue Service, FINRA and the
U.S. Attorney's Office have conducted inquiries. Tower Square has made remediation to all the affected customers. The Illinois Securities Division has issued a Statement of Violations to Tower Square, and Tower Square is conducting discussions with the Illinois Securities Division.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates, including MetLife Insurance Company of Connecticut, for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multistate targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multistate market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property. The Company estimates that the reasonably possible amount of such additional payments in excess of amounts accrued is not material to the Company.

  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                               -------------------
                                                                 2011      2010
                                                               --------- ---------
                                                                  (IN MILLIONS)
Other Assets:
 Premium tax offset for future undiscounted assessments....... $      19 $       8
 Premium tax offsets currently available for paid assessments.         2         1
                                                               --------- ---------
                                                               $      21 $       9
                                                               ========= =========
Other Liabilities:
 Insolvency assessments....................................... $      39 $      13
                                                               ========= =========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $11 million, after tax, related to ELNY.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.2 billion at both December 31, 2011 and 2010. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $167 million and $270 million at December 31, 2011 and 2010, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $248 million and $315 million at December 31, 2011 and 2010, respectively.

  OTHER COMMITMENTS

   The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2011 and 2010, the Company had agreed to fund up to $90 million and $114 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $109 million and $144 million, respectively, to custody accounts to secure the notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $272 million and $297 million at December 31, 2011 and 2010, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2011 and 2010. The remainder of the risk was ceded to external reinsurers.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

12.EQUITY

RETURN OF CAPITAL

   During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

COMMON STOCK

   The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding at both December 31, 2011 and 2010. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  STATUTORY EQUITY AND INCOME

   Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   Statutory net income (unaudited) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $46 million, $668 million and $81 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Connecticut Insurance Department, was $5.1 billion at both December 31, 2011 and 2010.

   Statutory net income (loss) (unaudited) of MLI-USA, a Delaware domiciled insurer, was $178 million, $2 million and ($24) million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Delaware Insurance Department, was $1.7 billion and $1.5 billion at December 31, 2011 and 2010.

  DIVIDEND RESTRICTIONS

   Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011 and 2010, MetLife Insurance Company of Connecticut paid a dividend of $517 million and $330 million, respectively. During the year ended December 31, 2009, MetLife Insurance Company of Connecticut did not pay a dividend. The maximum amount of dividends which MetLife Insurance Company of Connecticut may pay in 2012 without prior regulatory approval is $504 million.

   Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, MLI-USA did not pay dividends. Because MLI-USA's statutory unassigned funds was negative at December 31, 2011, MLI-USA cannot pay any dividends in 2012 without prior regulatory approval.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                YEARS ENDED DECEMBER 31,
                                                                             ------------------------------
                                                                               2011      2010       2009
                                                                             --------  --------  ----------
                                                                                      (IN MILLIONS)
Holding gains (losses) on investments arising during the year............... $  3,157  $  2,032  $    3,365
Income tax effect of holding gains (losses).................................   (1,111)     (705)     (1,174)
Reclassification adjustments for recognized holding (gains) losses included
  in current year income....................................................      (58)     (215)        505
Income tax effect of reclassification adjustments...........................       20        74        (176)
Allocation of holding (gains) losses on investments relating to other
  policyholder amounts......................................................     (694)     (317)       (755)
Income tax effect of allocation of holding (gains) losses to other
  policyholder amounts......................................................      244       110         263
                                                                             --------  --------  ----------
Net unrealized investment gains (losses), net of income tax.................    1,558       979       2,028
Foreign currency translation adjustments, net of income tax.................      (13)      (16)         45
                                                                             --------  --------  ----------
Other comprehensive income (loss), excluding cumulative effect of change
  in accounting principle...................................................    1,545       963       2,073
Cumulative effect of change in accounting principle, net of income tax
  expense (benefit) of $0, $18 million and ($12) million (see Note 1).......       --        34         (22)
                                                                             --------  --------  ----------
 Other comprehensive income (loss).......................................... $  1,545  $    997  $    2,051
                                                                             ========  ========  ==========

13.OTHER EXPENSES

   Information on other expenses was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  ---------------------------------
                                                    2011        2010         2009
                                                  --------  -------------  --------
                                                            (IN MILLIONS)
Compensation..................................... $    306       $    283  $    148
Commissions......................................    1,418            936       796
Volume-related costs.............................      162            130       308
Affiliated interest costs on ceded reinsurance...      271            162       107
Capitalization of DAC............................   (1,478)          (978)     (851)
Amortization of DAC and VOBA.....................    1,296            839       294
Interest expense on debt and debt issuance costs.      389            472        71
Premium taxes, licenses & fees...................       75             47        45
Professional services............................       50             38        17
Rent.............................................       29             29         3
Other............................................      401            363       269
                                                  --------       --------  --------
 Total other expenses............................ $  2,919       $  2,321  $  1,207
                                                  ========       ========  ========

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for DAC and VOBA by segment and a rollforward of each including impacts of capitalization and amortization.

  INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

   Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 9) and interest expense related to CSEs (see Note 2).

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions.

   See Notes 8, 9 and 15 for discussion of affiliated expenses included in the table above.

14.BUSINESS SEGMENT INFORMATION

   The Company's business is currently divided into three segments: Retirement Products, Corporate Benefit Funding and Insurance Products. In addition, the Company reports certain of its results of operations in Corporate & Other. On November 21, 2011, MetLife announced that it will be reorganizing its business into three broad geographic regions and creating a global employee benefits business. While MetLife has initiated certain changes in response to this announcement, the Company continued to evaluate the performance of its operating segments under the existing segment structure as of December 31, 2011.

   Retirement Products offers a variety of variable and fixed annuities. Corporate Benefit Funding includes an array of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. Insurance Products offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two distinct businesses: Individual Life and Non-Medical Health. Individual Life insurance products and services include variable life, universal life, term life and whole life products including participating business. Non-Medical Health includes individual disability income products.

   Corporate & Other contains the excess capital not allocated to the segments, run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

   Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP accounting guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for GAAP net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

   Operating revenues excludes net investment gains (losses) and net derivative gains (losses). The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments but do not qualify for hedge accounting treatment,
       (ii) excludes certain amounts related to contractholder-directed unit-linked investments, and (iii) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

   The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to implementation of new insurance regulatory requirements and business combinations.

   In 2011, management modified its definition of operating earnings to exclude impacts related to certain variable annuity guarantees and Market Value Adjustments to better conform to the way it manages and assesses its business. Accordingly, such results are no longer reported in operating earnings. Consequently, prior years' results for Retirement Products and total consolidated operating earnings have been reduced by $28 million, net of $15 million of income tax, and $47 million, net of $25 million of income tax, for the years ended December 31, 2010 and 2009, respectively.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2011, 2010 and 2009 and at December 31, 2011

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2010. The accounting policies of the segments are the same as those of the Company, except for operating earnings adjustments as defined above, the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's business.

   Effective January 1, 2011, MetLife updated its economic capital model to align segment allocated equity with emerging standards and consistent risk principles. Such changes to MetLife's economic capital model are applied prospectively. Segment net investment income is also credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or net income.

                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT     INSURANCE    CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2011         PRODUCTS     FUNDING     PRODUCTS        OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ------------  -------------  --------  ------------ ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $      509  $    1,071  $        201   $         47  $  1,828  $         -- $      1,828
Universal life and investment-type
 product policy fees...............      1,175          34           589             36     1,834           122        1,956
Net investment income..............        833       1,175           590            190     2,788           295        3,083
Other revenues.....................        363           5           139              1       508            --          508
Net investment gains (losses)......         --          --            --             --        --            35           35
Net derivative gains (losses)......         --          --            --             --        --         1,119        1,119
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total revenues...................      2,880       2,285         1,519            274     6,958         1,571        8,529
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        648       1,598           248             46     2,540           120        2,660
Interest credited to policyholder
 account balances..................        737         180           251             --     1,168            21        1,189
Capitalization of DAC..............     (1,039)         (7)         (368)           (64)   (1,478)           --       (1,478)
Amortization of DAC and VOBA.......        578           4           295              8       885           411        1,296
Interest expense on debt...........         --          --            --             67        67           322          389
Other expenses.....................      1,552          42           931            163     2,688            24        2,712
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
  Total expenses...................      2,476       1,817         1,357            220     5,870           898        6,768
                                    ----------  ----------  ------------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        141         164            57            (69)      293           228          521
                                    ----------  ----------  ------------   ------------  --------               ------------
OPERATING EARNINGS................. $      263  $      304  $        105   $        123       795
                                    ==========  ==========  ============   ============
Adjustments to:
  Total revenues......................................................................      1,571
  Total expenses......................................................................       (898)
  Provision for income tax (expense) benefit..........................................       (228)
                                                                                         --------
NET INCOME (LOSS)....................................................................... $  1,240               $      1,240
                                                                                         ========               ============

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                         CORPORATE
                              RETIREMENT  BENEFIT    INSURANCE   CORPORATE
AT DECEMBER 31, 2011:          PRODUCTS   FUNDING    PRODUCTS     & OTHER    TOTAL
---------------------         ---------- --------- ------------- --------- ----------
                                                   (IN MILLIONS)
TOTAL ASSETS................. $  100,100 $  30,836   $    21,236 $  19,599 $  171,771
SEPARATE ACCOUNT ASSETS...... $   69,562 $   1,880   $     1,117 $      -- $   72,559
SEPARATE ACCOUNT LIABILITIES. $   69,562 $   1,880   $     1,117 $      -- $   72,559

                                                         OPERATING EARNINGS
                                    -----------------------------------------------------------
                                                 CORPORATE
                                    RETIREMENT    BENEFIT    INSURANCE   CORPORATE &                             TOTAL
YEAR ENDED DECEMBER 31, 2010         PRODUCTS     FUNDING    PRODUCTS       OTHER        TOTAL   ADJUSTMENTS  CONSOLIDATED
----------------------------        ----------  ----------  ----------  -------------  --------  ------------ ------------
                                                                        (IN MILLIONS)
REVENUES
Premiums........................... $      240  $      643  $      184   $         --  $  1,067  $         -- $      1,067
Universal life and investment-type
 product policy fees...............        916          29         593             15     1,553            86        1,639
Net investment income..............        939       1,102         486            207     2,734           423        3,157
Other revenues.....................        337           6         117             43       503            --          503
Net investment gains (losses)......         --          --          --             --        --           150          150
Net derivative gains (losses)......         --          --          --             --        --            58           58
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total revenues....................      2,432       1,780       1,380            265     5,857           717        6,574
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
EXPENSES
Policyholder benefits and claims...        350       1,159         321             --     1,830            75        1,905
Interest credited to policyholder
 account balances..................        718         193         236             96     1,243            28        1,271
Capitalization of DAC..............       (592)         (4)       (327)           (55)     (978)           --         (978)
Amortization of DAC and VOBA.......        410           2         337              7       756            83          839
Interest expense on debt...........         --          --          --             70        70           402          472
Other expenses.....................      1,023          36         806            123     1,988            --        1,988
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
 Total expenses....................      1,909       1,386       1,373            241     4,909           588        5,497
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
Provision for income tax expense
 (benefit).........................        183         139           2            (49)      275            45          320
                                    ----------  ----------  ----------   ------------  --------  ------------ ------------
OPERATING EARNINGS                  $      340  $      255  $        5   $         73       673
                                    ==========  ==========  ==========   ============
Adjustments to:
 Total revenues......................................................................       717
 Total expenses......................................................................      (588)
 Provision for income tax (expense) benefit..........................................       (45)
                                                                                       --------
NET INCOME (LOSS)..................................................................... $    757               $        757
                                                                                       ========               ============

                                            CORPORATE
                               RETIREMENT    BENEFIT     INSURANCE   CORPORATE
AT DECEMBER 31, 2010:           PRODUCTS     FUNDING     PRODUCTS     & OTHER    TOTAL
---------------------         ------------- ---------- ------------- --------- ----------
                                                       (IN MILLIONS)
TOTAL ASSETS................. $      87,461 $   30,491  $     16,296 $  20,637 $  154,885
SEPARATE ACCOUNT ASSETS...... $      58,917 $    1,625  $      1,077 $      -- $   61,619
SEPARATE ACCOUNT LIABILITIES. $      58,917 $    1,625  $      1,077 $      -- $   61,619

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                          OPERATING EARNINGS
                                    -------------------------------------------------------------
                                                   CORPORATE
                                     RETIREMENT     BENEFIT    INSURANCE    CORPORATE                                TOTAL
YEAR ENDED DECEMBER 31, 2009          PRODUCTS      FUNDING    PRODUCTS      & OTHER       TOTAL    ADJUSTMENTS   CONSOLIDATED
----------------------------        ------------  ----------  ----------  -------------  --------  -------------  ------------
                                                                          (IN MILLIONS)
REVENUES
Premiums........................... $        339  $      849  $      124    $        --  $  1,312  $          --  $      1,312
Universal life and investment-type
 product policy fees...............          690          29         618              5     1,342             38         1,380
Net investment income..............          884       1,061         381             40     2,366            (31)        2,335
Other revenues.....................          264           6         328             --       598             --           598
Net investment gains (losses)......           --          --          --             --        --           (835)         (835)
Net derivative gains (losses)......           --          --          --             --        --         (1,031)       (1,031)
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total revenues....................        2,177       1,945       1,451             45     5,618         (1,859)        3,759
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
EXPENSES
Policyholder benefits and claims...          429       1,360         223              1     2,013             52         2,065
Interest credited to policyholder
 account balances..................          741         265         243             91     1,340            (39)        1,301
Capitalization of DAC..............         (528)         (2)       (285)           (36)     (851)            --          (851)
Amortization of DAC and VOBA.......          334           3         271              2       610           (316)          294
Interest expense on debt...........           --           2          --             69        71             --            71
Other expenses.....................          928          34         648             84     1,694             (1)        1,693
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
 Total expenses....................        1,904       1,662       1,100            211     4,877           (304)        4,573
                                    ------------  ----------  ----------    -----------  --------  -------------  ------------
Provision for income tax expense
 (benefit).........................           96          97         123           (138)      178           (546)         (368)
                                    ------------  ----------  ----------    -----------  --------                 ------------
OPERATING EARNINGS................. $        177  $      186  $      228    $       (28)      563
                                    ============  ==========  ==========    ===========  ========
Adjustments to:
 Total revenues........................................................................    (1,859)
 Total expenses........................................................................       304
 Provision for income tax (expense) benefit............................................       546
                                                                                         --------
NET INCOME (LOSS)....................................................................... $   (446)                $       (446)
                                                                                         ========                 ============

   Net investment income is based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

   Operating revenues derived from any customer did not exceed 10% of consolidated operating revenues for the years ended December 31, 2011, 2010 and 2009. Operating revenues from U.S. operations were $5.7 billion, $5.1 billion and $4.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively, which represented 82%, 87% and 84%, respectively, of consolidated operating revenues.

15.RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                       YEARS ENDED DECEMBER 31,
                                    -------------------------------
                                      2011       2010        2009
                                    -------- ------------- --------
                                             (IN MILLIONS)
             Compensation.......... $    259      $    244 $    110
             Commissions...........      992           561      511
             Volume-related costs..      225           177      279
             Professional services.       20            16       --
             Rent..................       26            26       --
             Other.................      331           300      200
                                    --------      -------- --------
              Total other expenses. $  1,853      $  1,324 $  1,100
                                    ========      ======== ========

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                         2011      2010      2009
                                                        ------ ------------- -----
                                                               (IN MILLIONS)
Universal life and investment-type product policy fees. $  145    $      114 $  85
Other revenues......................................... $  136    $      101 $  71

   The Company had net receivables from affiliates of $93 million and $60 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 8. See Notes 2, 8 and 9 for additional related party transactions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE I

                    CONSOLIDATED SUMMARY OF INVESTMENTS --
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011
                                 (IN MILLIONS)

                                                                               AMOUNT AT
                                                    COST OR       ESTIMATED  WHICH SHOWN ON
TYPES OF INVESTMENTS                           AMORTIZED COST (1) FAIR VALUE BALANCE SHEET
--------------------                           ------------------ ---------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........  $         6,832   $   8,048  $       8,048
   Foreign government securities..............            1,035       1,247          1,247
   Public utilities...........................            2,095       2,382          2,382
   State and political subdivision securities.            1,891       2,055          2,055
   All other corporate bonds..................           21,245      22,830         22,830
                                                ---------------   ---------  -------------
     Total bonds..............................           33,098      36,562         36,562
 Mortgage-backed and asset-backed securities..           10,481      10,599         10,599
 Redeemable preferred stock...................              636         620            620
                                                ---------------   ---------  -------------
   Total fixed maturity securities............           44,215      47,781         47,781
                                                ---------------   ---------  -------------
Other securities..............................            3,690       3,665          3,665
                                                ---------------   ---------  -------------
Equity securities:
   Non-redeemable preferred stock.............              147         106            106
Common stock:
   Industrial, miscellaneous and all other....              148         146            146
                                                ---------------   ---------  -------------
   Total equity securities....................              295         252            252
                                                ---------------   ---------  -------------
Mortgage loans, net...........................            9,800                      9,800
Policy loans..................................            1,203                      1,203
Real estate and real estate joint ventures....              503                        503
Other limited partnership interests...........            1,696                      1,696
Short-term investments........................            2,578                      2,578
Other invested assets.........................            3,373                      3,373
                                                ---------------              -------------
     Total investments........................  $        67,353              $      70,851
                                                ===============              =============

--------
(1)The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                        CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)
                          DECEMBER 31, 2011 AND 2010
                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2011      2010
                                                             --------- ---------
CONDENSED BALANCE SHEETS
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated
  fair value (amortized cost: $31,856 and $33,974,
  respectively)............................................. $  34,063 $  34,300
 Equity securities available-for-sale, at estimated fair
  value (cost: $288 and $420, respectively).................       244       396
 Other securities, at estimated fair value..................        40        --
 Mortgage loans (net of valuation allowances of $37 and
  $54, respectively)........................................     5,109     4,698
 Policy loans...............................................     1,101     1,127
 Real estate and real estate joint ventures.................       351       329
 Other limited partnership interests........................     1,141     1,057
 Short-term investments, principally at estimated fair value     1,581     1,098
 Investment in subsidiaries.................................     6,195     4,658
 Loans to subsidiaries......................................       305        --
 Other invested assets, principally at estimated fair value.     2,095     1,481
                                                             --------- ---------
  Total investments.........................................    52,225    49,144
Cash and cash equivalents, principally at estimated fair
 value......................................................       379     1,364
Accrued investment income...................................       358       377
Premiums, reinsurance and other receivables.................     6,993     6,549
Receivables from subsidiaries...............................       728       665
Deferred policy acquisition costs and value of business
 acquired...................................................     1,227     2,039
Current income tax recoverable..............................        66        16
Deferred income tax assets..................................        --       912
Goodwill....................................................       885       885
Other assets................................................       155       149
Separate account assets.....................................    15,739    19,184
                                                             --------- ---------
  Total assets.............................................. $  78,755 $  81,284
                                                             ========= =========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES
Future policy benefits...................................... $  19,509 $  19,453
Policyholder account balances...............................    24,605    25,837
Other policy-related balances...............................       730       485
Payables for collateral under securities loaned and other
 transactions...............................................     6,375     6,857
Long-term debt -- affiliated................................       750       750
Current income tax payable..................................        57        --
Other liabilities...........................................       817       767
Separate account liabilities................................    15,739    19,184
                                                             --------- ---------
  Total liabilities.........................................    68,582    73,333
                                                             --------- ---------
STOCKHOLDERS' EQUITY
Common stock, par value $2.50 per share; 40,000,000 shares
 authorized; 34,595,317 shares issued and outstanding at
 December 31, 2011 and 2010.................................        86        86
Additional paid-in capital..................................     6,673     6,719
Retained earnings...........................................     1,657       934
Accumulated other comprehensive income (loss)...............     1,757       212
                                                             --------- ---------
  Total stockholders' equity................................    10,173     7,951
                                                             --------- ---------
  Total liabilities and stockholders' equity................ $  78,755 $  81,284
                                                             ========= =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)


                                                                              2011      2010      2009
                                                                            --------  --------  --------
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
Premiums................................................................... $    148  $    148  $    141
Universal life and investment-type product policy fees.....................      632       633       631
Net investment income......................................................    1,943     2,018     1,895
Equity in earnings from subsidiaries.......................................      658       236      (316)
Other revenues.............................................................      154       162       328
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.............      (53)      (97)     (534)
 Other-than-temporary impairments on fixed maturity securities transferred
   to other comprehensive income (loss)....................................       (3)       47       160
 Other net investment gains (losses).......................................       70       152      (418)
                                                                            --------  --------  --------
   Total net investment gains (losses).....................................       14       102      (792)
 Net derivative gains (losses).............................................      241       (67)     (405)
                                                                            --------  --------  --------
   Total revenues..........................................................    3,790     3,232     1,482
                                                                            --------  --------  --------
EXPENSES
Policyholder benefits and claims...........................................      755       800       801
Interest credited to policyholder account balances.........................      710       691       801
Other expenses.............................................................      800       753       494
                                                                            --------  --------  --------
   Total expenses..........................................................    2,265     2,244     2,096
                                                                            --------  --------  --------
Income (loss) before provision for income tax..............................    1,525       988      (614)
Provision for income tax expense (benefit).................................      285       231      (168)
                                                                            --------  --------  --------
Net income (loss).......................................................... $  1,240  $    757  $   (446)
                                                                            ========  ========  ========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                CONDENSED FINANCIAL INFORMATION -- (CONTINUED)
                             (PARENT COMPANY ONLY)
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN MILLIONS)

                                                                               2011        2010        2009
                                                                            ----------  ----------  ---------
CONDENSED STATEMENTS OF CASH FLOWS
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities.................................. $      886  $    1,129  $     993
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:.....................................
    Fixed maturity securities..............................................     13,921      13,203     10,125
    Equity securities......................................................        163         127        129
    Mortgage loans.........................................................        552         279        429
    Real estate and real estate joint ventures.............................         12          14          3
    Other limited partnership interests....................................        159          92         94
  Purchases of:
    Fixed maturity securities..............................................    (11,658)    (13,715)    (9,247)
    Equity securities......................................................        (22)        (38)       (61)
    Mortgage loans.........................................................       (946)       (868)      (531)
    Real estate and real estate joint ventures.............................        (83)        (80)       (19)
    Other limited partnership interests....................................       (214)       (204)      (127)
  Cash received in connection with freestanding derivatives................        375          93        225
  Cash paid in connection with freestanding derivatives....................       (453)       (102)      (434)
  Issuances of loans to affiliates.........................................       (305)         --         --
  Net change in policy loans...............................................         26          12         12
  Net change in short-term investments.....................................       (487)       (169)       619
  Net change in other invested assets......................................       (389)       (401)      (941)
                                                                            ----------  ----------  ---------
Net cash provided by (used in) investing activities........................        651      (1,757)       276
                                                                            ----------  ----------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...............................................................     14,151      20,496     15,236
    Withdrawals............................................................    (15,754)    (21,062)   (17,667)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................       (482)      1,295     (1,421)
  Net change in short-term debt............................................         --          --       (300)
  Long-term debt repaid....................................................         --        (200)        --
  Financing element on certain derivative instruments......................        127         (24)       (53)
  Return of capital........................................................        (47)         --         --
  Dividends on common stock................................................       (517)       (330)        --
                                                                            ----------  ----------  ---------
Net cash (used in) provided by financing activities........................     (2,522)        175     (4,205)
                                                                            ----------  ----------  ---------
Change in cash and cash equivalents........................................       (985)       (453)    (2,936)
Cash and cash equivalents, beginning of year...............................      1,364       1,817      4,753
                                                                            ----------  ----------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                      $      379  $    1,364  $   1,817
                                                                            ==========  ==========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Net cash paid (received) during the year for:
    Interest............................................................... $       64  $       74  $      73
                                                                            ==========  ==========  =========
    Income tax............................................................. $      (66) $       98  $      76
                                                                            ==========  ==========  =========

        SEE ACCOMPANYING NOTES TO THE CONDENSED FINANCIAL INFORMATION.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE II

                 NOTES TO THE CONDENSED FINANCIAL INFORMATION
                             (PARENT COMPANY ONLY)

1. BASIS OF PRESENTATION

   The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

   Certain amounts in the prior years' condensed unconsolidated financial statements have been reclassified to conform with the 2011 presentation.

2. SUPPORT AGREEMENTS

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Europe Limited ("MetLife Europe"), an Ireland company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MetLife Europe to have capital and surplus equal to the greater of (a) (Euro)14 million, or (b) such amount that will be sufficient to provide solvency cover equal to 150% of the minimum solvency cover required by applicable law and regulation, as interpreted and applied by the Irish Financial Services Regulatory Authority or any successor body.

   The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

               CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                      FUTURE POLICY
                             DAC    BENEFITS AND OTHER POLICYHOLDER
                             AND      POLICY-RELATED     ACCOUNT     UNEARNED
SEGMENT                      VOBA        BALANCES        BALANCES   REVENUE (1)
-------                    -------- ------------------ ------------ -----------
2011
Retirement Products....... $  2,961    $         2,359    $  22,699  $       --
Corporate Benefit Funding.       13             14,042        8,375           2
Insurance Products........    1,758              5,849        7,303         184
Corporate & Other.........      144              6,222        3,698          72
                           --------    ---------------    ---------  ----------
 Total.................... $  4,876    $        28,472    $  42,075  $      258
                           ========    ===============    =========  ==========
2010
Retirement Products....... $  2,981    $         1,736    $  20,990  $       --
Corporate Benefit Funding.        9             12,996        9,452          --
Insurance Products........    2,018              5,328        6,592         217
Corporate & Other.........       91              5,790        2,257          45
                           --------    ---------------    ---------  ----------
 Total.................... $  5,099    $        25,850    $  39,291  $      262
                           ========    ===============    =========  ==========
2009
Retirement Products....... $  3,060    $         1,454    $  21,059  $       --
Corporate Benefit Funding.        7             12,702        9,393          --
Insurance Products........    2,133              4,388        6,052         286
Corporate & Other.........       44              5,374          938          14
                           --------    ---------------    ---------  ----------
 Total.................... $  5,244    $        23,918    $  37,442  $      300
                           ========    ===============    =========  ==========

--------
(1)Amounts are included within the future policy benefits and other policy-related balances.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                 SCHEDULE III

        CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION -- (CONTINUED)
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                       POLICYHOLDER BENEFITS
                                                          AND CLAIMS AND     AMORTIZATION OF
                                PREMIUM        NET       INTEREST CREDITED    DAC AND VOBA      OTHER
                              REVENUE AND   INVESTMENT    TO POLICYHOLDER      CHARGED TO     OPERATING  PREMIUMS WRITTEN
SEGMENT                      POLICY CHARGES   INCOME     ACCOUNT BALANCES    OTHER EXPENSES  EXPENSES(1) (EXCLUDING LIFE)
-------                      -------------- ---------- --------------------- --------------- ----------- ----------------
2011
Retirement Products.........   $      1,795   $    792      $          1,485    $        945    $    513    $          --
Corporate Benefit Funding ..          1,105      1,142                 1,763               4          36               --
Insurance Products..........            801        568                   499             339         563                8
Corporate & Other...........             83        581                   102               8         511               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      3,784   $  3,083      $          3,849    $      1,296    $  1,623    $           8
                               ============   ========      ================    ============    ========    =============
2010
Retirement Products.........   $      1,243   $    903      $          1,113    $        483    $    431    $          --
Corporate Benefit Funding ..            672      1,098                 1,341               2          32               --
Insurance Products..........            776        478                   557             347         479                5
Corporate & Other...........             15        678                   165               7         540               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,706   $  3,157      $          3,176    $        839    $  1,482    $           5
                               ============   ========      ================    ============    ========    =============
2009
Retirement Products.........   $      1,087   $    854      $          1,161    $         77    $    399    $          --
Corporate Benefit Funding ..            878      1,069                 1,647               3          34               --
Insurance Products..........            722        375                   466             213         362                4
Corporate & Other...........              5         37                    92               1         118               --
                               ------------   --------      ----------------    ------------    --------    -------------
 Total......................   $      2,692   $  2,335      $          3,366    $        294    $    913    $           4
                               ============   ========      ================    ============    ========    =============

--------
(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   METLIFE INSURANCE COMPANY OF CONNECTICUT
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                           CONSOLIDATED REINSURANCE
                       DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                      % AMOUNT
                                                                      ASSUMED
                          GROSS AMOUNT   CEDED    ASSUMED  NET AMOUNT  TO NET
                          ------------ ---------- -------- ---------- --------
2011
Life insurance in-force..   $  378,153 $  340,477 $  8,085  $  45,761     17.7 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    2,180 $      366 $      7  $   1,821      0.4 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    2,429 $      608 $      7  $   1,828      0.4 %
                            ========== ========== ========  =========
2010
Life insurance in-force..   $  326,366 $  289,559 $  8,217  $  45,024     18.3 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,310 $      263 $     13  $   1,060      1.2 %
Accident and health......          249        242       --          7       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,559 $      505 $     13  $   1,067      1.2 %
                            ========== ========== ========  =========
2009
Life insurance in-force..   $  278,335 $  242,647 $  9,044  $  44,732     20.2 %
                            ========== ========== ========  =========
Insurance premium
Life insurance...........   $    1,525 $      235 $     14  $   1,304      1.1 %
Accident and health......          257        249       --          8       -- %
                            ---------- ---------- --------  ---------
 Total insurance premium.   $    1,782 $      484 $     14  $   1,312      1.1 %
                            ========== ========== ========  =========

   For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS

 EXHIBIT
  NUMBER         DESCRIPTION
------------     ---------------------------------------------------------------
    a.           Resolution of the Board of Directors of The Travelers
                 Insurance Company authorizing the establishment of the
                 Registrant. (Incorporated herein by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration
                 Statement, File No. 002-88637, on Form S-6 filed April 29,
                 1996.)

    b.           Not Applicable.

   c.1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers
                 Distribution LLC (Incorporated herein by reference to Exhibit c.1 to Post Effective Amendment No. 3 to the Registration
                 Statement on Form N-6, File No. 333-56952 filed February 7,
                 2003.)

   c.2. Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-65942, filed April 15,
                 2003.)

   c.3. Specimen Selling Agreement (Incorporated herein by reference to Exhibit c.3. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

   c.4.          Agreement and Plan of Merger between MetLife Investors
                 Distribution Company and MLI Distribution LLC dated as of
                 October 20, 2006 (Incorporated herein by reference to Exhibit c.4. to Post-Effective Amendment No. 12 to the Registration
                 Statement on Form N-6, File No. 333-96519, filed April 5,
                 2007.)

   c.5.          Retail Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers (Incorporated herein by reference to Exhibit c.5. to Post-Effective Amendment No. 12 to the Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)

   c.6.          Services Agreement between MetLife Investors
                 Distribution Company and MetLife Insurance Company of
                 Connecticut and Amendment No. 1 to the Services Agreement.
                 (Incorporated herein by reference to Exhibit c.6. to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)

   c.7.          Enterprise Sales Agreement between MetLife Investors
                 Distribution Company and broker-dealers dated February 2010
                 (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 2 to the MetLife of CT Separate
                 Account QPN Registration Statement on Form N-4, File No.
                 333-156911, as filed April 6, 2010.)

   d.1.          Form of Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit d.1. to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.2. Accidental Death Benefit Rider. (Incorporated herein by reference to Exhibit d.2. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.3. Accelerated Death Benefit Rider. (Incorporated herein by reference to Exhibit d.3. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.4. Child Term Rider. (Incorporated herein by reference to Exhibit d.4. to Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-6, File No. 333-96519 filed
                 February 10, 2003.)

   d.5. Cost of Living Adjustment Rider. (Incorporated here in by reference to Exhibit d.5. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.6. Coverage Extension Rider. (Incorporated herein by reference to Exhibit d.6. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.7. Estate Tax Repeal Rider. (Incorporated herein by reference to Exhibit d.7. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.8. Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Exhibit d.8. to Post-Effective Amendment
                 No. 4 to the Registration Statement on Form N-6, File No.
                 333-96519 filed February 10, 2003.)

   d.9. Lapse Protection Guarantee Rider. (Incorporated herein by reference to Exhibit d.9. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.10. Maturity Extension Rider. (Incorporated herein by reference to Exhibit d.10. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.11. Primary Insured Term Rider. (Incorporated herein by reference to Exhibit d.11. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.12. Spouse Term Insurance Rider. (Incorporated herein by reference to Exhibit d.12. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.13. Specified Amount Payment Rider. (Incorporated herein by reference to Exhibit d.13. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.14. Waiver of Deduction Amount Rider. (Incorporated herein by reference to Exhibit d.14. to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)

   d.15. Name Change Endorsement (Incorporated herein by reference to Exhibit d.15. to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No.
                 333-96519 filed April 10, 2006.)

    e.           Application for Variable Life Insurance Contracts.
                 (Incorporated herein by reference to Exhibit e to Post-Effective Amendment No. 4 to the Registration Statement on
                 Form N-6, File No. 333-96519 filed February 10, 2003.)

   f.1. Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.2. By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Travelers Separate Account TM for Variable
                 Annuities' Registration Statement filed on Form N-4, File No.
                 333-40193, filed November 13, 1997.)

   f.3. Certificate of Amendment to the Charter for the Travelers Insurance Company, as effective May 1, 2006.
                 (Incorporated herein by reference to Exhibit 6(c) to the Post-Effective Amendment No. 14 to the Travelers Fund ABD for
                 Variable Annuities Registration Statement filed on Form N-4,
                 File No. 033-65343, filed April 6, 2006.)

   f.4. Certificate of Correction to the Charter for the MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 6(d) to the Post-Effective Amendment
                 No. 11 to the MetLife of CT Separate Account Nine for Variable
                 Annuities Registration Statement filed on Form N-4, File No.
                 033-65326, filed October 31, 2007.)

    g. Specimen Reinsurance Contracts. (Incorporated herein by reference to Exhibit g to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance
                 Registration Statement on Form N-6, File No. 333-56952, filed
                 February 7, 2003.)

   h.1. Form of Participation Agreement. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Travelers Fund UL for Variable Life Insurance Registration
                 Statement on Form N-6, File No. 333-56952, filed February 7,
                 2003.)


   h.2(a).       Participation Agreement with Metropolitan Series
                 Fund, Inc. (Incorporated herein by reference to Exhibit 8(e) to the Post-Effective Amendment No. 11 to the MetLife of CT
                 Separate Account Nine for Variable Annuities Registration
                 Statement filed on Form N-4, File No. 033-65326, filed October
                 31, 2007.)

   (b).          Amendment to the Participation Agreements with Metropolitan
                 Series Fund, Inc. dated April 30, 2010. (Filed herewith)


   h.3(a).       Participation Agreement with Met Investors Series
                 Trust (Incorporated herein by reference to Exhibit h.3. to Post-Effective Amendment No. 9 to the Registrant's Registration
                 Statement on Form N-6, File No. 333-96519, filed April 10,
                 2006.)

   (b).          Amendment to the Participation Agreements with Met Investors
                 Series Trust dated April 30, 2010. (Filed herewith)

   h.4(a).       Fund Participation Agreement among The Travelers Insurance
                 Company, The Travelers Life and Annuity Company, American
                 Variable Insurance Series (aka American Funds Insurance
                 Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the Registrants Registration Statement on Form N-6
                 (File No. 333-71349) filed April 9, 2009).

   (b). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series,
                 Capital Research and Management Company and MetLife Insurance
                 Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152194, filed April 5,
                 2011.)

   h.5(a).       Amended and Restated Participation Agreement among Fidelity(R)
                 Variable Insurance Products Funds, Fidelity Distributions
                 Corporation and The Travelers Insurance Company and amendments.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the Registrants Registration Statement on Form N-6
                 (File No. 333-71349) filed April 9, 2009).

   (b).          Summary Prospectus Agreement Among Fidelity Distributors
                 Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of
                 CT Separate Account Eleven for Variable Annuities' Registration
                 Statement on Form N-4, File No. 333-152189, filed April 5,
                 2011.)

   h.6(a).       Amended and Restated Participation Agreement among Franklin
                 Templeton Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., The Travelers Insurance Company, The
                 Travelers Life and Annuity Company and Travelers Distribution
                 LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants
                 Registration Statement on Form N-6 (File No. 333-71349) filed
                 April 9, 2009).

   (b).          Amendment No. 5 dated October 5, 2010 to the Amended and
                 Restated Participation Agreement dated May 1, 2004 Among
                 Franklin Templeton Variable Insurance Products Trust,
                 Franklin/Templeton Distributors, Inc., MetLife Insurance
                 Company of Connecticut and MetLife Investors Distribution
                 Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate
                 Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

   (c).          Participation Agreement Addendum with Franklin Templeton
                 Variable Insurance Products Trust dated May 1, 2011. (Filed herewith.)


   h.7(a).       Fund Participation Agreement among Janus Aspen Series, The
                 Travelers Insurance Company and The travelers Life and Annuity
                 Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No.
                 333-71349) filed April 9, 2009).

   (b).          Amendment No. 8 to Participation Agreement with Janus Aspen
                 Series effective as of May 1, 2011. (Filed herewith.)


   h.8(a).       Participation Agreement among Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut dated January
                 1, 2009. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the Registrants Registration Statement on
                 Form N-6 (File No. 333-71349) filed April 9, 2009).

   (b). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable
                 Equity Trust, Legg Mason Partners Variable Income Trust, Legg
                 Mason Investor Services, LLC, Legg Mason Partners Fund Advisor,
                 LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective
                 Amendment No. 3 to MetLife of CT Separate Account Eleven for
                 Variable Annuities' Registration Statement on Form N-4, File
                 No. 333-152189, filed April 5, 2011.)


   h.9(a).       Participation Agreement among Pioneer Variable Contracts Trust,
                 The Travelers Insurance Company and The Travelers Life and
                 Annuity Company, Pioneer Investment Management, Inc. and
                 Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the Registrants Registration Statement on
                 Form N-6 (File No. 333-71349) filed April 9, 2009).

   (b).          Amendment No. 3 to the Participation Agreement with Pioneer
                 Investment Management, Inc. effective as of May 1, 2011. (Filed herewith.)

   h.10.         Fund Participation Agreement among The Merger Fund VL,
                 Westchester Capital management, Inc. and The Travelers
                 Insurance Company dated August 1, 2003 and amendment.
                 (Incorporated herein by reference to Post-Effective Amendment
                 No. 15 to the Registrants Registration Statement on Form N-6
                 (File No. 333-71349) filed April 9, 2009).

   h.11(a). Participation Agreement among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and The Travelers Insurance Company dated July 1,
                 2003.(Incorporated herein by reference to Post-Effective
                 Amendment No. 15 to the Registrants Registration Statement on
                 Form N-6 (File No. 333-71349) filed April 9, 2009).

   (b).          Third Amendment to Participation Agreement with Vanguard
                 Variable Insurance Fund effective May 1, 2011. (Filed herewith.)

   h.12(a).      Participation Agreement dated December 5, 2003 between Goldman
                 Sachs Variable Insurance Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrants Registration statement on Form N-6 (File No.
                 333-96519) filed April 6, 2011.)

   (b).          Amendment No. 2 to Participation Agreement with Goldman, Sachs
                 & Co. effective as May 1, 2010. (Filed herewith)


    i.           Administrative Contracts. Not applicable.

    j.           None

    k. Opinion of counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit k to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6, File No. 333-96519, filed
                 February 10, 2003.)

    l. Actuarial Representation Letter. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)

    m. Calculation Exhibit. (Incorporated herein by reference to Exhibit 1. to Post-Effective Amendment No. 13 to the
                 Registration Statement on Form N-6, File No. 333-96519, filed
                 April 7, 2008.)

    n.           Consent of Deloitte & Touche LLP, Independent
                 Registered Public Accounting Firm. (Filed herewith.)

    o.           Omitted Financial Statement. Not applicable.

    p.           Initial Capital Agreements. Not applicable.

    q. Redeemability Exemption. (Incorporated herein by reference to Exhibit q to Post-Effective Amendment No. 27 to the Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

    r.           Powers of Attorney for Michael K. Farrell, Maria R. Morris,
                 Robert E. Sollman, Jr., Stanley J. Talbi, and Peter M. Carlson
                 (Incorporated herein by reference to Exhibit r. to Post-Effective Amendment No. 16 to the Registration Statement on Form N-6, File No. 333-96519, filed on April 7, 2010.)

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL            POSITIONS AND OFFICES WITH INSURANCE COMPANY
BUSINESS ADDRESS
------------------------      ------------------------------------------------------------------
Michael K. Farrell            Chairman of Board, President, Chief Executive Officer and Director

Maria R. Morris               Director

Peter M. Carlson              Executive Vice President and Chief Accounting Officer

Steven J. Goulart             Executive Vice President and Chief Investment Officer

Stanley J. Talbi              Executive Vice President and Chief Financial Officer

Nicholas D. Latrenta          General Counsel

Robin Lenna                   Executive Vice President

Marlene B. Debel              Senior Vice President and Treasurer

Jonathan L. Rosenthal         Senior Vice President and Chief Hedging Officer

William D. Cammarata          Senior Vice President

Elizabeth M. Forget           Senior Vice President

Gene L. Lunman                Senior Vice President


PRINCIPAL BUSINESS ADDRESS:


     The principal business address of each person shown above is MetLife, Inc., 1095 Avenue of the Americas, New York, NY 10166, except that the principal business address for Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962, for William D. Cammarata is 18210 Crane Nest Drive, Tampa, FL 33647, for Elizabeth M. Forget is 260 Madison Avenue, New York, NY 10016 and Gene
     L. Lunman is 1300 Hall Boulevard, Bloomfield, CT 06002.


ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) under Connecticut insurance law. The Registrant and Depositor are ultimately controlled by MetLife, Inc.

An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 29. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter, as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  30. PRINCIPAL UNDERWRITER

(a)   MetLife Investors Distribution Company ("MLIDC")
      5 Park Plaza, Suite 1900
      Irvine, CA 92614

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following funds:


MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, Metropolitan Life Variable Annuity Separate Account II, Metropolitan Series Fund, Met Investors Series Trust, MetLife Investors USA Separate Account
A, MetLife Investors USA Variable Life Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty- Eight, General American Separate Account Twenty- Nine, General

American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27, Metropolitan Life Separate Account E, Metropolitan Life Separate Account UL, Metropolitan Tower Separate Account One, Metropolitan Tower Separate Account Two, Paragon Separate Account A, Paragon Separate Account B, Paragon Separate Account C and Paragon Separate Account D.


(b) MetLife Investors Distribution Company is the principal underwriter for the Policies. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS OFFICE              WITH UNDERWRITER
-----------------------      ----------------------------------------------------------------
Marlene B. Debel (2)         Treasurer

Michael K. Farrell (4)       Director

Elizabeth M. Forget (3)      Executive Vice President

Paul A. LaPiana (1)          Executive Vice President, National Sales Manager - Life

Craig W. Markham (5)         Director and Vice President

John G. Martinez (6)         Vice President, Chief Financial Officer

Paul A. Sylvester (1)        President, National Sales Manager- Annuities & LTC

William J. Toppeta (2)       Director


(1) The principal business address is MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614.

(2) The principal business address is MetLife, 1095 Avenue of the Americas, New York, NY 10166.

(3) The principal business address is MetLife, 260 Madison Avenue, New York, NY 10166.

(4) The principal business address is MetLife, 10 Park Avenue, Morristown, NJ 07962.

(5) The principal business address is MetLife, 485-E US highway 1 South, Iselin, NJ 08830.

(6) The principal business address is MetLife, 18210 Crane Nest Drive, Tampa, FL 33647




                                                          (3)
                                                     Compensation
                                                       on Events
          (1)                      (2)              Occasioning the
        Name of              Net Underwriting       Deduction of a             (4)                  (5)
       Principal              Discounts and         Deferred Sales          Brokerage              Other
      Underwriter              Commissions               Load              Commissions         Compensation
MetLife Investors
Distribution Company         $       2,010,740      $             0        $         0         $          0




MLIDC as the principal underwriter and distributor, does not receive any fees on the Policies. The Company pays compensation directly to broker-dealers who have selling agreements with MLIDC.

Tower Square Securities, Inc. provides certain limited services to MLIDC in the course of ordinary business as a principal underwriter to maintain its status as a broker-dealer in good standing with FINRA. Tower Square Securities, Inc. allocates such expenses to MLIDC.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

      (1)   MetLife Insurance Company of Connecticut
            1300 Hall Boulevard,
            Bloomfield, Connecticut 06002

      (2)   Metropolitan Life Insurance Company
            501 Boylston Street
            Boston, Massachusetts 02116

      (3)   MetLife Investors Distribution Company
            5 Park Plaza, Suite 1900
            Irvine, CA 92614

ITEM 32. MANAGEMENT SERVICES

Not Applicable.

ITEM 33. FEE REPRESENTATION

MetLife Insurance Company of Connecticut hereby represents that the aggregate charges under the Policies of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 5th day of April, 2012.



                      MetLife of CT Fund UL for Variable Life Insurance
                                 (Registrant)
                      MetLife Insurance Company of Connecticut

                                 (Depositor)

                      By:          /s/  Karen A. Johnson
                                   ------------------------------------
                                   Karen A. Johnson
                                   Vice President

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration under Rule 485(b) and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Boston, and Commonwealth of Massachusetts, on this 5th day of April, 2012.


                      MetLife Insurance Company of Connecticut

                                 (Depositor)

                      By:     /s/  Karen A. Johnson
                              --------------------------------
                              Karen A. Johnson
                              Vice President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2012.


/s/  *Michael K. Farrell    Chairman of the Board, President and
-------------------------   Chief Executive Officer and Director
Michael K. Farrell

/s/  *Maria R. Morris       Director
-------------------------
Maria R. Morris

/s/  *Stanley J. Talbi      Executive Vice President and Chief
-------------------------   Financial Officer
Stanley J. Talbi

/s/  *Peter M. Carlson      Executive Vice President and Chief
-------------------------   Accounting Officer
Peter M. Carlson


By:    /s/  John E. Connolly, Jr.
     ----------------------------
       John E. Connolly, Jr.,
       Attorney-in-fact

* Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2010.

                                 Exhibit Index



Exhibit Letter Description

h.2(b)         Amendment to the Participation Agreements with Metropolitan Series Fund, Inc.

h.3(b)         Amendment to Participation Agreements with Met Investors Series Trust

h.6(c)         Participation Agreement Addendum with Franklin Templeton Variable Insurance Products Trust

h.7(b)         Amendment No. 8 to Participation Agreement with Janus Aspen Series

h.9(b)         Amendment No. 3 to the Participation Agreement with Pioneer Investment Management, Inc.

h.11(b)        Third Amendment to Participation Agreement with The Vanguard Group, Inc.

h.12(b)        Amendment No. 2 to Participation Agreement with Goldman Sachs Variable Insurance Trust

n.             Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm